Filed with the Securities and Exchange Commission on May 1, 2000

                            Registration No. 33-90684

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form S-6

                        POST-EFFECTIVE AMENDMENT NO 7 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.       Exact name of trust:       Variable Account II

B.       Name of depositor:         AIG Life Insurance Company

C.                Complete address of depositor's principal executive offices:
                  One Alico Plaza, 600 King Street, Wilmington, DE  19801

D.                Name and address of agent for service:
                  Kenneth D. Walma, Vice President and General Counsel One Alico Plaza
                  600 King Street
                  Wilmington, DE  19801

COPIES TO:
Michael Berenson, Esq.         and   Ernest T. Patrikis, Esq.
Jorden Burt Boros Cicchetti          Senior Vice President and General Counsel
Berenson & Johnson, LLP              American International Group, Inc.
Suite 400 East                       70 Pine Street
1025 Thomas Jefferson Street, NW     New York, NY  10270
Washington, DC  20007-0805

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b) of Rule 485
------

  X   on May 1, 2000  pursuant to paragraph (b) of Rule 485
-----    ------------

___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485 on ______ pursuant to paragraph (a)(i) of Rule 485
------

___ on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title and amount of securities being registered:

     Flexible Premium Variable Life Insurance Policies.

F.   Approximate date of proposed public offering:

     As soon as practicable after the effective date of this Registration Statement.

G.   Amount of Filing Fee: N/A

                                     Part I

                                                      AIG Life Insurance Company
                                                             Variable Account II
                                                                 One Alico Plaza
                                                           Wilmington, DE  19801
                                                                  1-800-340-2765

              Flexible Premium Variable Universal Life Policy

AIG Life Insurance Company is offering life insurance coverage under the policy described in this prospectus. The policy is an individual flexible premium variable universal life policy. The policy allows you, as the owner, within limits, to:

o Select the Face Amount of life insurance. You may within limits change your initial selection as your insurance needs change.

o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

o Allocate premium payments and your Policy Account Value among the variable investment options and the Guaranteed Account.

o Receive payments from your policy while the Insured is alive through loans, partial surrenders or a full surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                  May 1, 2000

Investment Options

Variable Investment Options

The Separate Account is divided into subaccounts. Each subaccount invests in shares of a specific portfolio of the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and the Van Eck Worldwide Insurance Trust. The portfolios of the funds which are available under the policy are named below. The prospectuses for the funds contain information about each portfolio. You should read the prospectus carefully.

AIM Variable Insurance Funds, Inc.
(managed by A I M Advisors, Inc.)
o         V.I. Capital Appreciation  Fund
o         V.I. International Equity Fund

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)
o         Global Bond Portfolio
o         Growth Portfolio
o         Growth and Income Portfolio
o         Premier Growth
o         Quasar Portfolio
o         Technology Portfolio

Dreyfus Variable Investment Fund
(managed by The Dreyfus Corporation)
o         Small Company Stock Portfolio

Dreyfus Stock Index Fund
(managed by The Dreyfus Corporation and Mellon Equity Associates)

Fidelity Variable Insurance Products Fund
(managed by Fidelity Management & Research Company)
o         VIP Growth Portfolio
o         VIP High Income Portfolio
o         VIP Money Market Portfolio

Fidelity Variable Insurance Products Fund II
(managed by Fidelity Management & Research Company)
o         VIP II Asset Manager Portfolio
o         VIP II Contrafund Portfolio
o         VIP II Investment Grade Bond Portfolio

Van Eck Worldwide Insurance Trust
(managed by Van Eck Associates Corporation)
o         Worldwide Emerging Markets Portfolio
o         Worldwide Hard Assets Portfolio




Guaranteed  Investment Option

The Guaranteed Account is part of our general account. We will credit interest equal to at least 4% per year, compounded annually on that portion of policy Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Policy Account Value allocated to the Variable Account.

                                Table of Contents

Special Terms

Summary of the Policy
         Overview
         Applying for a Policy
         Premium Payments
         Policy Account Value
         Death Benefit
         Cash Benefits During the Life of the Insured
         Expenses of the Policy
         Federal Tax Considerations

Purchasing a Policy
         Applying for a Policy
         Your Right to Cancel the Policy
         Premiums
                  Restrictions on Premiums
                  Minimum Initial Premium
                  Planned Periodic Premiums
                  Additional Premiums
                  Effect of Premium Payments
                  Grace Period
                  Premium Allocations
                  Crediting Premiums

The Investment Options

Investing Your Policy Account Value
         Determining the Policy Account Value
         Transfers
         Dollar Cost Averaging

Death Benefit

Cash Benefits During the Insured's Life

Payment Options for Benefits

Expenses of the Policy

Supplemental  Benefits and Riders

Other Policy Provisions

Performance Information

Federal Income Tax Considerations

Distribution of the Policy

About Us and the Accounts

Our Directors and Executive Officers

Other Information

Financial Statements

Appendices

                                  Special Terms


We have capitalized some special terms we use in this document. We have defined these terms here.

Accounts.   The Separate Account and the Guaranteed Account

Administrative Office.   One Alico Plaza, P.O. Box 8718, Wilmington, DE 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of full years since the Policy Date.

Beneficiary. The person(s) entitled to the death benefit under the policy if the Insured dies while coverage under the policy is in force.

Cash Surrender Value. The Policy Account Value less any surrender charge that would be assessed if the policy were surrendered.

Code.  The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and from which the amount payable to a beneficiary will be determined.

Grace Period. The period of time that the policy continues to be in force while the Net Cash Surrender Value is less than the total monthly deductions then due. It begins on a Monthly Anniversary when the Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Separate Account and any of our other separate accounts.

Insured. A person whose life is covered under the policy. At the time of application, the Insured must be 75 years of age or younger.

Issue Date. The date the policy is actually issued and from which we measure contestability periods. It may be later than the Policy Date.

Loan Account. The portion of the Policy Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the monthly anniversary is the 29th, 30th or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value.   The Cash Surrender Value less any outstanding Loans.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Owner. The person who purchased the policy as shown in the application, unless later changed.

Policy Account Value. The total amount in the Accounts credited to your policy.

Policy Date. The date as of which we have received the initial premium and an application in good order. Coverage begins on the Policy Date which is also the date used to determine all anniversary dates.

Policy Year.  Each period of twelve months commencing with the Policy Date.

Separate Account.   Variable Account II, a separate investment account of ours.

Valuation Date.   Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 P.M., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

                              Summary of the Policy


Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

Overview

The policy is a flexible premium variable universal life policy. Like traditional life insurance, the policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial surrenders or a full surrender. Unlike traditional life insurance, you may choose how to invest your policy Account Value.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the policy. These riders will provide you with the flexibility to design an insurance product that meets your specific needs.

If you select any variable investment options, your policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

Applying for a Policy

When you apply for a policy, you must select the Face Amount. The Face Amount is the initial amount of life insurance coverage on the Insured. It must be at least $50,000 when you apply.

 Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application.

o 10 days after you receive the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

Premium Payments

Before your policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking. A table is provided in Appendix A.

When you apply for a policy you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments.

During the term of the policy, you may pay premiums at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Policy Account Value

We will measure your benefits under the policy by your Policy Account Value. Your Policy Account Value will reflect:

o    the premiums you pay;

o    the returns earned by the subaccounts you select;

o    the interest earned on the amount allocated to the Guaranteed Account;

o    any loans or partial surrenders; and

o    the policy charges and expenses we deduct.

Death Benefit

When you apply for a policy, you must select:

o    The Face Amount.

o The death benefit option, which determines the manner in which we calculate the death benefit for your policy.

You may select from two death benefit options. They are:

o Option I: Level Death Benefit Option. The basic death benefit will be the greater of:

1.   The Face Amount; or

2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

o Option II: Increasing Death Benefit Option. The basic death benefit will be the greater of:

1.   The Face Amount plus the Policy Account Value; or

2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Within limits, you may change the death benefit option and, after the first Policy Year, may change the Face Amount.


Cash Benefits During the Life of the Insured

During the life of the Insured, your policy has cash benefits that you can access within limits through loans, partial surrenders or a full surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

o Partial Surrender -- You may withdraw part of your Policy Account Value after the first Policy Year. We may deduct an administrative charge. If you make a partial surrender during the surrender charge period, we will deduct a surrender charge. A partial surrender may result in a decrease in the Face Amount of your policy depending upon your death benefit option.

o Full Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses of the Policy

We deduct expenses related to your policy. These deductions are made:

o    from premium,  your Policy Account Value and the assets of the subaccounts;
     and

o    upon certain transactions.

Deduction From Premium -- we will deduct 5% from your premium payments plus a state specific percent of premium equal to the state and local premium tax rate applicable to the policy. These deductions are for state premium taxes, federal taxes, sales and other acquisition related expenses.

Monthly Deductions From Policy Account Value -- we will deduct on each Monthly Anniversary charges for:

o         The administration of your policy.

o         The cost of insurance for your policy.

o         The costs associated with acquiring  and underwriting your policy.

o         The cost of any supplemental benefits or riders.

The monthly deduction is deducted from your Accounts on a pro rata basis in the same proportion as you have Policy Account Value in each Account.

Deductions from Subaccount Net Assets -- we will deduct a daily charge for the mortality and expense risks we assume at an annual rate not to exceed 0.90% of your Policy Account Value in the subaccounts.

Deductions Upon Certain Policy Transactions -- If you make a policy transaction, a charge may apply. They are:

o Transfer Charge -- You may make twelve transfers from your subaccounts each Policy Year free of charge. Thereafter, we will deduct a fee of $25 per transfer from the transferred amount.

o Administrative Charge for Partial Surrenders - We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

o Surrender Charge - A surrender charge for partial surrenders is equal to a pro rata portion of the surrender charge that would apply to a full surrender. This applies during the first 14 Policy Years and for the first 14 Policy Years immediately following an increase in Face Amount. If you request a full surrender during the first 14 Policy Years, we may deduct a surrender charge based on the initial Face Amount. If you request a surrender within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

o Surrender Charge for Face Amount Decreases -- We may also deduct a surrender charge from the Policy Account Value upon a decrease in Face Amount. If you request a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If you request a decrease within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount.

In addition, you will indirectly bear the costs of the investment management fees and expenses paid from the assets of the portfolios you select.

The following tables are designed to help you understand the various fees and expenses that you will bear directly or indirectly. The first table shows the policy charges and deductions you will bear directly under the policy. The second table shows the fees and expenses of the portfolios that you will bear indirectly when you purchase a policy.




                          Policy Charges and Deductions

Transaction Charges

     Sales and DAC Tax Charge 5% of each premium payment

     Premium Tax Charge(1) 0.50% to 5% of each premium payment

     Transfer Charge $25 for each transfer in excess of 12 each Policy Year

     Surrender Charge During the first 14 Policy Years and the first years immediately following an increase in Face Amount, there will be a surrender charge of up to 25% of the first year premium paid up to a surrender charge premium plus 4% of the first year premium paid in excess of the surrender charge premium. (3)

     Partial Surrender Administrative $25 per partial surrender - In certain states the charge may Charge the lesser of $25 or 2% of the amount surrendered.


Account Value Charges (deducted monthly)

     Cost of Insurance Charge(2)

   Current                               Guaranteed

Ranges from 0.04083 per             Ranges from 0.05667 per
$1,000 of net amount at risk        $1,000 of net amount at risk
to 58.95273 per $1,000 of net       to 90.90909 per $1,000 of net
amount at risk(4)                   amount at risk(4)

Monthly Expense Charge                               Current          Guaranteed

If the Face Amount is between $50,000 and $199,000   $  7.50           $15.00
If the Face Amount is between $200,000 and $499,000  $  5.00           $10.00
If the Face Amount is between $500,000 and greater   $  4.00           $10.00
First Year Additional Charge                         $ 20.00           $25.00


     First Year Administrative Charge Up to $25 per month during the first Policy Year and for 12 months following an increase in Face Amount

     Annual Separate Account Charges (deducted daily and shown as an annualized percentage of average net assets)

         Mortality and Expense Risk Charge    Current                           Guaranteed

                                              0.90% (policy years 1-10)            0.90%
                                              0.50% (policy years 11+)

(1) We deduct a premium tax charge equal to the actual state tax rate from each premium payment. State and local premium tax rates range from 0.50% to 5%.

(2) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. The net amount at risk is the difference between the death benefit divided by 1.0032737 and the current Policy Account Value. (See "Expenses of the Policy - Cost of Insurance Charge.")

(3) A policy's surrender charge premium is based on the issue age, sex and smoker status of the Insured and the Face Amount. For a 45 year old non-smoking male purchasing $500,000 Face Amount the surrender charge premium would be $8,530.00. For a 65 year old non-smoking male purchasing $200,000 Face Amount, the surrender charge premium would be $10,762.00. The lowest and highest maximum surrender charge will range from $5.60 to $34.42 per $1,000 of Face Amount. (See Appendix B for additional examples of surrender charge premiums.)

(4) Current and guaranteed cost of insurance charges are based on the issue age (or Attained Age in the case of increase in Face Amount), sex, rate class of the Insured, and Policy Year.

                            Annual Portfolio Expenses

                          Before Waivers/Reimbursements

                             As of December 31, 1999

The purpose of this table is to assist the Owner in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 1999, except as indicated below. Expenses of the portfolios of the funds are not fixed or specified under the terms of the policy. Actual expenses may vary.

                                                             Management       Other                Total
                                                                Fees         Expenses(1)          Expenses
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                              0.62%           0.11%              0.73%
AIM V.I. International Equity Fund                              0.75%           0.22%              0.97%
Alliance Variable Products Series Fund(2)
Global Bond Portfolio                                           0.65%           0.39%              1.04%
Growth Portfolio                                                0.75%           0.09%              0.84%
Growth and Income Portfolio                                     0.63%           0.08%              0.71%
Premier Growth Portfolio                                        1.00%           0.05%              1.05%
Quasar Portfolio                                                1.00%           0.19%              1.19%
Technology Portfolio                                            1.00%           0.12%              1.12%
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                   0.75%           0.22%              0.97%
Dreyfus Stock Index Fund                                        0.25%           0.01%              0.26%
Fidelity Variable Insurance Products Fund(3)
VIP Growth Portfolio                                            0.58%           0.08%              0.66%
VIP High Income Portfolio                                       0.58%           0.11%              0.69%
VIP Money Market Portfolio                                      0.18%           0.09%              0.27%
Fidelity Variable Insurance Products Fund II(4)
VIP II Asset Manager Portfolio                                  0.53%           0.10%              0.63%
VIP II Contrafund Portfolio                                     0.58%           0.09%              0.67%
VIP II Investment Grade Bond Portfolio                          0.43%           0.11%              0.54%
Van Eck Worldwide Insurance Trust(5)
Worldwide Emerging Markets Fund                                 1.00%           0.54%              1.54%
Worldwide Hard Assets Fund                                      1.00%           0.26%              1.26%


(1) Other expenses are based on the expenses outlined in the prospectuses for the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust.

(2) Expenses for the following portfolios after waivers and reimbursement by Alliance Capital Management for the year ended December 31, 1999, were as follows:

                                     Management    Other            Total
                                     Fees          Expenses        Expenses

         Global Bond Portfolio       0.65%         0.25%            0.90%
         Quasar Portfolio            0.81%         0.14%            0.95%
         Technology Portfolio        0.86%         0.09%            0.95%


(3) Expenses for the following portfolios after waivers and reimbursement by the Fidelity Variable Insurance Products Fund's investment adviser for the year ended December 31, 1999, were as follows:

                                     Management    Other            Total
                                     Fees          Expenses         Expenses

         VIP Growth Portfolio        0.58%         0.07%            0.65%

(4) Expenses for the following portfolios after waivers and reimbursement by the Fidelity Variable Insurance Products Fund II's investment adviser for the year ended December 31, 1999, were as follows:

                                     Management    Other            Total
                                     Fees          Expenses         Expenses

         VIP II Asset Manager
           Portfolio                 0.53%         0.09%            0.62%
         VIP II Contrafund Portfolio 0.58%         0.07%            0.65%

(5) Expenses for the following portfolios after waivers and reimbursement by the Van Eck Worldwide Insurance Trust's investment adviser for the year ended December 31, 1999, were as follows:

                                     Management    Other            Total
                                     Fees          Expenses         Expenses

         Worldwide Emerging
           Markets Fund              1.00%         0.34%            1.34%


Federal Tax Considerations

 Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the death benefit will not be taxable income to the Beneficiary. You will not be taxed as your Policy Account Value increases. Upon a distribution from your policy, however, you may be taxed on any increase in Policy Account Value.


                               Purchasing a Policy


Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option and supplemental benefit riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

You may apply for a policy to cover a person who is younger than age 76. A newborn may be an Insured. The minimum Face Amount is $50,000.

We require a minimum initial premium before we will issue the policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

Your policy will become effective after:

o         We accept your application.

o         We receive an initial premium payment in an amount we determine.

o         We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application; or

o 10 days after you received the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

This is your "period to examine and cancel."

Your right to cancel also applies to the amount of any increase in Face Amount.

You may cancel the policy by returning it to our Administrative Office or to your agent within the applicable time with a written request for cancellation. We will refund you the premium paid on the policy. Thus, the amount we return will not reflect the returns of the subaccounts you selected in your application.

Premiums

The policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Office.

Restrictions on Premiums.   We may not accept any premium payment:

o    If it is less than $50.

o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex and rating class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking.

Planned Periodic Premium. When you apply for a policy, you select a plan for paying level premiums at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely. At any time you can change the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premiums. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code. Depending on the Policy Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premiums, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

o of any combination of the following -- you have outstanding loans, you have taken partial surrenders, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

o    A Grace Period of 61 days has begun.

o The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

If the Insured dies during the Grace Period, we will still pay the death benefit to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your policy lapses with an outstanding loan you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premiums to be allocated to each subaccount or to the Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. On the first business day after the period expires, we will reallocate your Policy Account Value based on the premium allocation percentages in your application.

For  all  subsequent  premiums,  we  will  use the  allocation  percentages  you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Office. The change will apply to all Premiums received with or after your notice.

Allocation  Rules.   Your  allocation   instructions  must  meet  the  following
requirements:

o    Each allocation percentage must be a whole number; and

o Any allocation to a subaccount must be at least 5%; and the sum of your allocations must equal 100%.

Crediting Premiums. Your initial Net Premium will be credited to your Policy Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we will allocate this amount to the Money Market Subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the policy, we will allocate it in accordance with your allocation percentages.

                             The Investment Options

You may allocate your Policy Account Value to:

o    the subaccounts which invest in the variable investment options; or

o    the Guaranteed Account.

Variable Investment Options

Under the policy, you may currently allocate your Policy Account Value into any of the available subaccounts. Each subaccount invests in a distinct portfolio of the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Investments Variable Insurance Products Fund, Fidelity Investments Variable Insurance Products Fund II, or Van Eck Worldwide Insurance Trust. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts. The funds may also include other portfolios which are not available under the policy.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund - seeks to provide growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies.

AIM V.I. International Equity Fund - seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Growth Portfolio - seeks to provide long term growth of capital. Current income is incidental to the Portfolio's objective.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Technology Portfolio - seeks growth of capital. Current income is incidental to the Portfolio's objective.

Dreyfus Variable Investment Fund

Small Company Stock Portfolio - seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks as represented by the Russell 2500 TM Index. The portfolio normally invests in a blended portfolio of growth and value stocks of small and mid-size domestic companies, whose market values generally range between $500 million and $5 billion.

Dreyfus Stock Index Fund - seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. The fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation has engaged its affiliate, Mellon Equity Associates, to serve as the fund's index fund manager.

Fidelity Variable Insruance Products Fund (VIP)

VIP Growth Portfolio - seeks capital appreciation through investments primarily in common stock.

VIP High Income Portfolio - seeks high current income by investing primarily in income producing debt securities, preferred stocks and convertible securities, with emphasis on lower-quality debt securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the attached prospectus. The sub-advisers for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio - seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable $1.00 share price. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of Fidelity Management & Research Company.

Fidelity Variable Insurance Products Fund II (VIP II)

VIP II Asset Manager Portfolio - seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term money market instruments. The sub-advisers for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Contrafund(TM)Portfolio - seeks capital appreciation by investing in securities of companies whose value the manager believes is not fully recognized by the public. The sub-advisers for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP II Investment Grade Bond Portfolio - seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds. The portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide Emerging Markets Fund - seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund - seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

Guaranteed Investment Option

Under the policy, you may currently allocate your Policy Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Policy Account Value to the Loan Account which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Policy Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Loan Account portion of your Policy Account Value may earn a different interest rate than the remaining portion of your Policy Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

The Loan Account will only increase or decrease in value when policy loans are taken or repayments are made. If an amount is transferred from the Loan Account to the remaining portion of the guaranteed Policy Account Value, it will be treated as a new allocation to the Guaranteed Account and will be credited with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.


                       Investing Your Policy Account Value


The policy allows you to choose how to invest your Policy Account Value. Your Policy Account Value will increase or decrease based on:

o         The returns earned by the Subaccounts you select.

o         Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Policy Account Value. If your Policy Account Value is insufficient, your policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the policy will be in default and a Grace Period will begin.

Determining the Policy Account Value

On the Policy Date, your Policy Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Policy Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

On each Valuation Date thereafter, your Policy Account Value is equal to:

o         Your Policy Account Value held in the subaccounts; and

o         Your Policy Account Value held in Guaranteed Account.

Your Policy Account Value will reflect:

o         the premiums you pay;

o         the returns earned by the subaccounts you select;

o         the interest credited on amounts allocated to the Guaranteed Account;

o         any loans or partial surrenders; and

o         the policy expenses we deduct.

Policy Account Value in the Subaccounts. We measure your Policy Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premiums or transfer part of your Policy Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charge, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Policy Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

o    the total of all Net Premium, allocated to the Guaranteed Account, plus

o    any amounts transferred to the Guaranteed Account, plus

o    interest   credited  on  the  amounts  allocated  and  transferred  to  the
     Guaranteed Account, less

o    the amount of any transfers from the Guaranteed Account, less

o the amount of any partial surrenders, including the partial surrender charges, taken from the Guaranteed Account, and less

o the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

o    the amount of the Loan Account.

If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Net Policy Account Value. The net Policy Account Value on a Valuation Date is the Policy Account Value less outstanding loans on that date.

Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Policy Account Value reduced by any surrender charge that would assessed if the policy were surrendered on that date.

Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your policy and is equal to:

o    the Cash Surrender Value, less

o    the outstanding loan on that date.

Transfers


You may transfer Policy Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

o    Form of transfer request - Transfer requests must be in writing;

o Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy Year is equal to 25% of your guaranteed Policy Account Value that is not in the Loan Account. Transfers may be made only during the 60-day period within 30 days before and following the end of each Policy Year. The amount transferred must be at least $250 or the Policy Account Value held in the Guaranteed Account.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions - When Proceeds Are Paid."

Number of Allowable Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. We will currently assess a $25 transfer charge, however, for each transfer in excess of 12 during a Policy Year. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy Year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy Year.

We will confirm transfer requests received by fax before processing them. You should review all confirmations to determine if there have been any unauthorized transfers.

Dollar Cost Averaging

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

Under this program we will automatically transfer monthly a portion of your Money Market Subaccount value into other subaccounts or the Guaranteed Account for a period not in excess of 24 months. We will allocate the transfers based on your current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount or to the Guaranteed Account. There is no charge for this option which can be elected at any time provided there is a minimum balance of $2000 in the Money Market Subaccount. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in a Policy Year.

Dollar Cost Averaging From a Subaccount. If you instruct us to make the transfers from the Money Market Subaccount, you may request that we transfer:

o A specified dollar amount -- we will automatically transfer this amount in accordance with your most current premium allocation instructions for a specified period until your Policy Account Value in the transferring Money Market Subaccount is depleted.

o A specified number of months-- we will automatically transfer over a specific number of months an amount equal to one divided by the number of months remaining in the period. For example, if you elect to transfer over a 12 month period, the first transfer will be 1/12 of your Money Market Subaccount value, the second transfer will be for 1/11, the third transfer will be for 1/10 and so on until the end of the requested period.

We will begin to process your automatic transfers:

o On the first monthly anniversary following the end of the period to examine and cancel if you requested the automatic transfers when you applied for your policy.

o On the second Monthly Anniversary following the receipt of your request at our Administrative Office if you elect the option after you applied for the policy.

We will stop processing automatic transfers if:

o    The funds in the Money Market Subaccount are depleted;

o We receive you written request at our Administrative Office to cancel future transfers;

o    We receive notification of death of the Insured; or

o    Your policy goes into the Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.


                                  Death Benefit

Death Benefit

During the policy term, we will pay the death benefit to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative
Office:

o    satisfactory proof of the Insured's death; and

o    the policy.

Payment of Death Benefit. We will pay the death benefit generally within seven days after we receive the information we require. We will pay the death benefit to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the death benefit may also be affected by other provisions of the policy.

We will pay interest on the death benefit from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Death Benefit. We will determine the death benefit as of the date of the Insured's death. The death benefit will equal:

o the death benefit amount determined according to the death benefit option selected; plus

o    any other benefits then due from riders to the policy; minus

o    the outstanding loan, if any, and accrued loan interest; minus

o    any overdue monthly deductions if the Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit options.

Option I - Level Death Benefit Option. The basic death benefit will be the greater of:

     (1)  the Face Amount; or

     (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Option II - Increasing Death Benefits Option. The basic death benefit will be the greater of:

     (1)  the Face Amount plus the Policy Account Value; or

     (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Changes in Death Benefit Options

You may change your death benefit option by providing your agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from Option I to Option II, we will decrease the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

If you request a change from Option II to Option I, we will increase the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the death benefit remains the same on the date the change takes effect.

Once approved, we will issue new policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

Changes in Face Amount

At any time after the first policy anniversary while the policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under of the Code.

Increases in Face Amount.  Any request for an increase:

     o    Must be for at least $10,000.

     o May not be requested in the same Policy Year as another request for an increase.

     o    May not be requested after the Insured is Attained Age 75.

A written application must be submitted to our Administration Office along with satisfactory evidence of insurability. You must return the policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Policy Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

Decreases in Face Amount.  Any request for a decrease:

     o    Must be at least $5,000.

     o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

     o During the first 5 Policy Years, the Face Amount may not be decreased by more than 10% of the initial Face Amount in any one Policy Year.

     o No decrease may be made during the first 12 months following an increase in Face Amount.

     o If the Face Amount is decreased during the first 14 Policy Years or within 14 Policy Years of an increase in Face Amount, a surrender charge may be applicable.

Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract.


                     Cash Benefits During the Insured's Life

During the life of the Insured, your policy has cash benefits which you may access within limits by taking loans, partial surrenders or a full surrender.

Policy Loans

You may request a loan against your policy at any time after the first Policy Year or after the first 12 months following an increase in Face Amount while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take.

     o Maximum Loan Amount. After First Policy Year -- The maximum loan amount is:

     o    90% of Your Net Cash Surrender Value, less

     o    Any outstanding loans

     o    Minimum Loan Amount -- $500

You must submit a written request for a loan to the Administrative Office. Loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any outstanding loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy Year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

For Policy Years 11 and later, a portion of the loanable amount may be available on a preferred loan basis. The amount available on a preferred basis is the excess, if any, of the Policy Account Value over the sum of the premiums paid. For a preferred loan, the interest rate charged and credited to the preferred portion of the loan value will be the same.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

Effect of Loan. A loan, whether or not repaid, will have a permanent effect on the death benefit and Policy Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Policy Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If the death benefit becomes payable while a loan is outstanding, the outstanding loan will be deducted in calculating the death benefit.

If the outstanding loan exceeds the Net Cash Surrender Value on any Monthly Anniversary, the policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

Outstanding Loan. The outstanding loan on a Valuation Date equals:

     o All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     o    accrued interest not yet due.

Loan Repayment. You may repay all or part of your outstanding loan at any time while the Insured is living and the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received.

Partial Surrenders

You may request a partial surrender at any time after the first policy anniversary. No more than two partial surrenders may be made during a Policy Year.

We may limit the minimum and maximum amount of partial surrenders.

o Maximum Partial Surrender Amount - 90% of your policy's Net Cash Surrender Value except that the partial surrender may not cause the Face Amount to be less than the required minimum Face Amount.

o         Minimum Partial Surrender Amount -- $500

In order to make a partial surrender, you must submit a written request to our Administrative Office. We will reduce your Policy Account Value by the partial surrender amount plus any applicable charges. When you request a partial surrender, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If the Guaranteed Account or subaccount value is insufficient to withdraw the amount requested, we will withdraw the difference from the remaining Accounts on a pro rata basis unless you have provided specific instructions to withdraw the amount from one or several Accounts.

We will process partial surrender requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial surrenders within seven days.

Expenses for Partial Surrenders. We will deduct the applicable surrender charge on a partial surrender. This charge will be deducted from your Policy Account Value along with the amount requested to be surrendered and will be considered part of the partial surrender (together, the "partial surrender amount"). Currently, we assess an administrative charge equal to the lesser of $25 of the amount surrendered. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Effect of Partial Surrender on Your Face Amount. The Face Amount of your policy will also be reduced by the partial surrender amount if you selected Option I as your death benefit.

We will reduce the Face Amount by the amount of the partial surrender in the following order:

1. The most recent increase in the Face Amount, if any, will be reduced first.

2. The next most recent increases in the Face Amount, if any, will then be successively decreased.

3. The initial Face Amount will then be decreased.

No partial surrender may be made that would reduce the Face Amount below the minimum Face Amount.

Partial surrenders from your policy may have tax consequences.

Surrendering the Policy for Net Cash Surrender Value.

You may surrender your policy at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered for one sum. It cannot later be reinstated.


                          Payment Options for Benefits


We offer a wide variety of optional ways of receiving proceeds payable under the policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of guaranteed benefit payments.


                             Expenses of the Policy

Periodically, we will deduct expenses related to your policy. We will deduct these:

     o    from premium, Policy Account Value and from subaccount assets; and

     o    upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deduction From Premium

We will deduct 5% plus a state specific percent of premium from each premium payment. This charge is intended to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a policy.

Monthly Deductions From Policy Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Policy Account Value. On the Issue Date the amount deducted is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary. We will deduct charges on each Monthly Anniversary for:

     o    The administration of your policy.

     o    The acquisition and underwriting costs of your policy.

     o    The cost of insurance for your policy.

     o    The cost of any supplemental benefits or riders.

We will take the monthly deductions from your Policy Account Value and from each subaccount on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy and the Separate Account. The policy refers to these expenses as the "monthly expense charge" and the "additional first year administrative charge."

Monthly Expense Charge. We will make a deduction from your Policy Account Value for expenses such as premium billing and collection, record keeping, processing claims, loans, policy changes, reporting and overhead costs, processing applications and establishing policy records associated with the administration of your policy. This charge will vary based on the Policy Face Amount. The chart below reflects the current and guaranteed monthly expense charges:

                                                        Current      Guaranteed
Monthly Expense Charge Per Policy                       Charge        Charge

If the Face Amount is between $50,000 and $199,999      $  7.50       $  15.00
If the Face Amount is between $200,000 and $499,999     $  5.00       $  10.00
If the Face Amount is $500,000 or greater               $  4.00       $  10.00
First Year Additional Charge                            $ 20.00       $  25.00

First Year Administrative Charge. There is an additional monthly expense charge during the first Policy Year and following an increase in Face Amount for our expenses associated with the acquisition and underwriting of your policy. We deduct a monthly charge, not to exceed $25, during the first 12 months after the Policy Date and the 12 months immediately following a Face Amount increase.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the net amount at risk under the policy described below on that Monthly Anniversary.

The net amount at risk is calculated as (a) minus (b) where:

(a) is the current death benefit at the beginning of the policy month divided by 1.0032737; and (b) is the current total Policy Account Value.

Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

o         non-smoker standard
o         smoker
o         substandard for those involving a higher mortality risk

We place the Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Policy Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Policy Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Policy Account Value will cause an automatic increase in the death benefit. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge. Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker risk class are generally lower than rates for an Insured of the same age and sex in a smoker risk class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker risk class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard risk class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premiums and benefits under the policy covering males and females of the same age will generally differ. We do, however, also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Deduction From Subaccount Assets

Mortality and Expense Risk Charge. We deduct a daily charge from your Policy Account Value in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The guaranteed and current charge is at an annual rate of 0.90% of the subaccount assets. Although, the charge may be decreased to not less than 0.50% in Policy Years 11 and later, it is guaranteed not to exceed an annual rate of 0.90% of your Policy Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated, and therefore we will pay an aggregate amount of death benefit greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against all Policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Policy Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy Year. When we impose the charge, we deduct it from the amount requested to be transferred before allocation to the new subaccount(s). We will show the transfer charge in the confirmation of the transaction.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the amount by which the Face Amount had been increased. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of
(3) times the sum of (1) and (2) where:

(1) is equal to 25% of the first year paid premium up to the surrender charge premium (see Appendix B); and (2) is equal to 4% of the first year paid premium in excess of the surrender charge premium; and (3) is a factor based on the Policy Year when the surrender occurs as described in the following table:

      Policy
      Year                  Factor

         1                 100%
         2                 100%
         3                 100%
         4                 100%
         5                 100%
         6                  90%
         7                  80%
         8                  70%
         9                  60%
         10                 50%
         11                 40%
         12                 30%
         13                 20%
         14                 10%
         15+                 0%

Surrender Charge Based On An Increase Or Decrease In Face Amount. If you increase the Face Amount of the policy, we will impose an additional surrender charge during the 14 Policy Years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If you reduce the Face Amount of the policy before the end of the 14th Policy Year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Policy Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the policy. If you have made several increases in Face Amount, we will apply the surrender charge to prior increases in Face Amount of the policy in the reverse order in which such increases took place, before applying the additional surrender charges to the initial Face Amount of the policy.

Partial Surrender Charge.  We may deduct a partial surrender charge:

o         upon a partial surrender; and
o         if you decrease your Policy's Face Amount.

The amount of the partial surrender charge is equal to a pro rata portion of the surrender charge that would apply to a full surrender. We deduct the partial surrender charge, proportionately, from the subaccounts or the Guaranteed Account affected by your partial surrender.

Partial Surrender Charge Due to Decrease in Face Amount. We will deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Surrender Administrative Charge. We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.


                        Supplemental Benefits and Riders


We intend to make available certain supplemental benefits and riders which may in the future be issued with the policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Policy Account Value.

Accelerated Benefit Rider (ABR)
Accidental Death Benefit Rider (ADB)
Guaranteed Minimum Death Benefit (GMDB)
Child's Term Rider (CTR)
Other Insured Term Rider (OIR)
Primary Insured Term Rider (PIR)
Waiver of Monthly Deductions (WMD)
Waiver of Specified Premium (WSP)


                             Other Policy Provisions


Right to Exchange or Convert

You may exchange or convert this policy to a flexible premium fixed benefit life insurance policy on the life of the Insured without evidence of insurability. This exchange may be made:

(a)      within 24 months after the Issue Date while the policy is in force;

(b)      within 24 months of any increase in Face Amount of the policy; or

(c) within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange or conversion is requested, we accomplish the exchange by transferring all of the Policy Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Policy Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, issue date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on our Rights to Contest the Policy

Incontestability. We will not contest the policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid, minus any loan and accrued loan interest, minus any partial surrender, and minus the cost of any riders attached to the policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of an increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's age or sex has been misstated in the policy, the death benefit and any benefits provided by riders shall be those which would be purchased at the then current cost of insurance charge for the correct age and sex.

Other Changes. At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the death benefit, which are determined as of the date of death, the amount will be determined as of the date we receive the required documents. However, we may delay making a payment or processing a transfer request if:

(1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

(2) the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account.

Reports to Owners

You will receive a confirmation within seven days of the transaction of:

     o the receipt of any unplanned premium (and any premium received before the Issue Date);

     o    any change of allocation of premiums;

     o    any transfer among subaccounts;

     o    any loan, interest repayment, or loan repayment;

     o    any partial surrender;

     o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     o    any exercise of your right to cancel;

     o    an exchange of the policy;

     o    full surrender of the policy; or

     o    payment of the death benefit under the policy.

Within 30 days after each policy anniversary we will send you a statement. The statement will show the death benefit currently payable, and the current Policy Account Value, Cash Surrender Value, and the outstanding loan. The statement will also show premiums paid, all charges deducted during the last Policy Year, and all transactions. We will also send to you reports of the investments within the Separate Account at least annually.

Assignment

You may assign the policy in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate policy benefits while the Insured is alive if you:

     1. Request reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     2.   Provide evidence of insurability satisfactory to us;

     3. Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Policy Account Value; and

     4. Repay or reinstate any loan which existed on the date the policy ended.

The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Policy Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the policy lapsed.

We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Policy Account Value as of the effective date of reinstatement. No other charges will accrue for this period.


                             Performance Information


From time to time we may advertise the "total return" and the "average annual total return" of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

"Total Return" for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. "Total Return" for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. "Average Annual Total Return" reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix C reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy. Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based.
Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an Owner and the different investment rates of return for the portfolios.



                        Federal Income Tax Considerations

The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your tax adviser to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Separate Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your policy. You would have taxable income even though you have not received any payments under the policy. To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

     o the regulated investment companies in which the segregated asset account invest satisfy the diversification requirements described below; and

     o not more than 55 percent of the value of the assets of the account are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

Alternatively, the diversification requirements may be met for each if:

     o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

     o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

     o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements. A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among subaccounts with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on you're rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if the you pay the full amount of premiums permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contracts under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The death benefit under the policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in the Policy Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the Insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

o If you surrender the policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy Years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

 Modified Endowment Contracts

o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.

o If the policy is classified as a MEC, then amounts you receive under the policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in owners or an assignment of the policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a Beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have generation skipping transfer tax consequences.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the policy.


                           Distribution of the Policy


The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Separate Account, AIG Equity Sales Corp. (AIGESC) 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the policy.

Other Policies Issued by the Company

We may offer other policies similar to those offered herein.


                            About Us and the Accounts


AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.


The Separate Account

We established the Separate Account as a separate investment account on June 5, 1986. It is used to support the policy and other variable life insurance policies, and may be used for other permitted purposes. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws and qualifies as a "separate account" within the meaning of these laws.

Although you may have allocated your Policy Account Value to the subaccounts, you do not own these assets. You only own your policy. We own the assets in the Separate Account. The Separate Account may include other subaccounts which are not available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

We have reserved certain rights regarding the Separate Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o    Change, add or delete designated investment options.

o    Add or remove subaccounts.

o Withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount. o Combine any two or more subaccounts.

o Register other separate accounts or deregister the Separate Account with the Securities and Exchange Commission.

o Run the Separate Account under the direction of a committee, and discharge such committee at any time.

o Restrict or eliminate any voting rights of Owners, or other persons who have voting rights as to the Separate Account.

o Operate the Separate Account or one or more of the subaccounts making direct investments or in any other form. If we do so, we may invest the assets of the Separate Account or one or more of the Subaccounts in any investments that are legal, as determined by our counsel.

We will not change an investment adviser or any investment of a subaccount of our Separate Account unless approved by the Commissioner of Insurance of Delaware or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such a change. If you have value in that subaccount:

o We will transfer it at your written direction from that subaccount (without charge) to another subaccount or to the Guaranteed Account, and

o    You may then change your premium allocation percentages

Voting Rights

We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from Owners with Policy Account Value in the subaccounts. If allowed by law or required by law we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered:

o    interests in the Guaranteed Account under the Securities Act of 1933, and

o    the Guaranteed Account as an investment company.

The staff of the Securities and Exchange Commission has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.





                      Our Directors and Executive Officers

The directors and principal officers of the Company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the Company during the past five (5) years unless otherwise indicated.

                                                  Principal Business
                                                  Affiliations and
                                                  Principal Occupations
Name and Address          Office                  During Past Five Years

Michele L. Abruzzo        Director, Senior Exec.  Senior Vice President
80 Pine Street            Vice President
13th Floor
New York, NY 10005

James a. Bambrick         Senior Vice President,  Senior Vice President, A&H
One Alico Plaza           Chief Operations        Division
600 King Street           Officer
Wilmington, DE  19801

Paul S. Bell              Director,  Senior Vice  Senior Vice President
One Alico Plaza           President, Chief        Actuary
600 King Street           Actuary
Wilmington DE 19801

Maurice R. Greenberg      Director                Director, Chairman and
70 Pine Street                                    Chief Executive Officer of
New  York, NY  10270                              AIG, Inc.

Edward Easton Matthews    Director, Senior        Vice Chairman Investments and
70 Pine Street            Vice President          Financial Services, AIG, Inc.
New York, NY  10270

Jerome Thomas Muldowney   Director,               Senior Managing Director of
175 Water Street          Senior Vice             AIG Global Investment Corp.
New York, NY  10038       President

Robinson K. Nottingham    Director, Chairman      Chairman of the Board and
70 Pine Street            of the Board            Chief Executive Officer of
New York, NY  10270                               American International Life
                                                  Insurance Company (ALICO)

John Oehmke               Chief Financial         Regional Vice President,
One Alico Plaza           Officer,                Controller American
600 King Street           Vice President          International Companies,
Wilmington, DE  19801                             Japan and Korea


Nicholas A. O'Kulich      Director, Vice          Vice President, Senior Vice
70 Pine Street            Chairman, Treasurer     President, AIG, Inc.
New York, NY  10270

Howard Ian Smith          Director                Director, Executive Vice
70 Pine Street                                    President, Chief Financial
New York, NY  10270                               Officer and Comptroller,
                                                  AIG, Inc.

Edmund Sze-Wing Tse       Director                Vice Chairman, Life
AIA Bldg.                                         Insurance, AIG, Inc.
70 Pine Street
New York, NY  10270

Elizabeth M. Tuck         Secretary               Secretary and Assistant
70 Pine Street                                    Secretary of AIG, Inc.,
New York, NY  10270                               and certain affiliates

Kenneth D. Walma          Vice President,         Assistant Secretary,
One Alico Plaza           General Counsel         Associate General Counsel
600 King Street
Wilmington, DE  19801

Gerald Walter Wyndorf     Director, Chief         Executive Vice President
80 Pine Street            Executive Officer
13th Floor                and President
New York, NY 10038

                                Other Information

State Regulation

We are subject to the laws of Delaware governing insurance companies and to regulation by the Delaware Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Separate Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Experts

The financial statements which appear in this prospectus have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in its reports, and have been included in reliance upon the authority of such firm as experts in accounting and auditing.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's . The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Separate Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


                              Financial Statements

                           Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                           AIG LIFE INSURANCE COMPANY

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)


                                                                         December 31,            December 31,
                                                                            1999                     1998
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                           $ 4,702,879           $ 4,238,045
        (cost: 1999 - $4,890,022; 1998 - $4,081,008)
     Equity securities:
        Common stock

        (cost: 1999-$892; 1998 - $901)                                            2,233                 2,410
      Non-redeemable preferred stock
      (cost: 1999 - $50,794; 1998 - $18,250)                                     49,377                19,338
Mortgage loans on real estate, net                                              345,253               468,342
Real estate, net of accumulated
 depreciation of $5,041 in 1999 and $4,351 in 1998                               12,543                13,002
Policy loans                                                                    643,815             1,010,969
Other invested assets                                                            77,845                81,916
Short-term investments                                                          222,677               163,704
Cash                                                                                 86                 4,788
                                                                       ----------------         -------------

    Total investments and cash                                                6,056,708             6,002,514


Amounts due from related parties                                                  5,465                17,330
Investment income due and accrued                                                93,183                94,029
Premium and insurance balances receivable                                        64,359                56,583
Reinsurance assets                                                               99,850                72,044
Deferred policy acquisition costs                                               220,672               167,840
Federal income tax receivable                                                     9,611                 4,207
Deferred income taxes                                                            63,568                     -
Separate and variable accounts                                                3,220,806             1,971,280
Other assets                                                                      5,363                 6,228
                                                                         --------------         -------------

                                    Total assets                            $ 9,839,585           $ 8,392,055
                                                                             ==========            ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                             December 31,           December 31,
                                                                               1999                     1998
Liabilities

  Policyholders' funds on deposit                                           $ 4,612,363             $ 4,472,854
  Future policy benefits                                                      1,284,568               1,002,244
  Reserve for unearned premiums                                                  21,100                  21,468
  Policy and contract claims                                                    212,627                 200,193
  Reserve for commissions, expenses and taxes                                    19,390                  25,702
  Insurance balances payable                                                     60,642                  56,263
  Amounts due to related parties                                                  6,821                   4,119
  Deferred income taxes                                                               -                  56,519
  Separate and variable accounts                                              3,220,806               1,971,280
  Minority interest                                                               5,837                   5,987
  Other liabilities                                                              75,039                  59,189
                                                                          -------------             -----------


                                    Total liabilities                         9,519,193               7,875,818
                                                                            -----------             -----------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                                4,884                   4,884
  Additional paid-in capital                                                    153,283                 153,283
  Retained earnings                                                             283,908                 236,521
  Accumulated other comprehensive income                                       (121,683)                121,549
                                                                            -----------            ------------

                                    Total capital funds                         320,392                 516,237
                                                                            -----------            ------------


Total liabilities and capital funds                                         $ 9,839,585             $ 8,392,055
                                                                             ==========              ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                                 Years   ended   December 31,

                                                                       1999                  1998                  1997
                                                                  ------------             --------              -------
Revenues:
  Premiums                                                         $   712,920             $  616,964           $ 437,650
  Net investment income                                                443,863                457,148             381,868
  Realized capital losses                                              (11,240)                  (334)             (3,025)
                                                                  -------------         -------------          ----------

                     Total revenues                                  1,145,543              1,073,778             816,493
                                                                    ----------             ----------            --------


Benefits and expenses:
  Benefits to policyholders                                            329,888                272,368             188,969
  Increase in future policy benefits
   and policyholders' funds on deposit                                 539,457                547,100             397,481
  Acquisition and insurance expenses                                   202,678                168,075             163,533
                                                                   -----------            -----------            --------

                    Total benefits and expenses                      1,072,023                987,543             749,983
                                                                    ----------            -----------            --------


Income before income taxes                                              73,520                 86,235              66,510
                                                                  ------------            -----------           ---------

Income taxes:
   Current                                                              15,055                 16,218              20,059
   Deferred                                                             10,884                 15,220               3,964
                                                                  ------------            -----------          ----------

      Total income taxes                                                25,939                 31,438              24,023
                                                                  ------------            -----------           ---------

Net income before minority interest                                     47,581                 54,797              42,487
Minority interest income                                                  (194)                  (163)               (128)
                                                                 --------------          -------------         ----------


Net income                                                         $    47,387            $    54,634           $  42,359
                                                                    ==========             ==========            ========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                                   Years   ended   December 31,

                                                                       1999                 1998                  1997
Common stock

Balance at beginning of year                                     $       4,884        $        4,884         $      4,884
                                                                   -----------           -----------          -----------
Balance at end of year                                                   4,884                 4,884                4,884
                                                                   -----------           -----------          -----------


 Additional paid-in capital

Balance at beginning of year                                           153,283               153,283              123,283
Capital contributions                                                        -                     -               30,000
                                                               ---------------       ---------------           ----------
Balance at end of year                                                 153,283               153,283              153,283
                                                                     ---------             ---------            ---------


Retained earnings

  Balance at beginning of year                                         236,521               181,887              139,528
  Net income                                                            47,387                54,634               42,359
                                                                    ----------            ----------           ----------

  Balance at end of year                                               283,908               236,521              181,887
                                                                     ---------             ---------            ---------


Accumulated other comprehensive income

 Balance at beginning of year                                          121,549               114,490               62,814
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                                     (374,203)               10,860               79,497
  Deferred income tax benefit (expense) on
      changes                                                          130,971                (3,801)             (27,821)
                                                                    ----------            ----------            ---------

  Balance at end of year                                              (121,683)              121,549              114,490
                                                                    ----------             ---------            ---------


               Total capital funds                                  $  320,392            $  516,237           $  454,544
                                                                     =========             =========            =========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                           Years  ended   December 31,
                                                                             1999               1998               1997
                                                                         ------------         -------            --------

Cash flows from operating activities:

 Net income                                                               $   47,387        $     54,634       $    42,359

 Adjustments  to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                294,389             250,810           121,325
 Change in premiums and insurance balances
  receivable and payable -net                                                 (3,398)               (753)           (5,346)
 Change in reinsurance assets                                                (27,806)            (11,301)          157,710
 Change in deferred policy acquisition costs                                 (52,832)            (49,305)          (34,248)
 Change in investment income due and accrued                                     846              (8,894)           22,133
 Realized capital losses                                                      11,240                 334             3,025
 Change in current and deferred income taxes -net                              5,480               9,330             2,689
 Change in reserves for commissions, expenses and taxes                       (6,312)              9,599            13,243
 Change in other assets and liabilities - net                                 26,888             (61,575)           69,582
                                                                          ----------          -----------        ---------
         Total adjustments                                                   248,495             138,245           350,113
                                                                           ---------           ---------          --------
 Net cash provided by operating activities                                   295,882             192,879           392,472
                                                                           ---------           ---------          --------

Cash flows from investing activities:

 Cost of fixed maturities, at market, sold                                   564,697             282,756            23,816
 Cost of fixed maturities, at market, matured or redeemed                    318,833             340,435           153,963
 Cost of equity securities sold                                                1,032               1,039             3,676
 Cost of real estate sold                                                          -               2,585                 -
 Realized capital losses                                                     (11,240)              1,666             1,975
 Purchase of fixed maturities                                             (1,685,038)         (1,865,768)         (804,262)
 Purchase of equity securities                                               (33,567)            (18,559)           (1,750)
 Purchase of real estate                                                           -                (341)             (413)
 Mortgage loans granted                                                     (134,988)           (202,484)          (87,690)
 Repayments of mortgage loans                                                258,159              83,035            29,298
 Change in policy loans                                                      367,154             485,868           377,124
 Change in short-term investments                                            (58,973)            504,208          (567,876)
 Change in other invested assets                                             (23,336)            (11,706)            6,294
 Other - net                                                                  (2,826)            (27,908)           11,917
                                                                          ----------          -----------       ----------
  Net cash used in investing activities                                     (440,093)           (425,174)         (853,928)
                                                                            --------           ----------        ---------

Cash flows from financing activities:

 Change in policyholders' funds on deposit                                   139,509             231,951           430,808
  Proceeds from capital contribution                                               -                   -            30,000
                                                                      --------------    ----------------        ----------
   Net cash provided by financing activities                                 139,509             231,951           460,808
                                                                            --------          ----------         ---------

Change in cash                                                                (4,702)               (344)             (648)
Cash at beginning of period                                                    4,788               5,132             5,780
                                                                          ----------        ------------        ----------
Cash at end of period                                                  $          86       $       4,788       $     5,132
                                                                        ============        ============        ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                               Years  ended   December 31,

                                                                          1999                    1998               1997
                                                                    -----------------       ----------              ------

Comprehensive income

Net income                                                            $      47,387        $      54,634       $     42,359
                                                                       ------------         ------------        -----------
Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                                              (374,203)              10,860             79,497
 Changes due to deferred income tax benefit
       (expense) on changes                                                 130,971               (3,801)          (27,821)
                                                                        -----------        -------------         ---------

  Other comprehensive income                                               (243,232)               7,059            51,676
                                                                         ----------        --------------        ---------

 Comprehensive income                                                   $  (195,845)        $     61,693        $   94,035
                                                                         ==========-         ===========         =========



















                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $2,540,000 and $2,448,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                                                        Years ended  December 31,

                                                                                1999            1998              1997

        Fixed maturities                                                      $330,806          $284,267         $200,097
        Equity securities                                                        1,670               622               58
        Mortgage loans                                                          37,255            36,464           28,714
        Real estate                                                              2,253             2,406            2,254
        Policy loans                                                            55,832           120,927          148,555
        Cash and short-term investments                                          7,349             9,346            3,582
          Other invested assets                                                 15,141             8,015            2,380
                                                                             ---------         ---------        ---------
                  Total investment income                                      450,306           462,047          385,640
        Investment expenses                                                      6,443             4,899            3,772
                                                                             ---------         ---------        ---------

                  Net investment income                                       $443,863          $457,148         $381,868
                                                                               =======           =======          =======


2.   Investment Information - (continued)

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                        Years ended December 31,

                                                                                 1999              1998             1997
                                                                             ----------           -------          ------

    Realized (losses) gains on investments:
        Fixed maturities                                                     $ (11,100)     $          -    $          -
        Equity securities                                                           86                84            1,975
        Mortgage loans                                                               -            (2,000)          (5,000)
        Real estate                                                                  -             1,561                -
        Other invested assets                                                     (226)               21                -
                                                                           -----------         ---------     ------------
        Realized losses                                                      $ (11,240)         $   (334)       $  (3,025)
                                                                              ========           =======         =========

    Change in unrealized appreciation (depreciation) of investments:

          Fixed maturities                                                   $(344,180)         $( 1,131)        $ 77,422

        Equity securities                                                       (2,673)            1,203             (626)
          Other invested assets                                                (27,350)           10,788            2,701
                                                                             ----------          -------        ---------
        Change in unrealized appreciation
        (depreciation) of investments                                        $(374,203)          $10,860         $ 79,497
                                                                              -========           ======          =======


          Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $564,697,000, $282,756,000, and $23,816,000, respectively.

          During 1999,  1998 and 1997,  gross gains of  $8,603,000,  $0, and $0,
          respectively,   and  gross   losses  of   $19,703,000,   $0,  and  $0,
          respectively, were realized on dispositions of fixed maturity investments.

          During  1999,  1998 and 1997,  gross  gains of $87,000,  $84,000,  and
          $1,975,000, respectively, and gross losses of $1,000, $0, and $0, respectively, were realized on disposition of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments: At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $3,635,000 and $2,854,000 and gross losses of $3,711,000 and $257,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):



                                                                               Gross            Gross        Estimated
        1999                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------
          Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     54,114     $      10,611   $         549     $    64,176
          States, municipalities and

              political subdivisions                        298,831             8,474           2,777         304,528
          Foreign governments                                20,242               947             109          21,080
          All other corporate                             4,516,835            30,080         233,820       4,313,095
                                                          ---------       -----------        --------       ---------

        Total fixed maturities                           $4,890,022      $     50,112      $  237,255      $4,702,879
                                                          =========       ===========        ========       =========

    -----------------------------------



                                                                               Gross            Gross        Estimated
        1998                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------

        Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     50,617     $      19,220   $          10     $    69,827
          States, municipalities and

              political subdivisions                        370,790            23,962           4,961         389,791
          Foreign governments                                30,431             7,201               -          37,632
          All other corporate                             3,629,170           156,316          44,691       3,740,795
                                                          ---------        ----------       ---------       ---------

        Total fixed maturities                           $4,081,008       $   206,699      $   49,662      $4,238,045
                                                          =========        ==========       =========       =========

     The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                           Estimated
                                                                               Amortized                    Market
                                                                                 Cost                       Value
                                                                               --------                    ---------

        Due in one year or less                                                $   320,364                $   310,060
        Due after one year through five years                                    1,431,252                  1,385,475
        Due after five years through ten years                                   1,788,798                  1,708,343
        Due after ten years                                                      1,349,608                  1,299,001
                                                                                ----------                  ---------

                                                                               $ 4,890,022                 $4,702,879
                                                                                 =========                  =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $577,112,000 and $522,844,000, respectively; the estimated amortized cost was approximately $586,925,000 in 1999 and $504,077,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999 and 1998.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $368,018,000 and $344,609,000, respectively, and an aggregate market value of $326,989,000 and $327,217,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

        Bankers Trust                                                 $  35,126
        Camden Property                                                  38,782
        Countrywide                                                      39,621
        Fort James                                                       36,202
        GMAC                                                             34,375
        Lehman Brothers                                                  35,698
        Morgan Stanley Capital                                           37,532
        Morgan Stanley Group                                             40,665
        RFCO                                                             33,501
        Simon Debartolo                                                  41,138
        Tower Funding                                                    49,489

        Other Invested Assets:
        Equity Linked Investors II, L.P.                              $  36,852

3.  Deferred Policy Acquisition Costs

          The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                                   Years  ended   December 31,

                                                                            1999             1998               1997
                                                                         ----------        ------             -------


        Balance at beginning of year                                      $167,840         $118,535           $84,287
        Acquisition costs deferred                                          73,097           71,430            50,927
        Amortization charged to income                                     (20,265)         (22,125)          (16,679)
                                                                          --------         --------          --------
        Balance at end of year                                            $220,672         $167,840          $118,535
                                                                           =======          =======           =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1999 and 1998 follows (in thousands):

                                                                                    1999                       1998
        Future Policy Benefits:
        Long duration contracts                                                $ 1,255,606               $    987,503
        Short duration contracts                                                    28,962                     14,741
                                                                               -----------               ------------
                                                                               $ 1,284,568                $ 1,002,244
                                                                                 =========                  =========

        Policyholders' funds on deposit:
        Annuities                                                              $ 1,598,685                $ 1,385,203
        Universal life                                                             212,907                    184,460
        Guaranteed investment contracts (GICs)                                     976,517                    669,035
        Corporate owned life insurance                                           1,816,969                  2,229,843
           Other investment contracts                                                7,285                      4,313
                                                                              ------------               ------------

                                                                                $ 4,612,363                 $ 4,472,854
                                                                                  =========                   =========

4.   Future Policy Benefits and Policyholders' Funds on Deposit - (continued)

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 7.4 percent.

     (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                  Years ended December 31,


                                                 1999                         1998                        1997
                                         -----------------------         ----------------            --------------

                                               Percent                      Percent                     Percent
                                                 of                            of                          of
                                               pre-tax                      pre-tax                     pre-tax
                                             operating                     operating                   operating

                                         Amount         Income            Amount    Income           Amount     Income
        "Expected" income tax
             expense                       $ 25,732       35.0%         $ 30,183     35.0%         $ 23,279      35.0%
        Prior year federal
             income tax benefit                 109         0.1              268      0.3                (6)        -
          State income tax                      198        0.3               599      0.7               673       1.0
        Other                                  (100)      (0.1)              388      0.5                77       0.1
                                           --------     ------         ---------    -----        ----------     -----
        Actual income tax expense           $25,939       35.3%         $ 31,438     36.5%         $ 24,023      36.1%
                                             ======     ======           =======     ====           =======      ====

     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                   Years ended December 31,

                                                                                1999                     1998
    Deferred tax assets:
        Adjustment to life policy reserves                                  $   74,579              $    59,903
        Unrealized depreciation of investments                                  65,527                        -
        Adjustments to mortgage loans and
              investment income due and accrued                                  5,009                    4,913
        Adjustment to policy and contract claims                                 1,959                    5,456
        Other                                                                    2,521                    2,406
                                                                            ----------                ---------
                                                                               149,595                   72,678
                                                                              --------                 --------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                   $   74,247              $    55,308
        Unrealized appreciation on investments                                       -                   65,445
        Fixed maturities discount                                                7,744                    4,911
        Other                                                                    4,036                    3,533
                                                                            ----------              -----------
                                                                                86,027                  129,197
                                                                             ---------                ---------

        Net deferred tax (asset) liability                                  $  (63,568)              $   56,519
                                                                             =========                =========

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $20,156,000, $21,184,000, and $20,311,000, respectively.

6.   Commitments and Contingencies

          The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

          During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

          During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

          During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999.

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

        1999                                        Fair               Carrying
                                                    Value               Amount


        Cash and short-term investments        $    222,763         $    222,763
        Fixed maturities                          4,702,879            4,702,879
        Equity securities                            51,610               51,610
        Mortgage and policy loans                   994,825              989,068

        Policyholders' funds on deposit         $ 4,627,170          $ 4,612,363


        1998                                        Fair               Carrying
                                                    Value                Amount

        Cash and short-term investments        $    168,492         $    168,492
        Fixed maturities                          4,238,045            4,238,045
        Equity securities                            21,748               21,748
        Mortgage and policy loans                 1,500,447            1,479,311

        Policyholders' funds on deposit         $ 4,554,644          $ 4,472,854

8.   Capital Funds

     (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,805,000 during 1999, however, no dividends were paid during the year.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices was $298,955,000 at December 31, 1999 and $298,047,000 at December 31, 1998. Statutory net income amounted to $23,517,000, $28,789,000 and $35,350,000 for 1999, 1998 and 1997,
          respectively.

     (c) During 1997, the Company received a $30,000,000 surplus contribution from American International Group Inc., the parent.

     (d)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(11,240,000), $(334,000) and $(3,025,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $89,000, $272,000, and $373,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                         Payment

                 2000                                        $  4,714
                 2001                                           4,250
                 2002                                           3,773
                 2003                                           3,451
                 2004                                           1,831
        Remaining years after 2004                                  -
                                                              -------

                 Total                                        $18,019
                                                              =======

     Rent expense approximated $4,983,000, $4,450,000, and $3,881,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):



    December 31, 1999
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed            Net             to Net


      Life Insurance in Force             $55,097,927        $19,275,199      $ 850,313        $36,673,041          2.3%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                241,419             52,217          2,449            191,651          1.3%
          Accident and Health                 210,592            112,162        171,794            270,224         63.6%
          Annuity                             251,045                  -              -            251,045            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     703,056       $    164,379      $ 174,243      $     712,920         24.4%
                                         ============        ===========       ========       ============



    December 31, 1998
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed              Net           to Net


      Life Insurance in Force             $53,884,853        $19,921,930      $ 896,285        $34,859,208          2.6%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                184,487             54,134          2,022            132,375          1.5%
          Accident and Health                 155,199             82,614        142,878            215,463         66.3%
          Annuity                             269,126                      -               -       269,126            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     608,812       $    136,748      $ 144,900      $     616,964         23.5%
                                         ============        ===========       ========       ============

    December 31, 1997
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded          Assumed              Net              to Net


      Life Insurance in Force             $52,183,971        $18,779,228      $ 935,975        $34,340,718          2.7%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                200,926             67,350          2,389            135,965          1.8%
          Accident and Health                 118,663             59,550        115,573            174,686         66.2%
          Annuity                             126,999                      -               -       126,999            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     446,588       $    126,900      $ 117,962      $     437,650         27.0%
                                         ============        ===========       ========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $147,882,000, $111,580,000, and $100,029,000, respectively, for each of the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded for 1998 amounted to $1,237,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,251,000 and $1,000 for the year ended December 31, 1997. Premium income and ceding commission expense assumed from affiliates aggregated  $158,579,000  and  $31,710,000,  respectively,  for  1999, compared to $131,771,000 and $31,584,000, respectively, for 1998, and $110,529,000 and $24,853,000, respectively for 1997.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $38,845,000, $40,417,000 and $37,846,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $20,604,000, $23,132,000 and $18,134,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) During 1997, a reinsurance agreement covering certain annuity policies was terminated. Upon cancellation, assets totaling $164,895,000 were transferred to the Company from Delaware American Life Insurance Company.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising fifty-nine subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 1999, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account II; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
      Investments at Market Value:

                                                     Shares              Cost              Market Value
                                              --------------------------------------------------------------
AIM
  Capital Appreciation Fund                            13,473.865           $ 334,855             $ 479,400
  International Equity Fund                            27,571.074             554,714               807,557
Alliance
  Conservative Investors Portfolio                      2,934.676              39,465                39,415
  Global Bond Portfolio                                 1,392.310              15,739                15,665
  Global Dollar Government Portfolio                       19.951                 191                   214
  Growth Portfolio                                    135,490.669           3,302,844             4,551,131
  Growth & Income Portfolio                           118,857.542           2,496,396             2,589,910
  Growth Investors Portfolio                           14,109.342             215,377               241,693
  Money Market Portfolio                               30,956.920              30,956                30,956
  Premier Growth Portfolio                             16,401.606             541,489               663,441
  Technology Portfolio                                130,454.729           3,342,191             4,384,584
  Total Return Portfolio                                  139.972               2,413                 2,448
  Quasar Portfolio                                    100,273.238           1,262,932             1,303,552
  U.S. Government/High Grade Securities Portfolio          76.713                 935                   858
  Utility Income Portfolio                                 51.049                 920                 1,106
Anchor
  Capital Appreciation Portfolio                        1,452.187              74,567                82,804
  Government & Quality Bond Portfolio                   8,787.288             120,310               120,210
  Growth Portfolio                                        799.586              28,845                30,800
  Natural Resources Portfolio                             741.289              11,134                12,023
Dreyfus
  Small Company Stock Portfolio                        23,570.817             340,290               393,399
  Stock Index Portfolio                               132,228.166           4,151,339             5,084,173
  Zero Coupon 2000 Portfolio                            1,409.864              17,499                17,156
Fidelity
  Asset Manager Portfolio                              64,730.820           1,113,633             1,208,521
  Contrafund Portfolio                                 36,014.987             872,727             1,049,838
  Growth Portfolio                                    109,646.236           4,509,339             6,022,870
  High Income Portfolio                                42,812.152             484,672               484,205
  Investment Grade Bond Portfolio                      40,457.261             498,052               491,961
  Money Market Portfolio                            1,761,346.140           1,761,346             1,761,346
  Overseas Portfolio                                   24,504.130             495,219               672,397
SunAmerica
  Alliance Growth Portfolio                            20,057.491             690,507               769,605
  Aggressive Growth Portfolio                           6,244.706             119,770               145,877
  Asset Allocation Portfolio                            1,890.852              27,379                28,344
  Cash Management Portfolio                           169,827.747           1,835,840             1,849,423
  Corporate Bond Portfolio                                656.427               7,383                 7,300
  "Dogs" of Wall Street Portfolio                       3,708.923              33,523                33,233
  Emerging Markets Portfolio                            3,590.599              32,978                39,819
  Federated Value Portfolio                             9,834.379             156,562               162,956
  Global Bond Portfolio                                   295.259               3,194                 3,190
  Global Equities Portfolio                             1,740.013              33,657                37,914
  Growth-Income Portfolio                               4,490.075             134,696               146,241
  High-Yield Bond Portfolio                             8,942.888              92,717                93,723
  International Diversified Equities Portfolio         10,498.206             152,874               167,970
  International Growth & Income Portfolio               9,380.240             127,027               120,911
  MFS Growth & Income Portfolio                         5,738.599              77,264                80,111
  MFS Mid-Cap Growth Portfolio                          5,802.442              87,737                94,347
  MFS Total Return Portfolio                            2,900.907              41,659                41,512
  Putnam Growth Portfolio                               4,928.449             128,633               138,932
  Real Estate Portfolio                                   552.567               4,700                 4,869
  SunAmerica Balanced Portfolio                         5,042.349              90,003                99,032
  Utility Portfolio                                       752.833              10,771                10,827
  Venture Value Portfolio                               9,820.109             247,466               263,081
  Worldwide High Income Portfolio                          54.943                 566                   586
Van Eck
  Worldwide Emerging Markets Portfolio                  8,283.308              65,860               118,117
  Worldwide Hard Assets Portfolio                       6,542.928              65,819                71,708
Weiss,Peck & Greer
  Tomorrow Long Term Portfolio                          8,395.470              73,440                76,566
  Tomorrow Medium Term Portfolio                          536.633               4,911                 4,841
  Tomorrow Short Term Portfolio                           817.802               8,678                 8,186
                                                                  --------------------  --------------------
Total Investments                                                        $ 30,976,003          $ 37,162,854
     Total Assets                                                                              $ 37,162,854
                                                                                        ====================

EQUITY:
      Policy Owners' Equity                                                                    $ 37,162,854
                                                                                        ---------------------
                     Total Equity                                                              $ 37,162,854
                                                                                        =====================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999


                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Investment Income (Loss):
    Dividends                                    $1,332,831             $10,005            $26,327
Expenses:
    Mortality & Expense Risk Fees                   224,586               2,575              4,077
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                      1,108,245               7,430             22,250
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                  1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation)                            4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments               5,905,218             128,180            244,446
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                    $7,013,463            $135,610           $266,696
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond            Government
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,311                $322                $31
Expenses:
    Mortality & Expense Risk Fees                       338                 109                  2
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          2,973                 213                 29
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation)                               (1,782)               (364)                15
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                  (1,450)               (836)                16
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,523               ($623)               $45
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                      $270,895            $228,364            $22,202
Expenses:
    Mortality & Expense Risk Fees                    31,382              20,015              2,024
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        239,513             208,349             20,178
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation)                              690,619             (46,210)               700
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  843,700              13,420             12,053
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,083,213            $221,769            $32,231
                                              ==============     ===============      =============


                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $30,720             $20,021             $4,775
Expenses:
    Mortality & Expense Risk Fees                     1,926               3,973              3,655
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         28,794              16,048              1,120
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0            105,394
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  322,423                   0            106,290
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $351,217             $16,048           $107,410
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,163                $230             $1,251
Expenses:
    Mortality & Expense Risk Fees                    16,479                  22              5,084
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        (13,316)                208             (3,833)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation)                              860,253                 (78)            94,963
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                1,456,617                 (71)           238,245
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,443,301                $137           $234,412
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                  Grade             Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                           $60                 $44               $209
Expenses:
    Mortality & Expense Risk Fees                         8                  10                 71
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             52                  34                138
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation)                                  (78)                134              8,237
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                      (83)                144             13,622
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          ($31)               $178            $13,760
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $1,993                $116                 $0
Expenses:
    Mortality & Expense Risk Fees                       145                  50                 10
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          1,848                  66                (10)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation)                                 (100)              1,955                890
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   (2,088)              6,451                891
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                         ($240)             $6,517               $881
                                              ==============     ===============      =============


                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0             $82,801               $930
Expenses:
    Mortality & Expense Risk Fees                     2,786              35,158                155
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         (2,786)             47,643                775
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation)                               49,961             534,775               (456)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   32,785             678,651               (460)
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $29,999            $726,294               $315
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $61,501             $13,299           $360,271
Expenses:
    Mortality & Expense Risk Fees                     9,130               5,958             40,086
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         52,371               7,341            320,185
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation)                               50,732             139,635            916,601
                                              --------------     ---------------      -------------

    Net Gain (Loss) on Investments                   50,594             156,330          1,141,638
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $102,965            $163,671         $1,461,823
                                              ==============     ===============      =============


                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $25,817             $11,228           $104,828
Expenses:
    Mortality & Expense Risk Fees                     3,902               3,790             18,801
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         21,915               7,438             86,027
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation)                               17,353             (12,354)                 0
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    4,428             (13,466)                 0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,343             ($6,028)           $86,027
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $16,156                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                     4,369                 904                123
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         11,787                (904)              (123)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation)                              173,424              79,099             26,106
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  176,884              84,768             28,038
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $188,671             $83,864            $27,915
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0             $10,746                 $0
Expenses:
    Mortality & Expense Risk Fees                        32               4,228                  6
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (32)              6,518                 (6)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation)                                  965              13,584                (84)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,042              17,743                (60)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,010             $24,261               ($66)
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                        26                  44                121
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (26)                (44)              (121)
                                              --------------     ---------------      -------------
 Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation)                                 (291)              6,842              6,394
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                    (694)              7,803              6,323
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                         ($720)             $7,759             $6,202
                                              ==============     ===============      =============


                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         4                  64                182
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (4)                (64)              (182)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation)                                   (2)              4,258             11,546
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                       (2)              5,838             15,634
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                           ($6)             $5,774            $15,452
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0            $10,764
Expenses:
    Mortality & Expense Risk Fees                        70                 144                100
                                              --------------     ---------------      -------------
 Net Investment Income (Loss)                           (70)               (144)             10,664
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation)                                1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,320              14,622             (6,067)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,250             $14,478             $4,597
                                              ==============     ===============      =============

                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0              $1,260                 $0
Expenses:
    Mortality & Expense Risk Fees                       122                  59                 50
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (122)              1,201                (50)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation)                                2,847               6,611               (146)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    6,328              10,130                367
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,206             $11,331               $317
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                       198                   4                101
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (198)                 (4)              (101)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation)                               10,300                 168              9,028
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   16,836                 168              9,242
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,638                $164             $9,141
                                              ==============     ===============      =============

                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         5                 227                  0
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (5)               (227)                 0
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation)                                   55              15,614                 19
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                      64              15,351                 22
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                           $59             $15,124                $22
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                 VanEck              VanEck               WP&G
                                                Worldwide          Worldwide            Tomorrow
                                                Emerging              Hard                Long
                                                 Markets             Assets               Term
                                                  Fund                Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0                $544             $7,635

Expenses:
     Mortality & Expense Risk Fees                      562                 405                607
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (562)                139              7,028
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,139              (8,908)               692
    Change in Unrealized Appreciation
        (Depreciation)                               49,606              18,485             (1,304)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   52,745               9,577               (612)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $52,183              $9,716             $6,416
                                              ==============     ===============      =============


                                                  WP&G                WP&G
                                                Tomorrow            Tomorrow
                                                 Medium              Short
                                                  Term                Term
                                                Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $414                $598
Expenses:
    Mortality & Expense Risk Fees                        44                  64
                                              --------------     ---------------
 Net Investment Income (Loss)                           370                 534
                                              --------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         19                  68
    Change in Unrealized Appreciation
        (Depreciation)                                 (206)               (543)
                                              --------------     ---------------
    Net Gain (Loss) on Investments                     (187)               (475)
                                               --------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $183                 $59
                                              ==============     ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998

                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Investment Income (Loss):
    Dividends                                      $733,252              $5,326               $1,878
Expenses:
    Mortality & Expense Risk Fees                   106,392                 694                1,405
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        626,860               4,632                  473
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation)                            1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                2,039,572              25,462              (14,306)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $2,666,432             $30,094             ($13,833)
                                              ==============     ===============      ===============



                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,086                 $18                   $0
Expenses:
    Mortality & Expense Risk Fees                       263                  20                    0
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          1,823                  (2)                   0
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation)                                  691                 289                   10
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    1,774                 308                   12
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $3,597                $306                  $12
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $110,505            $111,284              $14,073
Expenses:
    Mortality & Expense Risk Fees                    16,449              10,688                1,473
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         94,056             100,596               12,600
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation)                              394,461              63,586               17,434
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  431,111             119,329               21,197
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $525,167            $219,925              $33,797
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0              $2,482                 $233
Expenses:
    Mortality & Expense Risk Fees                       334                 482                2,105
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                           (334)              2,000               (1,872)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0               16,562
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   54,637                   0               47,443
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $54,303              $2,000              $45,571
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements



                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $715                  $0              $31,614
Expenses:
    Mortality & Expense Risk Fees                     5,537                   1                3,978
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (4,822)                 (1)              27,636
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation)                              197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  368,869                 112              (35,026)
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $364,047                $111              ($7,390)
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                  Grade             Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0               $1,151
Expenses:
    Mortality & Expense Risk Fees                         0                   0                1,653
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                              0                   0                 (502)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation)                                    0                  52                8,859
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                       0                  52                6,378
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $0                 $52               $5,876
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $30,188                $705              $60,993
Expenses:
    Mortality & Expense Risk Fees                    16,095                 116                5,125
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         14,093                 589               55,868
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation)                              348,632                  37               18,503
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  438,792                 154               29,137
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $452,885                $743              $85,005
                                              ==============     ===============      ===============




                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $1,859            $181,333              $33,968
Expenses:
    Mortality & Expense Risk Fees                     1,067              17,992                2,593
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            792             163,341               31,375
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation)                               37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                  40,675             536,774              (36,743)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $41,467            $700,115              ($5,368)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $9,614             $72,672              $29,556
Expenses:
    Mortality & Expense Risk Fees                     1,360              12,336                3,291
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          8,254              60,336               26,265
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation)                                2,966                   0                1,403
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    2,862                   0               23,951
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $11,116             $60,336              $50,216
                                              ==============     ===============      ===============



                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Investment Income (Loss):
    Dividends                                       $24,879                  $0               $4,567
Expenses:
    Mortality & Expense Risk Fees                       466                  80                  292
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         24,413                 (80)               4,275
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation)                               (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  (15,874)              2,415              (16,630)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $8,539              $2,335             ($12,355)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $948                $287                 $318
Expenses:
    Mortality & Expense Risk Fees                       423                  41                   33
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            525                 246                  285
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation)                                4,736                 390                   67
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    6,172                 421                  114
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,697                $667                 $399
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997


                  1997

                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $208,147                $306              $27,680
Expenses:
    Mortality & Expense Risk Fees                    41,401                 139                6,211
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        166,746                 167               21,469
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation)                              366,321                 586              138,629
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  572,528               1,186              176,249
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $739,274              $1,353             $197,718
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $27,385              $2,233                 $544
Expenses:
    Mortality & Expense Risk Fees                     4,386                 756                1,659
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         22,999               1,477               (1,115)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation)                               68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   86,585               9,200                1,725
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $109,584             $10,677                 $610
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Investment Income (Loss):
    Dividends                                          $114              $2,290              $30,945
Expenses:
    Mortality & Expense Risk Fees                     1,578                 188                4,258
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (1,464)              2,102               26,687
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation)                               11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   20,928              (5,819)              83,170
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $19,464             ($3,717)            $109,857
                                              ==============     ===============      ===============



                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $584             $24,048              $29,644
Expenses:
    Mortality & Expense Risk Fees                        73               2,502                8,178
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            511              21,546               21,466
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation)                                   83              19,239               90,042
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       12              27,839              145,408
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $523             $49,385             $166,874
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $4,849              $3,074              $38,596
Expenses:
    Mortality & Expense Risk Fees                     1,566                 553                6,480
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          3,283               2,521               32,116
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation)                               11,697               2,132                    0
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   23,178               2,454                    0
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,461              $4,975              $32,116
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Investment Income (Loss):
    Dividends                                       $11,804                $832                 $485
Expenses:
    Mortality & Expense Risk Fees                     2,117                 489                  166
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          9,687                 343                  319
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation)                               (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   (2,237)              3,953               (1,066)
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $7,450              $4,296                ($747)
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,143                $335                 $256
Expenses:
    Mortality & Expense Risk Fees                        85                   4                   13
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          2,058                 331                  243
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation)                                 (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       (1)               (252)                  16
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,057                 $79                 $259
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999
                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                 $1,108,245              $7,430            $22,250
    Realized Gain (Loss) on Investment Activity   1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               7,013,463             135,610            266,696
                                              --------------     ---------------      -------------
 Capital Transactions:
    Contract Deposits and Transfers              16,057,267             191,533            350,534
    Cost Of Insurance Charge                     (2,371,415)            (34,739)           (48,131)
    Policy Loans                                   (467,311)             (6,129)            (4,309)
    Contract Withdrawals                         (1,231,246)             (7,120)            (1,849)
    Death Benefits                                  (19,183)               (532)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                    11,968,112             143,013            296,245
                                              --------------     ---------------      -------------
 Total Increase (Decrease) in Net Assets         18,981,575             278,623            562,941
Net Assets, at Beginning of Year                 18,181,279             200,777            244,616
                                              --------------     ---------------      -------------
Net Assets, at End of Year                      $37,162,854            $479,400           $807,557
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,973                $213                $29
    Realized Gain (Loss) on Investment Activity         332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,782)               (364)                15
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,523                (623)                45
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   9,205               9,418                  0
    Cost Of Insurance Charge                         (3,200)             (1,677)               (53)
    Policy Loans                                     (1,019)                  0                  0
    Contract Withdrawals                                (89)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         4,897               7,741                (53)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               6,420               7,118                 (8)
Net Assets, at Beginning of Year                     32,995               8,547                222
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $39,415             $15,665               $214
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $239,513            $208,349            $20,178
    Realized Gain (Loss) on Investment Activity     153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation) of Investments               690,619             (46,210)               700
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                               1,083,213             221,769             32,231
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers               1,119,286             155,452             44,115
    Cost Of Insurance Charge                       (281,233)           (202,332)           (14,016)
    Policy Loans                                    (67,291)            (39,707)            (6,664)
    Contract Withdrawals                           (128,553)            (55,146)            (9,348)
    Death Benefits                                   (1,534)             (1,017)              (273)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       640,675            (142,750)            13,814
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           1,723,888              79,019             46,045
Net Assets, at Beginning of Year                  2,827,243           2,510,891            195,648
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,551,131          $2,589,910           $241,693
                                              ==============     ===============      =============

                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $28,794             $16,048             $1,120
    Realized Gain (Loss) on Investment Activity     322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0            105,394
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 351,217              16,048            107,410
                                               --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                (348,680)             20,790            475,404
    Cost Of Insurance Charge                         (2,537)            (26,366)           (64,005)
    Policy Loans                                          0                   0             (1,748)
    Contract Withdrawals                                  0                   0             (5,587)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                      (351,217)             (5,576)           404,064
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              10,472            511,474
Net Assets, at Beginning of Year                          0              20,484            151,967
                                              --------------     ---------------      -------------

Net Assets, at End of Year                               $0             $30,956           $663,441
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   ($13,316)               $208            ($3,833)
    Realized Gain (Loss) on Investment Activity     596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation) of Investments               860,253                 (78)            94,963
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               1,443,301                 137            234,412
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers               2,359,314                   0            804,931
    Cost Of Insurance Charge                       (159,124)               (219)           (44,995)
    Policy Loans                                    (23,231)                  0             (3,851)
    Contract Withdrawals                            (43,776)                  0            (10,477)
    Death Benefits                                        0                   0               (348)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     2,133,183                (219)           745,260
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           3,576,484                 (82)           979,672
Net Assets, at Beginning of Year                    808,100               2,530            323,880
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,384,584              $2,448         $1,303,552
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                 Grade              Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $52                 $34               $138
    Realized Gain (Loss) on Investment Activity          (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   (78)                134              8,237
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     (31)                178             13,760
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                       0                   0             72,791
    Cost Of Insurance Charge                            (79)                (92)            (3,747)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           (79)                (92)            69,044
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                (110)                 86             82,804
Net Assets, at Beginning of Year                        968               1,020                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                             $858              $1,106            $82,804
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,848                 $66               ($10)
    Realized Gain (Loss) on Investment Activity      (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (100)              1,955                890
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (240)              6,517                881
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 121,869              24,961             11,419
    Cost Of Insurance Charge                         (1,419)               (678)              (277)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       120,450              24,283             11,142
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             120,210              30,800             12,023
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $120,210             $30,800            $12,023
                                              ==============     ===============      =============

                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($2,786)            $47,643               $775
    Realized Gain (Loss) on Investment Activity     (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                49,961             534,775               (456)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  29,999             726,294                315
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 160,056           2,254,428              5,613
    Cost Of Insurance Charge                        (26,925)           (411,576)            (1,842)
    Policy Loans                                     (2,946)            (54,271)                 0
    Contract Withdrawals                            (14,410)           (143,533)              (488)
    Death Benefits                                     (403)             (2,534)               (21)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       115,372           1,642,514              3,262
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             145,371           2,368,808              3,577
Net Assets, at Beginning of Year                    248,028           2,715,365             13,579
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $393,399          $5,084,173            $17,156
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $52,371              $7,341           $320,185
    Realized Gain (Loss) on Investment Activity        (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation) of Investments                50,732             139,635            916,601
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 102,965             163,671          1,461,823
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 422,099             673,063          2,250,185
    Cost Of Insurance Charge                        (90,397)            (68,090)          (402,276)
    Policy Loans                                    (12,318)               (960)           (89,548)
    Contract Withdrawals                             (3,454)            (13,989)          (239,317)
    Death Benefits                                   (4,218)               (699)            (6,501)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       311,712             589,325          1,512,543
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             414,677             752,996          2,974,366
Net Assets, at Beginning of Year                    793,844             296,842          3,048,504
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $1,208,521          $1,049,838         $6,022,870
                                              ==============     ===============      =============

                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $21,915              $7,438            $86,027
    Realized Gain (Loss) on Investment Activity     (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                17,353             (12,354)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,343              (6,028)            86,027
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 255,870             379,969           (421,803)
    Cost Of Insurance Charge                        (32,070)            (40,235)          (183,797)
    Policy Loans                                     (4,373)             (7,710)            (2,013)
    Contract Withdrawals                            (24,692)            (42,753)          (465,487)
    Death Benefits                                     (182)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       194,553             289,271         (1,073,100)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             220,896             283,243           (987,073)
Net Assets, at Beginning of Year                    263,309             208,718          2,748,419
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $484,205            $491,961         $1,761,346
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $11,787               ($904)             ($123)
    Realized Gain (Loss) on Investment Activity       3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments               173,424              79,099             26,106
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 188,671              83,864             27,915
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 175,116             700,521            127,356
    Cost Of Insurance Charge                        (47,710)            (14,780)            (5,960)
    Policy Loans                                     (7,700)                  0             (3,434)
    Contract Withdrawals                            (15,290)                  0                  0
    Death Benefits                                     (921)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       103,495             685,741            117,962
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             292,166             769,605            145,877
Net Assets, at Beginning of Year                    380,231                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $672,397            $769,605           $145,877
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($32)             $6,518                ($6)
    Realized Gain (Loss) on Investment Activity          77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   965              13,584                (84)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,010              24,261                (66)
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  31,387           2,021,308              7,497
    Cost Of Insurance Charge                           (619)           (101,346)              (131)
    Policy Loans                                     (3,434)            (94,800)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        27,334           1,825,162              7,366
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              28,344           1,849,423              7,300
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $28,344          $1,849,423             $7,300
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($26)               ($44)             ($121)
    Realized Gain (Loss) on Investment Activity        (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (291)              6,842              6,394
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (720)              7,759              6,202
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  35,255              34,750            157,965
    Cost Of Insurance Charge                         (1,302)             (2,690)            (1,211)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        33,953              32,060            156,754
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              33,233              39,819            162,956
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $33,233             $39,819           $162,956
                                              ==============     ===============      =============




                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($4)               ($64)             ($182)
    Realized Gain (Loss) on Investment Activity           0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    (2)              4,258             11,546
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      (6)              5,774             15,452
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   3,222              33,441            151,611
    Cost Of Insurance Charge                            (26)             (1,301)            (3,677)
    Policy Loans                                          0                   0            (17,145)
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         3,196              32,140            130,789
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               3,190              37,914            146,241
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                           $3,190             $37,914           $146,241
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($70)              ($144)           $10,664
    Realized Gain (Loss) on Investment Activity         315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,250              14,478              4,597
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  93,353             161,448            118,221
    Cost Of Insurance Charge                           (880)             (1,101)            (1,907)
    Policy Loans                                          0              (6,855)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        92,473             153,492            116,314
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              93,723             167,970            120,911
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $93,723            $167,970           $120,911
                                              ==============     ===============      =============


                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($122)             $1,201               ($50)
    Realized Gain (Loss) on Investment Activity       3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,847               6,611               (146)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,206              11,331                317
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  76,010              88,561             42,507
    Cost Of Insurance Charge                         (2,105)             (2,111)            (1,312)
    Policy Loans                                          0              (3,434)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        73,905              83,016             41,195
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              80,111              94,347             41,512
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $80,111             $94,347            $41,512
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($198)                ($4)             ($101)
    Realized Gain (Loss) on Investment Activity       6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation) of Investments                10,300                 168              9,028
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,638                 164              9,141
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 126,661               4,786             93,271
    Cost Of Insurance Charge                         (4,367)                (81)            (3,380)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       122,294               4,705             89,891
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             138,932               4,869             99,032
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $138,932              $4,869            $99,032
                                              ==============     ===============      =============


                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($5)              ($227)                $0
    Realized Gain (Loss) on Investment Activity           9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    55              15,614                 19
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      59              15,124                 22
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  11,073             253,251                620
    Cost Of Insurance Charge                           (305)             (5,294)               (56)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        10,768             247,957                564
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              10,827             263,081                586
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $10,827            $263,081               $586
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                     VanEck              VanEck
                                                 VanEck            Worldwide           Worldwide
                                                Worldwide           Emerging              Hard
                                                Balanced            Markets              Assets
                                                  Fund                Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0               ($562)              $139
    Realized Gain (Loss) on Investment Activity           0               3,139             (8,908)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0              49,606             18,485
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0              52,183              9,716
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                       0              43,593             39,406
    Cost Of Insurance Charge                              0              (7,198)            (6,367)
    Policy Loans                                          0                   0               (298)
    Contract Withdrawals                                  0                   0             (5,309)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             0              36,395             27,432
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              88,578             37,148
Net Assets, at Beginning of Year                          0              29,539             34,560
                                              --------------     ---------------      -------------
Net Assets, at End of Year                               $0            $118,117            $71,708
                                              ==============     ===============      =============


                                                  WP&G                WP&G                WP&G
                                                Tomorrow            Tomorrow            Tomorrow
                                                  Long               Medium              Short
                                                  Term                Term                Term
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $7,028                $370               $534
    Realized Gain (Loss) on Investment Activity         692                  19                 68
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,304)               (206)              (543)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,416                 183                 59
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  20,325                 557              2,373
    Cost Of Insurance Charge                         (6,733)               (365)              (973)
    Policy Loans                                     (1,784)               (339)                 0
    Contract Withdrawals                               (579)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        11,229                (147)             1,400
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              17,645                  36              1,459
Net Assets, at Beginning of Year                     58,921               4,805              6,727
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $76,566              $4,841             $8,186
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $626,860              $4,632                 $473
    Realized Gain (Loss) on Investment Activity     519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets Resulting
    From Operations                               2,666,432              30,094              (13,833)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers              10,229,110             183,463              279,691
    Cost Of Insurance Charge                     (1,571,906)            (12,343)             (20,406)
    Policy Loans                                   (212,191)                  0                    0
    Contract Withdrawals                           (202,369)               (437)                (836)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     8,242,644             170,683              258,449
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets          10,909,076             200,777              244,616
Net Assets, at Beginning of Year                  7,272,203                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                      $18,181,279            $200,777             $244,616
                                              ==============     ===============      ===============


                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond              Government
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,823                 ($2)                  $0
    Realized Gain (Loss) on Investment Activity       1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   691                 289                   10
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                   3,597                 306                   12
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                   8,717               8,748                  241
    Cost Of Insurance Charge                         (2,651)               (507)                 (31)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (740)                  0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         5,326               8,241                  210
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               8,923               8,547                  222
Net Assets, at Beginning of Year                     24,072                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $32,995              $8,547                 $222
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $94,056            $100,596              $12,600
    Realized Gain (Loss) on Investment Activity      36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation) of Investments               394,461              63,586               17,434
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 525,167             219,925               33,797
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers               1,465,361           1,726,082               67,671
    Cost Of Insurance Charge                       (210,721)           (152,262)             (18,064)
    Policy Loans                                    (30,640)            (25,729)              (2,299)
    Contract Withdrawals                            (44,972)            (21,460)              (2,915)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,179,028           1,526,631               44,393
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,704,195           1,746,556               78,190
Net Assets, at Beginning of Year                  1,123,048             764,335              117,458
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,827,243          $2,510,891             $195,648
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($334)             $2,000              ($1,872)
    Realized Gain (Loss) on Investment Activity      54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0               16,562
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  54,303               2,000               45,571
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 (46,424)             30,250              127,213
    Cost Of Insurance Charge                         (7,879)            (11,766)             (19,989)
    Policy Loans                                          0                   0                 (267)
    Contract Withdrawals                                  0                   0                 (561)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (54,303)             18,484              106,396
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                   0              20,484              151,967
Net Assets, at Beginning of Year                          0                   0                    0
                                              --------------     ---------------      ---------------

Net Assets, at End of Year                               $0             $20,484             $151,967
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($4,822)                ($1)             $27,636
    Realized Gain (Loss) on Investment Activity     171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation) of Investments               197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 364,047                 111               (7,390)
                                              --------------     ---------------      ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 280,314               2,477              144,506
    Cost Of Insurance Charge                        (66,804)                (58)             (36,287)
    Policy Loans                                    (12,128)                  0              (10,340)
    Contract Withdrawals                            (12,390)                  0               (8,285)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       188,992               2,419               89,594
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             553,039               2,530               82,204
Net Assets, at Beginning of Year                    255,061                   0              241,676
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $808,100              $2,530             $323,880
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                 Grade              Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0                  $0                ($502)
    Realized Gain (Loss) on Investment Activity           0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                  52                8,859
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0                  52                5,876
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                     991                 991              141,312
    Cost Of Insurance Charge                            (23)                (23)             (22,440)
    Policy Loans                                          0                   0               (1,455)
    Contract Withdrawals                                  0                   0               (2,646)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           968                 968              114,771
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                 968               1,020              120,647
Net Assets, at Beginning of Year                          0                   0              127,381
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                             $968              $1,020             $248,028
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $14,093                $589              $55,868
    Realized Gain (Loss) on Investment Activity      90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation) of Investments               348,632                  37               18,503
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 452,885                 743               85,005
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               1,648,311               4,317              385,929
    Cost Of Insurance Charge                       (264,577)             (2,247)             (60,284)
    Policy Loans                                    (35,221)                  0               (1,634)
    Contract Withdrawals                            (30,468)                  0               (3,078)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,318,045               2,070              320,933
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,770,930               2,813              405,938
Net Assets, at Beginning of Year                    944,435              10,766              387,906
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,715,365             $13,579             $793,844
                                              ==============     ===============      ===============


                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $792            $163,341              $31,375
    Realized Gain (Loss) on Investment Activity       3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  41,467             700,115               (5,368)
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 273,708           1,519,887               18,962
    Cost Of Insurance Charge                        (18,289)           (264,617)             (31,215)
    Policy Loans                                          0             (38,305)                (541)
    Contract Withdrawals                                (44)            (32,651)              (5,710)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       255,375           1,184,314              (18,504)
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             296,842           1,884,429              (23,872)
Net Assets, at Beginning of Year                          0           1,164,075              287,181
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $296,842          $3,048,504             $263,309
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,254             $60,336              $26,265
    Realized Gain (Loss) on Investment Activity        (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,966                   0                1,403
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  11,116              60,336               50,216
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 133,629           1,794,587               22,097
    Cost Of Insurance Charge                        (15,077)           (262,012)             (46,489)
    Policy Loans                                          0             (47,336)              (4,988)
    Contract Withdrawals                               (446)            (23,046)              (8,945)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       118,106           1,462,193              (38,325)
                                              --------------     ---------------      ---------------

Total Increase (Decrease) in Net Assets             129,222           1,522,529               11,891
Net Assets, at Beginning of Year                     79,496           1,225,890              368,340
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $208,718          $2,748,419             $380,231
                                              ==============     ===============      ===============


                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $24,413                ($80)              $4,275
    Realized Gain (Loss) on Investment Activity     (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   8,539               2,335              (12,355)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 (89,148)             28,877               22,362
    Cost Of Insurance Charge                         (7,250)             (1,673)              (5,001)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (456)                  0                 (666)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (96,854)             27,204               16,695
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             (88,315)             29,539                4,340
Net Assets, at Beginning of Year                     88,315                   0               30,220
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                               $0             $29,539              $34,560
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $525                $246                 $285
    Realized Gain (Loss) on Investment Activity       1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 4,736                 390                   67
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,697                 667                  399
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                  38,804                 534                4,650
    Cost Of Insurance Charge                         (9,742)               (536)                (643)
    Policy Loans                                     (1,308)                  0                    0
    Contract Withdrawals                             (1,420)                  0                 (197)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        26,334                  (2)               3,810
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              33,031                 665                4,209
Net Assets, at Beginning of Year                     25,890               4,140                2,518
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $58,921              $4,805               $6,727
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $166,746                $167              $21,469
    Realized Gain (Loss) on Investment Activity     206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation) of Investments               366,321                 586              138,629
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 739,274               1,353              197,718
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               5,563,491              15,647              816,168
    Cost Of Insurance Charge                       (775,349)             (2,705)            (117,612)
    Policy Loans                                    (94,631)                  0               (6,689)
    Contract Withdrawals                            (82,467)               (239)             (19,879)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     4,611,044              12,703              671,988
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           5,350,318              14,056              869,706
Net Assets, at Beginning of Year                  1,921,885              10,016              253,342
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $7,272,203             $24,072           $1,123,048
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $22,999              $1,477              ($1,115)
    Realized Gain (Loss) on Investment Activity      18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation) of Investments                68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 109,584              10,677                  610
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 574,019              64,609              274,635
    Cost Of Insurance Charge                        (74,918)            (11,672)             (19,431)
    Policy Loans                                     (5,180)                  0                 (101)
    Contract Withdrawals                             (5,967)             (2,220)              (8,527)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       487,954              50,717              246,576
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             597,538              61,394              247,186
Net Assets, at Beginning of Year                    166,797              56,064                7,875
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $764,335            $117,458             $255,061
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($1,464)             $2,102              $26,687
    Realized Gain (Loss) on Investment Activity       9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  19,464              (3,717)             109,857
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 236,458             133,412              781,031
    Cost Of Insurance Charge                        (17,506)             (2,314)             (90,065)
    Policy Loans                                       (387)                  0               (1,032)
    Contract Withdrawals                             (1,093)                  0               (7,423)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       217,472             131,098              682,511
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             236,936             127,381              792,368
Net Assets, at Beginning of Year                      4,740                   0              152,067
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $241,676            $127,381             $944,435
                                              ==============     ===============      ===============

                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $511             $21,546              $21,466
    Realized Gain (Loss) on Investment Activity         (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    83              19,239               90,042
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     523              49,385              166,874
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  11,738             288,591              496,116
    Cost Of Insurance Charge                         (4,235)            (42,651)            (148,843)
    Policy Loans                                          0                (167)             (24,473)
    Contract Withdrawals                               (171)             (9,859)             (19,994)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         7,332             235,914              302,806
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               7,855             285,299              469,680
Net Assets, at Beginning of Year                      2,911             102,607              694,395
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $10,766            $387,906           $1,164,075
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $3,283              $2,521              $32,116
    Realized Gain (Loss) on Investment Activity      11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,697               2,132                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,461               4,975               32,116
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 228,644              30,051            1,209,442
    Cost Of Insurance Charge                        (23,779)             (6,686)            (159,431)
    Policy Loans                                          0                   0              (52,504)
    Contract Withdrawals                             (2,049)                (16)              (1,225)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       202,816              23,349              996,282
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             229,277              28,324            1,028,398
Net Assets, at Beginning of Year                     57,904              51,172              197,492
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $287,181             $79,496           $1,225,890
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $9,687                $343                 $319
    Realized Gain (Loss) on Investment Activity       1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   7,450               4,296                 (747)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 282,864              60,836               25,015
    Cost Of Insurance Charge                        (34,464)            (10,075)              (4,740)
    Policy Loans                                     (4,098)                  0                    0
    Contract Withdrawals                             (3,073)               (712)                 (20)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       241,229              50,049               20,255
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             248,679              54,345               19,508
Net Assets, at Beginning of Year                    119,661              33,970               10,712
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $368,340             $88,315              $30,220
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,058                $331                 $243
    Realized Gain (Loss) on Investment Activity         303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,057                  79                  259
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  27,235               4,185                2,795
    Cost Of Insurance Charge                         (3,562)               (124)                (536)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                                  0                   0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        23,673               4,061                2,259
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              25,730               4,140                2,518
Net Assets, at Beginning of Year                        160                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $25,890              $4,140               $2,518
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Gallery Life, and Polaris Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust"), Weiss, Peck & Greer ("WP&G Tomorrow Fund"), Anchor Series Trust ("Anchor"), and SunAmerica Series Trust ("SunAmerica"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                Fidelity Trust II:
           Capital Appreciation Fund                                 Asset Manager Portfolio
           International Equity Fund                                 Contrafund Portfolio
                                                                     Investment Grade Bond Portfolio

Alliance Fund:
           Conservative Investors Portfolio              SunAmerica:
           Global Bond Portfolio                                     Alliance Growth Portfolio
           Global Dollar Government Portfolio                        Aggressive Growth Portfolio
           Growth Portfolio                                          Asset Allocation Portfolio
           Growth & Income Portfolio                                 Cash Management Portfolio
           Growth Investors Portfolio                                Corporate Bond Portfolio
           International Portfolio                                   "Dogs" of Wall Street Portfolio
           Money Market Portfolio                                    Emerging Markets Portfolio
           Premier Growth Portfolio                                  Federated Value Portfolio
           Quasar Portfolio                                          Global Bond Portfolio
           Technology Portfolio                                      Global Equities Portfolio
           Total Return Portfolio                                    Growth-Income Portfolio
           U.S. Government/High Grade Securities Portfolio           High-Yield Bond Portfolio
           Utility Income Portfolio                                  International Diversified Equities Portfolio
                                                                     International Growth & Income Portfolio
Anchor:                                                              MFS Growth & Income Portfolio
           Capital Appreciation Portfolio                            MFS Mid-Cap Growth Portfolio
           Government & Quality Bond Portfolio                       MFS Total Return Portfolio
           Growth Portfolio                                          Putnam Growth Portfolio
           Natural Resources Portfolio                               Real Estate Portfolio
                                                                     SunAmerica Balanced Portfolio
Dreyfus Fund:                                                        Utility Portfolio
           Small Company Stock Portfolio                             Venture Value Portfolio
           Stock Index Fund                                          Worldwide High Income Portfolio
           Zero Coupon 2000 Portfolio
                                                         Van Eck Trust:
Fidelity Trust:                                                      Worldwide Balanced Fund (Fund Closed 06/29/98)
           Growth Portfolio                                          Worldwide Emerging Markets Fund
           High Income Portfolio                                     Worldwide Hard Assets Fund
           Money Market Portfolio
           Overseas Portfolio                             WP&G Tomorrow Fund:
                                                                     Tomorrow Long Term Portfolio
                                                                     Tomorrow Medium Term Portfolio
                                                                     Tomorrow Short Term Portfolio

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 and 1997 have been reclassified to conform to the 1999 presentation.

3. Contract Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges

     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris Life Product

There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of
 .90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges or riders

     (d)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                                 Cost of            Proceeds
                                                                Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                $ 224,923           $ 74,481
        International Equity Fund                                  367,455             48,960
Alliance Fund:
        Conservative Investors Portfolio                            13,451              5,581
        Global Bond Portfolio                                       20,849             12,897
        Global Dollar Government Portfolio                              31                 54
        Growth Portfolio                                         5,099,952          4,219,764
        Growth & Income Portfolio                                4,629,933          4,564,336
        Growth Investors Portfolio                                  89,948             55,956
        International Portfolio                                 42,790,294         43,112,716
        Money Market Portfolio                                  55,049,664         55,039,193
        Premier Growth Portfolio                                 2,005,804          1,600,619
        Technology Portfolio                                    77,489,023         75,369,157
        Total Return Portfolio                                         229                241
        Quasar Portfolio                                        30,368,359         29,626,932
        U.S. Government/High Grade Securities Portfolio                 59                 87
        Utility Income Portfolio                                        43                101
Anchor:
        Capital Appreciation Portfolio                             120,952             51,771
        Government & Quality Bond Portfolio                        164,460             42,161
        Growth Portfolio                                            64,207             39,857
        Natural Resources Portfolio                                 11,378                246
Dreyfus Fund:
        Small Company Portfolio                                    229,583            116,998
        Stock Index Fund                                         2,202,224            512,068
        Zero Coupon 2000 Portfolio                                   7,085              3,048
Fidelity Trust:
        Asset Manager Portfolio                                    495,994            131,911
        Contrafund Portfolio                                       698,379            101,713
        Growth Portfolio                                         2,741,221            908,496
        High Income Portfolio                                      310,887             94,420
        Investment Grade Bond Portfolio                            402,048            105,340
        Money Market Portfolio                                   3,705,690          4,692,763
        Overseas Portfolio                                         181,549             66,269
Sun America:
        Alliance Growth Portfolio                                  760,653             75,816
        Aggressive Growth Portfolio                                180,460             62,622
        Asset Allocation Portfolio                                  81,049             53,747
        Cash Management Portfolio                                4,383,240          2,551,560
        Corporate Bond Portfolio                                    14,726              7,367
        "Dogs" of Wall Street Portfolio                             42,758              8,833
        Emerging Markets Portfolio                                  48,389             16,373
        Federated Value Portfolio                                  160,428              3,796
        Global Bond Portfolio                                        3,220                 28
        Global Equities Portfolio                                   46,606             14,530
        Growth-Income Portfolio                                    414,879            284,271
        High-Yield Bond Portfolio                                  108,048             15,646
        International Diversified Equities Portfolio               255,839            102,490
        International Growth & Income Portfolio                    135,631              8,653
        MFS Growth & Income Portfolio                              139,771             65,987
        MFS Mid-Cap Growth Portfolio                               157,758             73,541
        MFS Total Return Portfolio                                  72,858             31,714
        Putnam Growth Portfolio                                    239,995            117,899
        Real Estate Portfolio                                        4,718                 19
        SunAmerica Balanced Portfolio                              102,293             12,503
        Utility Portfolio                                           11,722                962
        Venture Value Portfolio                                    259,867             12,138
        Worldwide High Income Portfolio                                617                 55
Van Eck Trust:
        Worldwide Emerging Markets Fund                             51,310             15,476
        Worldwide Hard Assets Fund                                  59,457             31,886
        Worldwide Balanced Fund                                          0                  0


                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)
                                                                   Cost of         Proceeds
                                                                  Purchases        From Sales
Shares of
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                 27,015            8,757
        Tomorrow Medium Term Portfolio                                  849              627
        Tomorrow Short Term Portfolio                                18,817           16,883

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                                   Cost of            Proceeds
                                                                  Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                  $ 201,598           $ 26,283
        International Equity Fund                                    499,113            240,193
Alliance Fund:
        Conservative Investors Portfolio                              17,668             10,521
        Global Bond Portfolio                                          9,907              1,670
        Global Dollar Government Portfolio                               242                 31
        Growth Portfolio                                           1,434,835            161,751
        Growth & Income Portfolio                                  7,118,210          5,490,984
        Growth Investors Portfolio                                    83,359             26,366
        International Portfolio                                    7,730,001          7,784,638
        Money Market Portfolio                                     7,530,593          7,510,112
        Premier Growth Portfolio                                   1,721,633          1,617,108
        Technology Portfolio                                       9,312,917          9,128,748
        Total Return Portfolio                                         2,439                 21
        Quasar Portfolio                                           9,870,359          9,753,129
        U.S. Government/High Grade Securities Portfolio                  976                  8
        Utility Income Portfolio                                         976                  8
Dreyfus Fund:
        Small Company Portfolio                                      277,608            163,341
        Stock Index Fund                                           1,719,925            387,790
        Zero Coupon 2000 Portfolio                                     7,868              5,215
Fidelity Trust:
        Asset Manager Portfolio                                      637,629            260,827
        Contrafund Portfolio                                         295,002             38,838
        Growth Portfolio                                           1,684,130            336,475
        High Income Portfolio                                        366,333            353,460
        Investment Grade Bond Portfolio                              252,481            126,121
        Money Market Portfolio                                     3,777,754          2,255,231
        Overseas Portfolio                                           240,411            252,471
Van Eck Trust:
        Worldwide Emerging Markets Fund                               31,817              4,692
        Worldwide Hard Assets Fund                                    34,521             13,551
        Worldwide Balanced Fund                                       43,581            115,939
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                  43,881             17,022
        Tomorrow Medium Term Portfolio                                 1,311              1,067
        Tomorrow Short Term Portfolio                                  4,968                873

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)


5. Net Increase (Decrease) in Accumulation Units


For the year ended December 31, 1999, transactions in accumulation units of the account were as follows:



                                                        AIM                              AIM                          Alliance
                                                      Capital                       International                   Conservative
                                                     Appreciation                      Equity                        Investors
                                               1        Fund             1              Fund              3          Portfolio

                                                 -------------------            ----------------------           -------------------
Units Purchased                                           11,820.14                         15,051.27                        735.54
Units Withdrawn                                           (4,004.68)                        (4,365.68)                      (309.69)
Units Transferred Between Funds                            3,934.12                         13,591.17                        (70.70)
Units Transferred From (To) AIG Life                           4.63                              0.00                          0.00

                                                 -------------------            ----------------------           -------------------
Net Increase (Decrease)                                   11,754.21                         24,276.76                        355.15
Units, at Beginning of the Year                           17,648.32                         21,138.24                      2,405.91

                                                 -------------------            ----------------------           -------------------
Units, at End of the Year                                 29,402.53                         45,415.00                      2,761.06

                                                 ===================            ======================           ===================

Unit Value at December 31, 1999                  $            16.30           $                 17.78          $              14.27

                                                 ===================            ======================           ===================


                                                                                       Alliance
                                                        Alliance                       Global
                                                         Global                        Dollar                         Alliance
                                                          Bond                       Government                        Growth
                                                 1     Portfolio              2       Portfolio                3     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                                575.04                            0.00                     39,776.31
Units Withdrawn                                               (159.18)                          (6.60)                   (19,671.92)
Units Transferred Between Funds                                327.26                            0.00                      6,129.06
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                        743.12                           (6.60)                    26,233.45
Units, at Beginning of the Year                                766.18                           29.13                    126,178.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                    1,509.30                           22.53                    152,411.45

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              10.38         $                  9.55          $              29.86

                                                   ===================          ======================           ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        Alliance
                                                         Growth                       Alliance
                                                           &                           Growth                         Alliance
                                                         Income                       Investors                    International
                                                 3     Portfolio              3       Portfolio                2     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                             30,461.06                        2,631.85                          0.00
Units Withdrawn                                            (13,838.55)                      (1,720.71)                      (209.31)
Units Transferred Between Funds                            (24,624.69)                         (47.78)                       209.31
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                     (8,002.18)                         863.36                          0.00
Units, at Beginning of the Year                            122,262.66                       11,986.03                          0.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                  114,260.48                       12,849.39                          0.00

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              22.67         $                 18.81          $              15.37

                                                   ===================          ======================           ===================




                                                        Alliance                        Alliance                    Alliance
                                                         Money                           Premier                    Premier
                                                         Market                          Growth                      Growth
                                                 2     Portfolio                1       Portfolio            2     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                             28,076.48                         13,246.88                    219.15
Units Withdrawn                                             (2,456.46)                        (4,175.01)                   (59.22)
Units Transferred Between Funds                            (24,733.45)                        13,952.49                    305.94
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        886.57                         23,024.36                    465.87
Units, at Beginning of the Year                              1,941.33                          9,710.77                    369.56

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    2,827.90                         32,735.13                    835.43

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.95           $                 19.75      $              20.26

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Alliance
                                                        Alliance                          Total                       Alliance
                                                       Technology                        Return                        Quasar
                                                 3     Portfolio                2       Portfolio              1     Portfolio

                                                   -------------------            ----------------------         -------------------
Units Purchased                                             28,350.64                              0.00                   13,753.83
Units Withdrawn                                            (10,962.54)                           (17.38)                  (5,066.89)
Units Transferred Between Funds                             80,037.83                              0.00                    1,179.61
Units Transferred From (To) AIG Life                             0.00                              0.00                        0.00

                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     97,425.93                            (17.38)                   9,866.55
Units, at Beginning of the Year                             46,047.66                            207.79                   28,150.24

                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                  143,473.59                            190.41                   38,016.79

                                                   ===================            ======================         ===================

Unit Value at December 31, 1999                  $              30.56           $                 12.86        $              13.15

                                                   ===================            ======================         ===================


                                                                                        Alliance
                                                                                          U.S.
                                                                                       Government/
                                                                                          High                       Alliance
                                                        Alliance                          Grade                      Utility
                                                         Quasar                        Securities                     Income
                                                 2     Portfolio                2       Portfolio             2     Portfolio
                                                   -------------------            ----------------------         -------------------
Units Purchased                                             55,757.99                              0.00                       0.00
Units Withdrawn                                               (561.44)                            (7.28)                     (5.90)
Units Transferred Between Funds                             19,980.30                              0.00                       0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00
                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     75,176.85                             (7.28)                     (5.90)
Units, at Beginning of the Year                                523.73                             87.06                      70.48
                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                   75,700.58                             79.78                      64.58

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              10.61           $                 10.75       $              17.12

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Anchor
                                                                                       Government
                                                         Anchor                             &
                                                        Capital                          Quality                      Anchor
                                                      Appreciation                        Bond                        Growth
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              3,087.57                            535.06                   3,649.48
Units Withdrawn                                               (317.29)                          (140.82)                    (63.16)
Units Transferred Between Funds                              2,983.66                         11,532.73                    (954.91)
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                      5,753.94                         11,926.97                   2,631.41
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                    5,753.94                         11,926.97                   2,631.41

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                     $           14.39              $              10.08          $           11.70

                                                   ===================            ======================        ===================




                                                                                          Dreyfus
                                                          Anchor                           Small                     Dreyfus
                                                         Natural                          Company                     Stock
                                                        Resources                          Stock                      Index
                                                  4     Portfolio                1       Portfolio            1        Fund

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 725.94                          9,227.64                 63,725.74
Units Withdrawn                                                 (27.11)                        (4,839.00)               (26,081.49)
Units Transferred Between Funds                                 384.56                          7,091.34                 31,946.11
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       1,083.39                         11,479.98                 69,590.36
Units, at Beginning of the Year                                   0.00                         25,681.64                122,837.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,083.39                         37,161.62                192,428.00

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.10           $                 10.59      $              26.42

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                         Dreyfus
                                                           Zero                          Fidelity
                                                          Coupon                           Asset                     Fidelity
                                                           2000                           Manager                   Contrafund
                                                  1     Portfolio                1       Portfolio            1     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 597.22                         20,837.92                 23,741.45
Units Withdrawn                                                (199.21)                        (6,305.74)                (5,987.55)
Units Transferred Between Funds                                (118.80)                         3,327.67                 25,139.94
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                         279.21                         17,859.85                 42,893.84
Units, at Beginning of the Year                               1,158.47                         46,661.29                 22,912.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,437.68                         64,521.14                 65,806.48

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.93           $                 18.73      $              15.95

                                                    ===================            ======================       ===================



                                                                                                                     Fidelity
                                                                                        Fidelity                    Investment
                                                        Fidelity                          High                        Grade
                                                         Growth                          Income                        Bond
                                                 1     Portfolio                1       Portfolio             1     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             62,187.99                          7,127.52                   8,032.99
Units Withdrawn                                            (31,295.73)                        (4,628.72)                 (7,463.52)
Units Transferred Between Funds                             34,441.26                         12,402.97                  23,182.68
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     65,333.52                         14,901.77                  23,752.15
Units, at Beginning of the Year                            145,023.28                         20,823.30                  16,922.34

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  210,356.80                         35,725.07                  40,674.49

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              28.63           $                 13.55       $              12.10

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                        Fidelity                                                    SunAmerica
                                                         Money                          Fidelity                     Alliance
                                                         Market                         Overseas                      Growth
                                                 1     Portfolio                1       Portfolio             3     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                            296,852.47                         10,267.86                  18,144.56
Units Withdrawn                                            (54,093.36)                        (4,680.67)                 (1,330.02)
Units Transferred Between Funds                           (322,250.00)                         1,268.85                  46,463.38
Units Transferred From (To) AIG Life                       (10,676.10)                             0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                    (90,166.99)                         6,856.04                  63,277.92
Units, at Beginning of the Year                            234,124.50                         27,306.95                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  143,957.51                         34,162.99                  63,277.92

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              12.24           $                 19.68       $              12.16

                                                   ===================            ======================        ===================



                                                        SunAmerica                      SunAmerica                  SunAmerica
                                                        Aggressive                         Asset                       Cash
                                                          Growth                        Allocation                  Management
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               4,657.50                          3,037.65                377,272.01
Units Withdrawn                                                (795.85)                          (419.16)               (19,378.82)
Units Transferred Between Funds                               5,268.91                             80.70               (176,841.62)
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       9,130.56                          2,699.19                181,051.57
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     9,130.56                          2,699.19                181,051.57

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              15.98           $                 10.50      $              10.21

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                                                      SunAmerica
                                                                                         "Dogs"
                                                       SunAmerica                          of                      SunAmerica
                                                       Corporate                          Wall                      Emerging
                                                          Bond                           Street                     Markets
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                                724.19                          1,668.19                    872.79
Units Withdrawn                                                (12.96)                          (142.27)                  (248.45)
Units Transferred Between Funds                                 15.91                          2,212.54                  2,399.71
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        727.14                          3,738.46                  3,024.05
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                      727.14                          3,738.46                  3,024.05

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.04           $                  8.89      $              13.17

                                                   ===================            ======================       ===================



                                                       SunAmerica                      SunAmerica                   SunAmerica
                                                       Federated                         Global                       Global
                                                         Value                            Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              1,006.86                            276.98                   1,535.29
Units Withdrawn                                               (129.17)                            (2.51)                   (117.79)
Units Transferred Between Funds                             15,996.89                             44.15                   1,647.90
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     16,874.58                            318.62                   3,065.40
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   16,874.58                            318.62                   3,065.40

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $               9.66           $                 10.02       $              12.37

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                                                    SunAmerica
                                                                                       SunAmerica                 International
                                                       SunAmerica                      High-Yield                  Diversified
                                                     Growth-Income                        Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             14,384.17                          1,529.97                   3,783.70
Units Withdrawn                                             (2,071.27)                           (88.19)                   (769.37)
Units Transferred Between Funds                                201.87                          7,829.61                  10,963.49
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     12,514.77                          9,271.39                  13,977.82
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   12,514.77                          9,271.39                  13,977.82

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.69           $                 10.11       $              12.02

                                                   ===================            ======================        ===================



                                                       SunAmerica                      SunAmerica
                                                     International                         MFS                     SunAmerica
                                                         Growth                          Growth                       MFS
                                                           &                                &                       Mid-Cap
                                                         Income                          Income                      Growth
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              2,525.66                          5,651.50                  2,679.50
Units Withdrawn                                               (179.23)                          (212.55)                  (479.49)
Units Transferred Between Funds                              8,689.76                          2,300.44                  4,150.47
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                     11,036.19                          7,739.39                  6,350.48
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                   11,036.19                          7,739.39                  6,350.48

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.96           $                 10.35      $              14.86

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        SunAmerica
                                                           MFS                          SunAmerica                 SunAmerica
                                                          Total                           Putnam                      Real
                                                          Return                          Growth                     Estate
                                                  4     Portfolio                4       Portfolio           4     Portfolio

                                                    -------------------            ----------------------      -------------------
Units Purchased                                               2,758.75                          5,169.67                   535.79
Units Withdrawn                                                (133.20)                          (398.54)                   (9.36)
Units Transferred Between Funds                               1,555.02                          6,397.61                    14.33
Units Transferred From (To) AIG Life                              0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Net Increase (Decrease)                                       4,180.57                         11,168.74                   540.76
Units, at Beginning of the Year                                   0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Units, at End of the Year                                     4,180.57                         11,168.74                   540.76

                                                    ===================            ======================      ===================

Unit Value at December 31, 1999                   $               9.93           $                 12.44     $               9.00

                                                    ===================            ======================      ===================




                                                        SunAmerica                                                  SunAmerica
                                                        SunAmerica                      SunAmerica                   Venture
                                                         Balanced                         Utility                     Value
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               2,025.43                            940.53                  2,388.04
Units Withdrawn                                                (314.84)                           (30.75)                  (354.26)
Units Transferred Between Funds                               6,861.07                            182.90                 14,867.32
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       8,571.66                          1,092.68                 16,901.10
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     8,571.66                          1,092.68                 16,901.10

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.55           $                  9.91      $              15.57

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                       SunAmerica                        Van Eck                     Van Eck
                                                       Worldwide                        Worldwide                   Worldwide
                                                          High                          Emerging                       Hard
                                                         Income                          Markets                      Assets
                                                 4     Portfolio                1         Fund                1        Fund

                                                   -------------------            ----------------------        -------------------
Units Purchased                                                  0.00                          4,269.29                   2,973.26
Units Withdrawn                                                 (5.36)                          (915.31)                 (1,397.63)
Units Transferred Between Funds                                 58.37                          1,585.65                   1,670.14
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                         53.01                          4,939.63                   3,245.77
Units, at Beginning of the Year                                  0.00                          4,869.09                   4,444.97

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                       53.01                          9,808.72                   7,690.74

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.03           $                 12.04       $               9.32

                                                   ===================            ======================        ===================



                                                          WP&G                            WP&G                        WP&G
                                                        Tomorrow                        Tomorrow                    Tomorrow
                                                          Long                           Medium                      Short
                                                          Term                            Term                        Term
                                                 1     Portfolio                1       Portfolio            1     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              1,256.59                             39.61                    170.66
Units Withdrawn                                               (684.64)                           (49.77)                   (71.65)
Units Transferred Between Funds                                184.88                              0.00                      0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        756.83                            (10.16)                    99.01
Units, at Beginning of the Year                              3,957.97                            341.05                    497.25

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    4,714.80                            330.89                    596.26

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              16.24           $                 14.63      $              13.73

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                   APPENDIX A

Minimum Premiums

The following table shows for Insureds of varying ages, the current minimum initial Premium for a Policy with the Face Amount indicated. This table assumes that the insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base policy.

Issue               Policy          Minimum           Minimum  Planned Periodic Premium
Age of    Sex of    Face            Initial              By Premium Payment Mode
Insured   Insured   Amount          Premium    Annual         Semiannual        Quarterly        Monthly

  25       Male     $75,000          $102.08    $612.50         $306.25          $153.13           $51.04
  30      Female    $100,000         $107.33    $644.00         $322.00          $161.00           $53.67
  35        Male    $250,000         $175.42    $1,052.50       $526.25          $263.13           $87.71
  40      Female    $300,000         $227.83    $1,367.00       $683.50          $341.75           $113.92
  45        Male    $500,000         $476.67    $2,860.00       $1,430.00        $715.00           $238.33
  50      Female    $350,000         $427.50    $2,565.00       $1,282.50        $641.25           $213.75
  55        Male    $300,000         $686.33    $4,118.00       $2,059.00        $1,029.50         $343.17
  60      Female    $250,000         $620.83    $3,725.00       $1,862.50        $931.25           $310.42
  65        Male    $200,000         $1,185.67 $7,114.00        $3,557.00        $1,778.50         $592.83
  70      Female    $100,000         $670.50    $4,023.00       $2,011.50        $1,005.75         $335.25
  75        Male    $75,000          $1,210.71 $7,264.25        $3,632.13        $1,816.06         $605.35


                                   APPENDIX B

Surrender Charge Premium

The surrender charge premium is an amount used to determine the sales charge deducted on surrender of the policy. The surrender charge premium is calculated for each Policy based on the issue age, sex, and smoker status of the Insured and the Face Amount of the Policy.

The following table shows for Insureds of varying ages, the surrender charge premium for a policy with the Face Amount indicated. This table assumes that the Insured will be placed in a nonsmoker class.

   Issue                            Policy                    Surrender
   Age of         Sex of            Face                      Charge
   Insured        Insured           Amount                    Premium

     25           Male              $75,000                   $483.75
     30           Female            $100,000                  $690.00
     35           Male              $250,000                  $2,562.50
     40           Female            $300,000                  $3,327.00
     45           Male              $500,000                  $8,530.00
     50           Female            $350,000                  $6,373.50
     55           Male              $300,000                  $8,880.00
     60           Female            $250,000                  $7,800.00
     65           Male              $200,000                  $10,762.00
     70           Female            $100,000                  $5,781.00
     75           Male              $75,000                   $7,689.75

                                   APPENDIX C

                          AVERAGE ANNUAL TOTAL RETURNS

                             As of December 31, 1999

  Portfolio                    Inception Date       YTD        1 Year     3 Years      5 Years      10 Years      Since
                                                                         Annualized   Annualized   Annualized   Inception
                                                                                                                Annualized

  AIM
    Capital Appreciation         05/05/1993        43.32%      43.32%      24.04%       24.43%        N/A          21.11%
    International Equity         05/07/1993        53.66%      53.66%      23.11%       20.75%        N/A          17.63%

  ALLIANCE

    Global Bond                  07/15/1991        -6.96%      -6.96%      -1.79%       2.16%         N/A           0.68%
    Growth                       09/15/1994        33.27%      33.27%      29.88%       30.14%        N/A          29.47%
    Growth & Income              01/14/1991        10.37%      10.37%      19.06%       22.78%        N/A          14.44%
    Premier Growth               06/26/1992        31.13%      31.13%      35.43%       25.34%        N/A          19.25%
    Quasar                       08/14/1996        16.03%      16.03%       8.88%        N/A          N/A           9.73%
    Technology                   01/11/1996        74.14%      74.14%      43.95%        N/A          N/A          34.69%

  DREYFUS

    Stock Index                  09/29/1989        19.52%      19.52%      26.02%       26.42%      16.41%         16.19%
    Zero Coupon 2000             08/31/1990        1.81%        1.81%       4.73%       6.22%         N/A           7.76%
    Small Company Stock          04/30/1996        9.61%        9.61%       7.22%        N/A          N/A           8.13%

  FIDELITY

    Asset Manager                09/06/1989        10.10%      10.10%      14.50%       14.58%      12.12%         11.79%
    Contrafund                   01/03/1995        23.14%      23.14%      23.28%       25.27%        N/A          25.27%
    Growth                       10/09/1986        36.21%      36.21%      32.08%       28.54%      18.84%         17.70%
    Investment Grade Bond        12/05/1988        -1.94%      -1.94%       4.57%       6.33%        6.22%          6.50%
    High Income                  09/19/1985        7.19%        7.19%       5.82%       9.84%       11.39%          9.88%
    Money Market                 04/01/1982        4.23%        4.23%       4.43%       4.43%        4.29%          5.73%

  VAN ECK

    Emerging Markets             12/27/1995        98.49%      98.49%       4.22%        N/A          N/A           8.95%
    Worldwide Hard Assets        09/01/1989        19.92%      19.92%      -7.19%       0.39%        2.04%          2.77%


This portfolio performance information is for illustrative purposes only and is not intended to indicate or predict future performance.

The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized and the Policy's mortality and expense risk charge, except for this latter charge, the performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

                                  [Back cover]

The  Securities  and  Exchange   Commission   maintains  an  Internet  Web  site
(http://www.sec.gov.) That contains additional information about AIG Life Insurance Company, the Policy and the Separate Account which may be of interest to you. The Web site also contains additional information about the Policy's variable investment options.

                                                      AIG Life Insurance Company
                                                             Variable Account II
                                                                 One Alico Plaza
                                                                 600 King Street
                                                      Wilmington, Delaware 19801
                                                                  1-800-340-2765


              Flexible Premium Variable Universal Life Policy

AIG Life Insurance Company is offering life insurance coverage under the policy described in this prospectus. The policy is an individual flexible premium variable universal life policy. The policy allows you, as the owner, within limits, to:

o Select the Face Amount of life insurance. You may within limits change your initial selection as your insurance needs change.

o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

o Allocate premium payments and your Policy Account Value among the variable investment options and the Guaranteed Account.

o Receive payments from your policy while the Insured is alive through loans, partial surrenders or a full surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                  May 1, 2000

Investment Options

Variable Investment Options

The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of a specific portfolio of the Alliance Variable Products Series Fund, Inc. The portfolios of the fund which are available under the policy are named below. The prospectus for the fund contains information about each portfolio. You should read these prospectus carefully.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

o        Conservative Investors Portfolio
o        Global Bond Portfolio
o        Global Dollar Government Portfolio
o        Growth Portfolio
o        Growth and Income Portfolio
o        Growth Investors Portfolio
o        High-Yield Portfolio
o        Money Market Portfolio
o        North American Government Portfolio
o        International Portfolio
o        Premier Growth Portfolio
o        Quasar Portfolio
o        Real Estate Investors Portfolio
o        Short-Term Multi-Market Portfolio
o        Technology Portfolio
o        Total Return Portfolio
o        U.S. Government High Grade Portfolio
o        Utility Income Portfolio
o        Worldwide Privatization Portfolio


Guaranteed  Investment Option

The Guaranteed Account is part of our general account. We will credit interest equal to at least 4% per year, compounded annually on that portion of policy Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Policy Account Value allocated to the Variable Account.

                                Table of Contents

Special Terms

Summary of the Policy
         Overview
         Applying for a Policy
         Premium Payments
         Policy Account Value
         Death Benefit
         Cash Benefits During the Life of the Insured
         Expenses of the Policy
         Federal Tax Considerations

Purchasing a Policy
         Applying for a Policy
         Your Right to Cancel the Policy
         Premiums
                  Restrictions on Premiums
                  Minimum Initial Premium
                  Planned Periodic Premiums
                  Additional Premiums
                  Effect of Premium Payments
                  Grace Period
                  Premium Allocations
                  Crediting Premiums

The Investment Options

Investing Your Policy Account Value
         Determining the Policy Account Value
         Transfers
         Dollar Cost Averaging

Death Benefit

Cash Benefits During the Insured's Life

Payment Options for Benefits

Expenses of the Policy

Supplemental  Benefits and Riders

Other Policy Provisions

Performance Information

Federal Income Tax Considerations

Distribution of the Policy

About Us and the Accounts

Our Directors and Executive Officers

Other Information

Financial Statements

Appendices

                                  Special Terms


We have capitalized some special terms we use in this document. We have defined these terms here.

Accounts.   The Separate Account and the Guaranteed Account

Administrative Office.   One Alico Plaza, P.O. Box 8718, Wilmington, DE 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of full years since the Policy Date.

Beneficiary. The person(s) entitled to the death benefit under the policy if the Insured dies while coverage under the policy is in force.

Cash Surrender Value. The Policy Account Value less any surrender charge that would be assessed if the policy were surrendered.

Code.  The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and from which the amount payable to a beneficiary will be determined.

Grace Period. The period of time that the policy continues to be in force while the Net Cash Surrender Value is less than the total monthly deductions then due. It begins on a Monthly Anniversary when the Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Separate Account and any of our other separate accounts.

Insured. A person whose life is covered under the policy. At the time of application, the Insured must be 75 years of age or younger.

Issue Date. The date the policy is actually issued and from which we measure contestability periods. It may be later than the Policy Date.

Loan Account. The portion of the Policy Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the monthly anniversary is the 29th, 30th or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value.   The Cash Surrender Value less any outstanding Loans.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Owner. The person who purchased the policy as shown in the application, unless later changed.

Policy Account Value. The total amount in the Accounts credited to your policy.

Policy Date. The date as of which we have received the initial premium and an application in good order. Coverage begins on the Policy Date which is also the date used to determine all anniversary dates.

Policy Year.  Each period of twelve months commencing with the Policy Date.

Separate Account.   Variable Account II, a separate investment account of ours.

Valuation Date.   Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 P.M., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

                              Summary of the Policy


Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

Overview

The policy is a flexible premium variable universal life policy. Like traditional life insurance, the policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial surrenders or a full surrender. Unlike traditional life insurance, you may choose how to invest your policy Account Value.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the policy. These riders will provide you with the flexibility to design an insurance product that meets your specific needs.

If you select any variable investment options, your policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

Applying for a Policy

When you apply for a policy, you must select the Face Amount. The Face Amount is the initial amount of life insurance coverage on the Insured. It must be at least $50,000 when you apply.

 Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application.

o 10 days after you receive the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

Premium Payments

Before your policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking. A table is provided in Appendix A.

When you apply for a policy you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments.

During the term of the policy, you may pay premiums at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Policy Account Value

We will measure your benefits under the policy by your Policy Account Value. Your Policy Account Value will reflect:

o    the premiums you pay;

o    the returns earned by the subaccounts you select;

o    the interest earned on the amount allocated to the Guaranteed Account;

o    any loans or partial surrenders; and

o    the policy charges and expenses we deduct.

Death Benefit

When you apply for a policy, you must select:

o    The Face Amount.

o The death benefit option, which determines the manner in which we calculate the death benefit for your policy.

You may select from two death benefit options. They are:

o Option I: Level Death Benefit Option. The basic death benefit will be the greater of:

1.   The Face Amount; or

2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

o Option II: Increasing Death Benefit Option. The basic death benefit will be the greater of:

1.   The Face Amount plus the Policy Account Value; or

2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Within limits, you may change the death benefit option and, after the first Policy Year, may change the Face Amount.


Cash Benefits During the Life of the Insured

During the life of the Insured, your policy has cash benefits that you can access within limits through loans, partial surrenders or a full surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

o Partial Surrender -- You may withdraw part of your Policy Account Value after the first Policy Year. We may deduct an administrative charge. If you make a partial surrender during the surrender charge period, we will deduct a surrender charge. A partial surrender may result in a decrease in the Face Amount of your policy depending upon your death benefit option.

o Full Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses of the Policy

We deduct expenses related to your policy. These deductions are made:

o    from premium,  your Policy Account Value and the assets of the subaccounts;
     and

o    upon certain transactions.

Deduction From Premium -- we will deduct 5% from your premium payments plus a state specific percent of premium equal to the state and local premium tax rate applicable to the policy. These deductions are for state premium taxes, federal taxes, sales and other acquisition related expenses.

Monthly Deductions From Policy Account Value -- we will deduct on each Monthly Anniversary charges for:

o         The administration of your policy.

o         The cost of insurance for your policy.

o         The costs associated with acquiring  and underwriting your policy.

o         The cost of any supplemental benefits or riders.

The monthly deduction is deducted from your Accounts on a pro rata basis in the same proportion as you have Policy Account Value in each Account.

Deductions from Subaccount Net Assets -- we will deduct a daily charge for the mortality and expense risks we assume at an annual rate not to exceed 0.90% of your Policy Account Value in the subaccounts.

Deductions Upon Certain Policy Transactions -- If you make a policy transaction, a charge may apply. They are:

o Transfer Charge -- You may make twelve transfers from your subaccounts each Policy Year free of charge. Thereafter, we will deduct a fee of $25 per transfer from the transferred amount.

o Administrative Charge for Partial Surrenders - We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

o Surrender Charge - A surrender charge for partial surrenders is equal to a pro rata portion of the surrender charge that would apply to a full surrender. This applies during the first 14 Policy Years and for the first 14 Policy Years immediately following an increase in Face Amount. If you request a full surrender during the first 14 Policy Years, we may deduct a surrender charge based on the initial Face Amount. If you request a surrender within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

o Surrender Charge for Face Amount Decreases -- We may also deduct a surrender charge from the Policy Account Value upon a decrease in Face Amount. If you request a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If you request a decrease within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount.

In addition, you will indirectly bear the costs of the investment management fees and expenses paid from the assets of the portfolios you select.

The following tables are designed to help you understand the various fees and expenses that you will bear directly or indirectly. The first table shows the policy charges and deductions you will bear directly under the policy. The second table shows the fees and expenses of the portfolios that you will bear indirectly when you purchase a policy.




                          Policy Charges and Deductions

Transaction Charges

     Sales and DAC Tax Charge 5% of each premium payment

     Premium Tax Charge(1) 0.50% to 5% of each premium payment

     Transfer Charge $25 for each transfer in excess of 12 each Policy Year

     Surrender Charge During the first 14 Policy Years and the first years immediately following an increase in Face Amount, there will be a surrender charge of up to 25% of the first year premium paid up to a surrender charge premium plus 4% of the first year premium paid in excess of the surrender charge premium. (3)

     Partial Surrender Administrative $25 per partial surrender - In certain states the charge may Charge the lesser of $25 or 2% of the amount surrendered.


Account Value Charges (deducted monthly)

     Cost of Insurance Charge(2)

   Current                               Guaranteed

Ranges from 0.04083 per             Ranges from 0.05667 per
$1,000 of net amount at risk        $1,000 of net amount at risk
to 58.95273 per $1,000 of net       to 90.90909 per $1,000 of net
amount at risk(4)                   amount at risk(4)

Monthly Expense Charge                               Current          Guaranteed

If the Face Amount is between $50,000 and $199,000   $  7.50           $15.00
If the Face Amount is between $200,000 and $499,000  $  5.00           $10.00
If the Face Amount is between $500,000 and greater   $  4.00           $10.00
First Year Additional Charge                         $ 20.00           $25.00


     First Year Administrative Charge Up to $25 per month during the first Policy Year and for 12 months following an increase in Face Amount

     Annual Separate Account Charges (deducted daily and shown as an annualized percentage of average net assets)

         Mortality and Expense Risk Charge    Current                           Guaranteed

                                              0.90% (policy years 1-10)            0.90%
                                              0.50% (policy years 11+)

(1) We deduct a premium tax charge equal to the actual state tax rate from each premium payment. State and local premium tax rates range from 0.50% to 5%.

(2) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. The net amount at risk is the difference between the death benefit divided by 1.0032737 and the current Policy Account Value. (See "Expenses of the Policy - Cost of Insurance Charge.")

(3) A policy's surrender charge premium is based on the issue age, sex and smoker status of the Insured and the Face Amount. For a 45 year old non-smoking male purchasing $500,000 Face Amount the surrender charge premium would be $8,530.00. For a 65 year old non-smoking male purchasing $200,000 Face Amount, the surrender charge premium would be $10,762.00. The lowest and highest maximum surrender charge will range from $5.60 to $34.42 per $1,000 of Face Amount. (See Appendix B for additional examples of surrender charge premiums.)

(4) Current and guaranteed cost of insurance charges are based on the issue age (or Attained Age in the case of increase in Face Amount), sex, rate class of the Insured, and Policy Year.

                            ANNUAL PORTFOLIO EXPENSES

                          Before Waivers/Reimbursement

                             As of December 31, 1999

The purpose of this table is to assist the Owner in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 1999, except as indicated below. Expenses of the portfolios of the Funds are not fixed or specified under the terms of the Policy. Actual expenses may vary.

                                                             Management         Other             Total
                                                             Fees             Expenses(1)        Expenses

Alliance Variable Products Series Fund(2)
Conservative Investors Portfolio                                    0.75%          0.43%            1.18%
Global Bond Portfolio                                               0.65%          0.39%            1.04%
Global Dollar Government Portfolio                                  0.75%          1.54%            2.29%
Growth Portfolio                                                    0.75%          0.09%            0.84%
Growth Investors Portfolio                                          0.75%          0.72%            1.47%
Growth and Income Portfolio                                         0.63%          0.08%            0.71%
High-Yield Portfolio                                                0.75%          0.65%            1.40%
International Portfolio                                             1.00%          0.36%            1.36%
Money Market Portfolio                                              0.50%          0.14%            0.64%
North American Government Income Portfolio                          0.65%          0.55%            1.20%
Premier Growth Portfolio                                            1.00%          0.05%            1.05%
Quasar Portfolio                                                    1.00%          0.19%            1.19%
Real Estate Investment Portfolio                                    0.90%          0.82%            1.72%
Short-Term Multi Market Portfolio                                   0.55%          2.10%            2.65%
Technology Portfolio                                                1.00%          0.12%            1.12%
Total Return Portfolio                                              0.63%          0.23%            0.86%
U.S. Government/High Grade Securities Portfolio                     0.60%          0.26%            0.86%
Utility Income Portfolio                                            0.75%          0.39%            1.14%
Worldwide Privatization Portfolio                                   1.00%          0.46%            1.46%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Funds.

(2) Expenses for the following portfolios after waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 1999, were as follows:

                                                                Management       Other              Total
                                                                   Fees         Expenses         Expenses

Alliance Variable Products Series Fund(2)
Conservative Investors Portfolio                                    0.70%          0.25%            0.95%
Global Bond Portfolio                                               0.65%          0.25%            0.90%
Global Dollar Government Portfolio                                  0.12%          0.83%            0.95%
Growth Investors Portfolio                                          0.55%          0.40%            0.95%
High-Yield Portfolio                                                0.60%          0.35%            0.95%
International Portfolio                                             0.69%          0.26%            0.95%
Money Market Portfolio                                              0.50%          0.14%            0.64%
North American Government Income Portfolio                          0.61%          0.34%            0.95%
Quasar Portfolio                                                    0.81%          0.14%            0.95%
Real Estate Investment Portfolio                                    0.49%          0.46%            0.95%
Short-Term Multi Market Portfolio                                   0.55%          0.40%            0.95%
Technology Portfolio                                                0.71%          0.24%            0.95%
Utility Income Portfolio                                            0.72%          0.23%            0.95%
Worldwide Privatization Portfolio                                   0.63%          0.32%            0.95%



Federal Tax Considerations

 Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the death benefit will not be taxable income to the Beneficiary. You will not be taxed as your Policy Account Value increases. Upon a distribution from your policy, however, you may be taxed on any increase in Policy Account Value.


                               Purchasing a Policy


Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option and supplemental benefit riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

You may apply for a policy to cover a person who is younger than age 76. A newborn may be an Insured. The minimum Face Amount is $50,000.

We require a minimum initial premium before we will issue the policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

Your policy will become effective after:

o         We accept your application.

o         We receive an initial premium payment in an amount we determine.

o         We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application; or

o 10 days after you received the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

This is your "period to examine and cancel."

Your right to cancel also applies to the amount of any increase in Face Amount.

You may cancel the policy by returning it to our Administrative Office or to your agent within the applicable time with a written request for cancellation. We will refund you the premium paid on the policy. Thus, the amount we return will not reflect the returns of the subaccounts you selected in your application.

Premiums

The policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Office.

Restrictions on Premiums.   We may not accept any premium payment:

o    If it is less than $50.

o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex and rating class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking.

Planned Periodic Premium. When you apply for a policy, you select a plan for paying level premiums at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely. At any time you can change the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premiums. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code. Depending on the Policy Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premiums, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

o of any combination of the following -- you have outstanding loans, you have taken partial surrenders, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

o    A Grace Period of 61 days has begun.

o The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

If the Insured dies during the Grace Period, we will still pay the death benefit to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your policy lapses with an outstanding loan you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premiums to be allocated to each subaccount or to the Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. On the first business day after the period expires, we will reallocate your Policy Account Value based on the premium allocation percentages in your application.

For  all  subsequent  premiums,  we  will  use the  allocation  percentages  you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Office. The change will apply to all Premiums received with or after your notice.

Allocation  Rules.   Your  allocation   instructions  must  meet  the  following
requirements:

o    Each allocation percentage must be a whole number; and

o Any allocation to a subaccount must be at least 5%; and the sum of your allocations must equal 100%.

Crediting Premiums. Your initial Net Premium will be credited to your Policy Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we will allocate this amount to the Money Market Subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the policy, we will allocate it in accordance with your allocation percentages.

                             The Investment Options


You may allocate your Policy Account Value to:

o        the Subaccounts which invest in the variable investment options; or

o        the Guaranteed Account.


Variable Investment Options

Under the Policy, you may currently allocate your Policy Account Value into any of the available Subaccounts. Each Subaccount invests in a distinct portfolio of the Alliance Variable Products Series Fund. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

Alliance Variable Products Series Fund, Inc.

Conservative Investors Portfolio - seeks to achieve a high total return without, in the view of Alliance, undue risk to principal.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio - seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio - seeks to provide long term growth of capital. Current income is incidental to the Portfolio's objective.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

Growth Investors Portfolio - seeks to achieve the highest total return consistent with what Alliance considers to be reasonable risk.

High-Yield Portfolio - seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

Money Market Portfolio - seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

North American Government Income Portfolio - seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the United States, Canada and Mexico, their political subdivisions (including Canadian provinces, but excluding the states of the United States), agencies, instrumentalities or authorities.

International Portfolio - seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Real Estate Investment Portfolio - seeks total return from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Short-Term Multi Market Portfolio - seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.

Technology Portfolio - seeks growth of capital. Current income is incidental to the Portfolio's objective.

Total Return Portfolio - seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio - seeks high current income consistent with preservation of capital.

Utility Income Portfolio - seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

Worldwide Privatization Portfolio - seeks long-term capital appreciation.


Guaranteed Investment Option

Under the policy, you may currently allocate your Policy Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Policy Account Value to the Loan Account which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Policy Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Loan Account portion of your Policy Account Value may earn a different interest rate than the remaining portion of your Policy Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

The Loan Account will only increase or decrease in value when policy loans are taken or repayments are made. If an amount is transferred from the Loan Account to the remaining portion of the guaranteed Policy Account Value, it will be treated as a new allocation to the Guaranteed Account and will be credited with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.


                       Investing Your Policy Account Value


The policy allows you to choose how to invest your Policy Account Value. Your Policy Account Value will increase or decrease based on:

o         The returns earned by the Subaccounts you select.

o         Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Policy Account Value. If your Policy Account Value is insufficient, your policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the policy will be in default and a Grace Period will begin.

Determining the Policy Account Value

On the Policy Date, your Policy Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Policy Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

On each Valuation Date thereafter, your Policy Account Value is equal to:

o         Your Policy Account Value held in the subaccounts; and

o         Your Policy Account Value held in Guaranteed Account.

Your Policy Account Value will reflect:

o         the premiums you pay;

o         the returns earned by the subaccounts you select;

o         the interest credited on amounts allocated to the Guaranteed Account;

o         any loans or partial surrenders; and

o         the policy expenses we deduct.

Policy Account Value in the Subaccounts. We measure your Policy Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premiums or transfer part of your Policy Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charge, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Policy Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

o    the total of all Net Premium, allocated to the Guaranteed Account, plus

o    any amounts transferred to the Guaranteed Account, plus

o    interest   credited  on  the  amounts  allocated  and  transferred  to  the
     Guaranteed Account, less

o    the amount of any transfers from the Guaranteed Account, less

o the amount of any partial surrenders, including the partial surrender charges, taken from the Guaranteed Account, and less

o the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

o    the amount of the Loan Account.

If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Net Policy Account Value. The net Policy Account Value on a Valuation Date is the Policy Account Value less outstanding loans on that date.

Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Policy Account Value reduced by any surrender charge that would assessed if the policy were surrendered on that date.

Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your policy and is equal to:

o    the Cash Surrender Value, less

o    the outstanding loan on that date.

Transfers


You may transfer Policy Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

o    Form of transfer request - Transfer requests must be in writing;

o Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy Year is equal to 25% of your guaranteed Policy Account Value that is not in the Loan Account. Transfers may be made only during the 60-day period within 30 days before and following the end of each Policy Year. The amount transferred must be at least $250 or the Policy Account Value held in the Guaranteed Account.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions - When Proceeds Are Paid."

Number of Allowable Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. We will currently assess a $25 transfer charge, however, for each transfer in excess of 12 during a Policy Year. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy Year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy Year.

We will confirm transfer requests received by fax before processing them. You should review all confirmations to determine if there have been any unauthorized transfers.

Dollar Cost Averaging

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

Under this program we will automatically transfer monthly a portion of your Money Market Subaccount value into other subaccounts or the Guaranteed Account for a period not in excess of 24 months. We will allocate the transfers based on your current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount or to the Guaranteed Account. There is no charge for this option which can be elected at any time provided there is a minimum balance of $2000 in the Money Market Subaccount. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in a Policy Year.

Dollar Cost Averaging From a Subaccount. If you instruct us to make the transfers from the Money Market Subaccount, you may request that we transfer:

o A specified dollar amount -- we will automatically transfer this amount in accordance with your most current premium allocation instructions for a specified period until your Policy Account Value in the transferring Money Market Subaccount is depleted.

o A specified number of months-- we will automatically transfer over a specific number of months an amount equal to one divided by the number of months remaining in the period. For example, if you elect to transfer over a 12 month period, the first transfer will be 1/12 of your Money Market Subaccount value, the second transfer will be for 1/11, the third transfer will be for 1/10 and so on until the end of the requested period.

We will begin to process your automatic transfers:

o On the first monthly anniversary following the end of the period to examine and cancel if you requested the automatic transfers when you applied for your policy.

o On the second Monthly Anniversary following the receipt of your request at our Administrative Office if you elect the option after you applied for the policy.

We will stop processing automatic transfers if:

o    The funds in the Money Market Subaccount are depleted;

o We receive you written request at our Administrative Office to cancel future transfers;

o    We receive notification of death of the Insured; or

o    Your policy goes into the Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.


                                  Death Benefit

Death Benefit

During the policy term, we will pay the death benefit to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative
Office:

o    satisfactory proof of the Insured's death; and

o    the policy.

Payment of Death Benefit. We will pay the death benefit generally within seven days after we receive the information we require. We will pay the death benefit to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the death benefit may also be affected by other provisions of the policy.

We will pay interest on the death benefit from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Death Benefit. We will determine the death benefit as of the date of the Insured's death. The death benefit will equal:

o the death benefit amount determined according to the death benefit option selected; plus

o    any other benefits then due from riders to the policy; minus

o    the outstanding loan, if any, and accrued loan interest; minus

o    any overdue monthly deductions if the Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit options.

Option I - Level Death Benefit Option. The basic death benefit will be the greater of:

     (1)  the Face Amount; or

     (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Option II - Increasing Death Benefits Option. The basic death benefit will be the greater of:

     (1)  the Face Amount plus the Policy Account Value; or

     (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Changes in Death Benefit Options

You may change your death benefit option by providing your agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from Option I to Option II, we will decrease the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

If you request a change from Option II to Option I, we will increase the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the death benefit remains the same on the date the change takes effect.

Once approved, we will issue new policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

Changes in Face Amount

At any time after the first policy anniversary while the policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under of the Code.

Increases in Face Amount.  Any request for an increase:

     o    Must be for at least $10,000.

     o May not be requested in the same Policy Year as another request for an increase.

     o    May not be requested after the Insured is Attained Age 75.

A written application must be submitted to our Administration Office along with satisfactory evidence of insurability. You must return the policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Policy Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

Decreases in Face Amount.  Any request for a decrease:

     o    Must be at least $5,000.

     o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

     o During the first 5 Policy Years, the Face Amount may not be decreased by more than 10% of the initial Face Amount in any one Policy Year.

     o No decrease may be made during the first 12 months following an increase in Face Amount.

     o If the Face Amount is decreased during the first 14 Policy Years or within 14 Policy Years of an increase in Face Amount, a surrender charge may be applicable.

Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract.


                     Cash Benefits During the Insured's Life

During the life of the Insured, your policy has cash benefits which you may access within limits by taking loans, partial surrenders or a full surrender.

Policy Loans

You may request a loan against your policy at any time after the first Policy Year or after the first 12 months following an increase in Face Amount while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take.

     o Maximum Loan Amount. After First Policy Year -- The maximum loan amount is:

     o    90% of Your Net Cash Surrender Value, less

     o    Any outstanding loans

     o    Minimum Loan Amount -- $500

You must submit a written request for a loan to the Administrative Office. Loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any outstanding loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy Year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

For Policy Years 11 and later, a portion of the loanable amount may be available on a preferred loan basis. The amount available on a preferred basis is the excess, if any, of the Policy Account Value over the sum of the premiums paid. For a preferred loan, the interest rate charged and credited to the preferred portion of the loan value will be the same.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

Effect of Loan. A loan, whether or not repaid, will have a permanent effect on the death benefit and Policy Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Policy Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If the death benefit becomes payable while a loan is outstanding, the outstanding loan will be deducted in calculating the death benefit.

If the outstanding loan exceeds the Net Cash Surrender Value on any Monthly Anniversary, the policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

Outstanding Loan. The outstanding loan on a Valuation Date equals:

     o All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     o    accrued interest not yet due.

Loan Repayment. You may repay all or part of your outstanding loan at any time while the Insured is living and the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received.

Partial Surrenders

You may request a partial surrender at any time after the first policy anniversary. No more than two partial surrenders may be made during a Policy Year.

We may limit the minimum and maximum amount of partial surrenders.

o Maximum Partial Surrender Amount - 90% of your policy's Net Cash Surrender Value except that the partial surrender may not cause the Face Amount to be less than the required minimum Face Amount.

o         Minimum Partial Surrender Amount -- $500

In order to make a partial surrender, you must submit a written request to our Administrative Office. We will reduce your Policy Account Value by the partial surrender amount plus any applicable charges. When you request a partial surrender, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If the Guaranteed Account or subaccount value is insufficient to withdraw the amount requested, we will withdraw the difference from the remaining Accounts on a pro rata basis unless you have provided specific instructions to withdraw the amount from one or several Accounts.

We will process partial surrender requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial surrenders within seven days.

Expenses for Partial Surrenders. We will deduct the applicable surrender charge on a partial surrender. This charge will be deducted from your Policy Account Value along with the amount requested to be surrendered and will be considered part of the partial surrender (together, the "partial surrender amount"). Currently, we assess an administrative charge equal to the lesser of $25 of the amount surrendered. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Effect of Partial Surrender on Your Face Amount. The Face Amount of your policy will also be reduced by the partial surrender amount if you selected Option I as your death benefit.

We will reduce the Face Amount by the amount of the partial surrender in the following order:

1. The most recent increase in the Face Amount, if any, will be reduced first.

2. The next most recent increases in the Face Amount, if any, will then be successively decreased.

3. The initial Face Amount will then be decreased.

No partial surrender may be made that would reduce the Face Amount below the minimum Face Amount.

Partial surrenders from your policy may have tax consequences.

Surrendering the Policy for Net Cash Surrender Value.

You may surrender your policy at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered for one sum. It cannot later be reinstated.


                          Payment Options for Benefits


We offer a wide variety of optional ways of receiving proceeds payable under the policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of guaranteed benefit payments.


                             Expenses of the Policy

Periodically, we will deduct expenses related to your policy. We will deduct these:

     o    from premium, Policy Account Value and from subaccount assets; and

     o    upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deduction From Premium

We will deduct 5% plus a state specific percent of premium from each premium payment. This charge is intended to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a policy.

Monthly Deductions From Policy Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Policy Account Value. On the Issue Date the amount deducted is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary. We will deduct charges on each Monthly Anniversary for:

     o    The administration of your policy.

     o    The acquisition and underwriting costs of your policy.

     o    The cost of insurance for your policy.

     o    The cost of any supplemental benefits or riders.

We will take the monthly deductions from your Policy Account Value and from each subaccount on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy and the Separate Account. The policy refers to these expenses as the "monthly expense charge" and the "additional first year administrative charge."

Monthly Expense Charge. We will make a deduction from your Policy Account Value for expenses such as premium billing and collection, record keeping, processing claims, loans, policy changes, reporting and overhead costs, processing applications and establishing policy records associated with the administration of your policy. This charge will vary based on the Policy Face Amount. The chart below reflects the current and guaranteed monthly expense charges:

                                                        Current      Guaranteed
Monthly Expense Charge Per Policy                       Charge        Charge

If the Face Amount is between $50,000 and $199,999      $  7.50       $  15.00
If the Face Amount is between $200,000 and $499,999     $  5.00       $  10.00
If the Face Amount is $500,000 or greater               $  4.00       $  10.00
First Year Additional Charge                            $ 20.00       $  25.00

First Year Administrative Charge. There is an additional monthly expense charge during the first Policy Year and following an increase in Face Amount for our expenses associated with the acquisition and underwriting of your policy. We deduct a monthly charge, not to exceed $25, during the first 12 months after the Policy Date and the 12 months immediately following a Face Amount increase.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the net amount at risk under the policy described below on that Monthly Anniversary.

The net amount at risk is calculated as (a) minus (b) where:

(a) is the current death benefit at the beginning of the policy month divided by 1.0032737; and (b) is the current total Policy Account Value.

Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

o         non-smoker standard
o         smoker
o         substandard for those involving a higher mortality risk

We place the Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Policy Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Policy Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Policy Account Value will cause an automatic increase in the death benefit. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge. Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker risk class are generally lower than rates for an Insured of the same age and sex in a smoker risk class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker risk class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard risk class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premiums and benefits under the policy covering males and females of the same age will generally differ. We do, however, also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Deduction From Subaccount Assets

Mortality and Expense Risk Charge. We deduct a daily charge from your Policy Account Value in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The guaranteed and current charge is at an annual rate of 0.90% of the subaccount assets. Although, the charge may be decreased to not less than 0.50% in Policy Years 11 and later, it is guaranteed not to exceed an annual rate of 0.90% of your Policy Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated, and therefore we will pay an aggregate amount of death benefit greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against all Policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Policy Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy Year. When we impose the charge, we deduct it from the amount requested to be transferred before allocation to the new subaccount(s). We will show the transfer charge in the confirmation of the transaction.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the amount by which the Face Amount had been increased. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of
(3) times the sum of (1) and (2) where:

(1) is equal to 25% of the first year paid premium up to the surrender charge premium (see Appendix B); and

(2) is equal to 4% of the first year paid premium in excess of the surrender charge premium; and

(3) is a factor based on the Policy Year when the surrender occurs as described in the following table:

      Policy
      Year                  Factor

         1                 100%
         2                 100%
         3                 100%
         4                 100%
         5                 100%
         6                  90%
         7                  80%
         8                  70%
         9                  60%
         10                 50%
         11                 40%
         12                 30%
         13                 20%
         14                 10%
         15+                 0%

Surrender Charge Based On An Increase Or Decrease In Face Amount. If you increase the Face Amount of the policy, we will impose an additional surrender charge during the 14 Policy Years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If you reduce the Face Amount of the policy before the end of the 14th Policy Year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Policy Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the policy. If you have made several increases in Face Amount, we will apply the surrender charge to prior increases in Face Amount of the policy in the reverse order in which such increases took place, before applying the additional surrender charges to the initial Face Amount of the policy.

Partial Surrender Charge.  We may deduct a partial surrender charge:

o         upon a partial surrender; and
o         if you decrease your Policy's Face Amount.

The amount of the partial surrender charge is equal to a pro rata portion of the surrender charge that would apply to a full surrender. We deduct the partial surrender charge, proportionately, from the subaccounts or the Guaranteed Account affected by your partial surrender.

Partial Surrender Charge Due to Decrease in Face Amount. We will deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Surrender Administrative Charge. We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.


                        Supplemental Benefits and Riders


We intend to make available certain supplemental benefits and riders which may in the future be issued with the policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Policy Account Value.

Accelerated Benefit Rider (ABR)
Accidental Death Benefit Rider (ADB)
Guaranteed Minimum Death Benefit (GMDB)
Child's Term Rider (CTR)
Other Insured Term Rider (OIR)
Primary Insured Term Rider (PIR)
Waiver of Monthly Deductions (WMD)
Waiver of Specified Premium (WSP)


                             Other Policy Provisions


Right to Exchange or Convert

You may exchange or convert this policy to a flexible premium fixed benefit life insurance policy on the life of the Insured without evidence of insurability. This exchange may be made:

(a)      within 24 months after the Issue Date while the policy is in force;

(b)      within 24 months of any increase in Face Amount of the policy; or

(c) within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange or conversion is requested, we accomplish the exchange by transferring all of the Policy Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Policy Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, issue date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on our Rights to Contest the Policy

Incontestability. We will not contest the policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid, minus any loan and accrued loan interest, minus any partial surrender, and minus the cost of any riders attached to the policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of an increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's age or sex has been misstated in the policy, the death benefit and any benefits provided by riders shall be those which would be purchased at the then current cost of insurance charge for the correct age and sex.

Other Changes. At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the death benefit, which are determined as of the date of death, the amount will be determined as of the date we receive the required documents. However, we may delay making a payment or processing a transfer request if:

(1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

(2) the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account.

Reports to Owners

You will receive a confirmation within seven days of the transaction of:

     o the receipt of any unplanned premium (and any premium received before the Issue Date);

     o    any change of allocation of premiums;

     o    any transfer among subaccounts;

     o    any loan, interest repayment, or loan repayment;

     o    any partial surrender;

     o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     o    any exercise of your right to cancel;

     o    an exchange of the policy;

     o    full surrender of the policy; or

     o    payment of the death benefit under the policy.

Within 30 days after each policy anniversary we will send you a statement. The statement will show the death benefit currently payable, and the current Policy Account Value, Cash Surrender Value, and the outstanding loan. The statement will also show premiums paid, all charges deducted during the last Policy Year, and all transactions. We will also send to you reports of the investments within the Separate Account at least annually.

Assignment

You may assign the policy in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate policy benefits while the Insured is alive if you:

     1. Request reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     2.   Provide evidence of insurability satisfactory to us;

     3. Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Policy Account Value; and

     4. Repay or reinstate any loan which existed on the date the policy ended.

The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Policy Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the policy lapsed.

We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Policy Account Value as of the effective date of reinstatement. No other charges will accrue for this period.


                             Performance Information


From time to time we may advertise the "total return" and the "average annual total return" of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

"Total Return" for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. "Total Return" for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. "Average Annual Total Return" reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix C reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy. Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based.
Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an Owner and the different investment rates of return for the portfolios.



                        Federal Income Tax Considerations

The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your tax adviser to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Separate Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your policy. You would have taxable income even though you have not received any payments under the policy. To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

     o the regulated investment companies in which the segregated asset account invest satisfy the diversification requirements described below; and

     o not more than 55 percent of the value of the assets of the account are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

Alternatively, the diversification requirements may be met for each if:

     o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

     o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

     o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements. A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among subaccounts with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on you're rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if the you pay the full amount of premiums permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contracts under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The death benefit under the policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in the Policy Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the Insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

o If you surrender the policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy Years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

 Modified Endowment Contracts

o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.

o If the policy is classified as a MEC, then amounts you receive under the policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in owners or an assignment of the policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a Beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have generation skipping transfer tax consequences.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the policy.


                           Distribution of the Policy


The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Separate Account, AIG Equity Sales Corp. (AIGESC) 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the policy.

Other Policies Issued by the Company

We may offer other policies similar to those offered herein.


                            About Us and the Accounts


AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.


The Separate Account

We established the Separate Account as a separate investment account on June 5, 1986. It is used to support the policy and other variable life insurance policies, and may be used for other permitted purposes. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws and qualifies as a "separate account" within the meaning of these laws.

Although you may have allocated your Policy Account Value to the subaccounts, you do not own these assets. You only own your policy. We own the assets in the Separate Account. The Separate Account may include other subaccounts which are not available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

We have reserved certain rights regarding the Separate Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o    Change, add or delete designated investment options.

o    Add or remove subaccounts.

o Withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount. o Combine any two or more subaccounts.

o Register other separate accounts or deregister the Separate Account with the Securities and Exchange Commission.

o Run the Separate Account under the direction of a committee, and discharge such committee at any time.

o Restrict or eliminate any voting rights of Owners, or other persons who have voting rights as to the Separate Account.

o Operate the Separate Account or one or more of the subaccounts making direct investments or in any other form. If we do so, we may invest the assets of the Separate Account or one or more of the Subaccounts in any investments that are legal, as determined by our counsel.

We will not change an investment adviser or any investment of a subaccount of our Separate Account unless approved by the Commissioner of Insurance of Delaware or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such a change. If you have value in that subaccount:

o We will transfer it at your written direction from that subaccount (without charge) to another subaccount or to the Guaranteed Account, and

o    You may then change your premium allocation percentages

Voting Rights

We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from Owners with Policy Account Value in the subaccounts. If allowed by law or required by law we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered:

o    interests in the Guaranteed Account under the Securities Act of 1933, and

o    the Guaranteed Account as an investment company.

The staff of the Securities and Exchange Commission has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.





                      Our Directors and Executive Officers

The directors and principal officers of the Company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the Company during the past five (5) years unless otherwise indicated.

                                                  Principal Business
                                                  Affiliations and
                                                  Principal Occupations
Name and Address          Office                  During Past Five Years

Michele L. Abruzzo        Director, Senior Exec.  Senior Vice President
80 Pine Street            Vice President
13th Floor
New York, NY 10005

James a. Bambrick         Senior Vice President,  Senior Vice President, A&H
One Alico Plaza           Chief Operations        Division
600 King Street           Officer
Wilmington, DE  19801

Paul S. Bell              Director,  Senior Vice  Senior Vice President
One Alico Plaza           President, Chief        Actuary
600 King Street           Actuary
Wilmington DE 19801

Maurice R. Greenberg      Director                Director, Chairman and
70 Pine Street                                    Chief Executive Officer of
New  York, NY  10270                              AIG, Inc.

Edward Easton Matthews    Director, Senior        Vice Chairman Investments and
70 Pine Street            Vice President          Financial Services, AIG, Inc.
New York, NY  10270

Jerome Thomas Muldowney   Director,               Senior Managing Director of
175 Water Street          Senior Vice             AIG Global Investment Corp.
New York, NY  10038       President

Robinson K. Nottingham    Director, Chairman      Chairman of the Board and
70 Pine Street            of the Board            Chief Executive Officer of
New York, NY  10270                               American International Life
                                                  Insurance Company (ALICO)

John Oehmke               Chief Financial         Regional Vice President,
One Alico Plaza           Officer,                Controller American
600 King Street           Vice President          International Companies,
Wilmington, DE  19801                             Japan and Korea


Nicholas A. O'Kulich      Director, Vice          Vice President, Senior Vice
70 Pine Street            Chairman, Treasurer     President, AIG, Inc.
New York, NY  10270

Howard Ian Smith          Director                Director, Executive Vice
70 Pine Street                                    President, Chief Financial
New York, NY  10270                               Officer and Comptroller,
                                                  AIG, Inc.

Edmund Sze-Wing Tse       Director                Vice Chairman, Life
AIA Bldg.                                         Insurance, AIG, Inc.
70 Pine Street
New York, NY  10270

Elizabeth M. Tuck         Secretary               Secretary and Assistant
70 Pine Street                                    Secretary of AIG, Inc.,
New York, NY  10270                               and certain affiliates

Kenneth D. Walma          Vice President,         Assistant Secretary,
One Alico Plaza           General Counsel         Associate General Counsel
600 King Street
Wilmington, DE  19801

Gerald Walter Wyndorf     Director, Chief         Executive Vice President
80 Pine Street            Executive Officer
13th Floor                and President
New York, NY 10038

                                Other Information

State Regulation

We are subject to the laws of Delaware governing insurance companies and to regulation by the Delaware Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Separate Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Experts

The financial statements which appear in this prospectus have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in its reports, and have been included in reliance upon the authority of such firm as experts in accounting and auditing.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's . The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Separate Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


                              Financial Statements

                           Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                           AIG LIFE INSURANCE COMPANY

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)


                                                                         December 31,            December 31,
                                                                            1999                     1998
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                           $ 4,702,879           $ 4,238,045
        (cost: 1999 - $4,890,022; 1998 - $4,081,008)
     Equity securities:
        Common stock

        (cost: 1999-$892; 1998 - $901)                                            2,233                 2,410
      Non-redeemable preferred stock
      (cost: 1999 - $50,794; 1998 - $18,250)                                     49,377                19,338
Mortgage loans on real estate, net                                              345,253               468,342
Real estate, net of accumulated
 depreciation of $5,041 in 1999 and $4,351 in 1998                               12,543                13,002
Policy loans                                                                    643,815             1,010,969
Other invested assets                                                            77,845                81,916
Short-term investments                                                          222,677               163,704
Cash                                                                                 86                 4,788
                                                                       ----------------         -------------

    Total investments and cash                                                6,056,708             6,002,514


Amounts due from related parties                                                  5,465                17,330
Investment income due and accrued                                                93,183                94,029
Premium and insurance balances receivable                                        64,359                56,583
Reinsurance assets                                                               99,850                72,044
Deferred policy acquisition costs                                               220,672               167,840
Federal income tax receivable                                                     9,611                 4,207
Deferred income taxes                                                            63,568                     -
Separate and variable accounts                                                3,220,806             1,971,280
Other assets                                                                      5,363                 6,228
                                                                         --------------         -------------

                                    Total assets                            $ 9,839,585           $ 8,392,055
                                                                             ==========            ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                             December 31,           December 31,
                                                                               1999                     1998
Liabilities

  Policyholders' funds on deposit                                           $ 4,612,363             $ 4,472,854
  Future policy benefits                                                      1,284,568               1,002,244
  Reserve for unearned premiums                                                  21,100                  21,468
  Policy and contract claims                                                    212,627                 200,193
  Reserve for commissions, expenses and taxes                                    19,390                  25,702
  Insurance balances payable                                                     60,642                  56,263
  Amounts due to related parties                                                  6,821                   4,119
  Deferred income taxes                                                               -                  56,519
  Separate and variable accounts                                              3,220,806               1,971,280
  Minority interest                                                               5,837                   5,987
  Other liabilities                                                              75,039                  59,189
                                                                          -------------             -----------


                                    Total liabilities                         9,519,193               7,875,818
                                                                            -----------             -----------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                                4,884                   4,884
  Additional paid-in capital                                                    153,283                 153,283
  Retained earnings                                                             283,908                 236,521
  Accumulated other comprehensive income                                       (121,683)                121,549
                                                                            -----------            ------------

                                    Total capital funds                         320,392                 516,237
                                                                            -----------            ------------


Total liabilities and capital funds                                         $ 9,839,585             $ 8,392,055
                                                                             ==========              ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                                 Years   ended   December 31,

                                                                       1999                  1998                  1997
                                                                  ------------             --------              -------
Revenues:
  Premiums                                                         $   712,920             $  616,964           $ 437,650
  Net investment income                                                443,863                457,148             381,868
  Realized capital losses                                              (11,240)                  (334)             (3,025)
                                                                  -------------         -------------          ----------

                     Total revenues                                  1,145,543              1,073,778             816,493
                                                                    ----------             ----------            --------


Benefits and expenses:
  Benefits to policyholders                                            329,888                272,368             188,969
  Increase in future policy benefits
   and policyholders' funds on deposit                                 539,457                547,100             397,481
  Acquisition and insurance expenses                                   202,678                168,075             163,533
                                                                   -----------            -----------            --------

                    Total benefits and expenses                      1,072,023                987,543             749,983
                                                                    ----------            -----------            --------


Income before income taxes                                              73,520                 86,235              66,510
                                                                  ------------            -----------           ---------

Income taxes:
   Current                                                              15,055                 16,218              20,059
   Deferred                                                             10,884                 15,220               3,964
                                                                  ------------            -----------          ----------

      Total income taxes                                                25,939                 31,438              24,023
                                                                  ------------            -----------           ---------

Net income before minority interest                                     47,581                 54,797              42,487
Minority interest income                                                  (194)                  (163)               (128)
                                                                 --------------          -------------         ----------


Net income                                                         $    47,387            $    54,634           $  42,359
                                                                    ==========             ==========            ========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                                   Years   ended   December 31,

                                                                       1999                 1998                  1997
Common stock

Balance at beginning of year                                     $       4,884        $        4,884         $      4,884
                                                                   -----------           -----------          -----------
Balance at end of year                                                   4,884                 4,884                4,884
                                                                   -----------           -----------          -----------


 Additional paid-in capital

Balance at beginning of year                                           153,283               153,283              123,283
Capital contributions                                                        -                     -               30,000
                                                               ---------------       ---------------           ----------
Balance at end of year                                                 153,283               153,283              153,283
                                                                     ---------             ---------            ---------


Retained earnings

  Balance at beginning of year                                         236,521               181,887              139,528
  Net income                                                            47,387                54,634               42,359
                                                                    ----------            ----------           ----------

  Balance at end of year                                               283,908               236,521              181,887
                                                                     ---------             ---------            ---------


Accumulated other comprehensive income

 Balance at beginning of year                                          121,549               114,490               62,814
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                                     (374,203)               10,860               79,497
  Deferred income tax benefit (expense) on
      changes                                                          130,971                (3,801)             (27,821)
                                                                    ----------            ----------            ---------

  Balance at end of year                                              (121,683)              121,549              114,490
                                                                    ----------             ---------            ---------


               Total capital funds                                  $  320,392            $  516,237           $  454,544
                                                                     =========             =========            =========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                           Years  ended   December 31,
                                                                             1999               1998               1997
                                                                         ------------         -------            --------

Cash flows from operating activities:

 Net income                                                               $   47,387        $     54,634       $    42,359

 Adjustments  to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                294,389             250,810           121,325
 Change in premiums and insurance balances
  receivable and payable -net                                                 (3,398)               (753)           (5,346)
 Change in reinsurance assets                                                (27,806)            (11,301)          157,710
 Change in deferred policy acquisition costs                                 (52,832)            (49,305)          (34,248)
 Change in investment income due and accrued                                     846              (8,894)           22,133
 Realized capital losses                                                      11,240                 334             3,025
 Change in current and deferred income taxes -net                              5,480               9,330             2,689
 Change in reserves for commissions, expenses and taxes                       (6,312)              9,599            13,243
 Change in other assets and liabilities - net                                 26,888             (61,575)           69,582
                                                                          ----------          -----------        ---------
         Total adjustments                                                   248,495             138,245           350,113
                                                                           ---------           ---------          --------
 Net cash provided by operating activities                                   295,882             192,879           392,472
                                                                           ---------           ---------          --------

Cash flows from investing activities:

 Cost of fixed maturities, at market, sold                                   564,697             282,756            23,816
 Cost of fixed maturities, at market, matured or redeemed                    318,833             340,435           153,963
 Cost of equity securities sold                                                1,032               1,039             3,676
 Cost of real estate sold                                                          -               2,585                 -
 Realized capital losses                                                     (11,240)              1,666             1,975
 Purchase of fixed maturities                                             (1,685,038)         (1,865,768)         (804,262)
 Purchase of equity securities                                               (33,567)            (18,559)           (1,750)
 Purchase of real estate                                                           -                (341)             (413)
 Mortgage loans granted                                                     (134,988)           (202,484)          (87,690)
 Repayments of mortgage loans                                                258,159              83,035            29,298
 Change in policy loans                                                      367,154             485,868           377,124
 Change in short-term investments                                            (58,973)            504,208          (567,876)
 Change in other invested assets                                             (23,336)            (11,706)            6,294
 Other - net                                                                  (2,826)            (27,908)           11,917
                                                                          ----------          -----------       ----------
  Net cash used in investing activities                                     (440,093)           (425,174)         (853,928)
                                                                            --------           ----------        ---------

Cash flows from financing activities:

 Change in policyholders' funds on deposit                                   139,509             231,951           430,808
  Proceeds from capital contribution                                               -                   -            30,000
                                                                      --------------    ----------------        ----------
   Net cash provided by financing activities                                 139,509             231,951           460,808
                                                                            --------          ----------         ---------

Change in cash                                                                (4,702)               (344)             (648)
Cash at beginning of period                                                    4,788               5,132             5,780
                                                                          ----------        ------------        ----------
Cash at end of period                                                  $          86       $       4,788       $     5,132
                                                                        ============        ============        ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                               Years  ended   December 31,

                                                                          1999                    1998               1997
                                                                    -----------------       ----------              ------

Comprehensive income

Net income                                                            $      47,387        $      54,634       $     42,359
                                                                       ------------         ------------        -----------
Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                                              (374,203)              10,860             79,497
 Changes due to deferred income tax benefit
       (expense) on changes                                                 130,971               (3,801)          (27,821)
                                                                        -----------        -------------         ---------

  Other comprehensive income                                               (243,232)               7,059            51,676
                                                                         ----------        --------------        ---------

 Comprehensive income                                                   $  (195,845)        $     61,693        $   94,035
                                                                         ==========-         ===========         =========



















                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $2,540,000 and $2,448,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                                                        Years ended  December 31,

                                                                                1999            1998              1997

        Fixed maturities                                                      $330,806          $284,267         $200,097
        Equity securities                                                        1,670               622               58
        Mortgage loans                                                          37,255            36,464           28,714
        Real estate                                                              2,253             2,406            2,254
        Policy loans                                                            55,832           120,927          148,555
        Cash and short-term investments                                          7,349             9,346            3,582
          Other invested assets                                                 15,141             8,015            2,380
                                                                             ---------         ---------        ---------
                  Total investment income                                      450,306           462,047          385,640
        Investment expenses                                                      6,443             4,899            3,772
                                                                             ---------         ---------        ---------

                  Net investment income                                       $443,863          $457,148         $381,868
                                                                               =======           =======          =======


2.   Investment Information - (continued)

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                        Years ended December 31,

                                                                                 1999              1998             1997
                                                                             ----------           -------          ------

    Realized (losses) gains on investments:
        Fixed maturities                                                     $ (11,100)     $          -    $          -
        Equity securities                                                           86                84            1,975
        Mortgage loans                                                               -            (2,000)          (5,000)
        Real estate                                                                  -             1,561                -
        Other invested assets                                                     (226)               21                -
                                                                           -----------         ---------     ------------
        Realized losses                                                      $ (11,240)         $   (334)       $  (3,025)
                                                                              ========           =======         =========

    Change in unrealized appreciation (depreciation) of investments:

          Fixed maturities                                                   $(344,180)         $( 1,131)        $ 77,422

        Equity securities                                                       (2,673)            1,203             (626)
          Other invested assets                                                (27,350)           10,788            2,701
                                                                             ----------          -------        ---------
        Change in unrealized appreciation
        (depreciation) of investments                                        $(374,203)          $10,860         $ 79,497
                                                                              -========           ======          =======


          Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $564,697,000, $282,756,000, and $23,816,000, respectively.

          During 1999,  1998 and 1997,  gross gains of  $8,603,000,  $0, and $0,
          respectively,   and  gross   losses  of   $19,703,000,   $0,  and  $0,
          respectively, were realized on dispositions of fixed maturity investments.

          During  1999,  1998 and 1997,  gross  gains of $87,000,  $84,000,  and
          $1,975,000, respectively, and gross losses of $1,000, $0, and $0, respectively, were realized on disposition of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments: At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $3,635,000 and $2,854,000 and gross losses of $3,711,000 and $257,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):



                                                                               Gross            Gross        Estimated
        1999                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------
          Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     54,114     $      10,611   $         549     $    64,176
          States, municipalities and

              political subdivisions                        298,831             8,474           2,777         304,528
          Foreign governments                                20,242               947             109          21,080
          All other corporate                             4,516,835            30,080         233,820       4,313,095
                                                          ---------       -----------        --------       ---------

        Total fixed maturities                           $4,890,022      $     50,112      $  237,255      $4,702,879
                                                          =========       ===========        ========       =========

    -----------------------------------



                                                                               Gross            Gross        Estimated
        1998                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------

        Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     50,617     $      19,220   $          10     $    69,827
          States, municipalities and

              political subdivisions                        370,790            23,962           4,961         389,791
          Foreign governments                                30,431             7,201               -          37,632
          All other corporate                             3,629,170           156,316          44,691       3,740,795
                                                          ---------        ----------       ---------       ---------

        Total fixed maturities                           $4,081,008       $   206,699      $   49,662      $4,238,045
                                                          =========        ==========       =========       =========

     The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                           Estimated
                                                                               Amortized                    Market
                                                                                 Cost                       Value
                                                                               --------                    ---------

        Due in one year or less                                                $   320,364                $   310,060
        Due after one year through five years                                    1,431,252                  1,385,475
        Due after five years through ten years                                   1,788,798                  1,708,343
        Due after ten years                                                      1,349,608                  1,299,001
                                                                                ----------                  ---------

                                                                               $ 4,890,022                 $4,702,879
                                                                                 =========                  =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $577,112,000 and $522,844,000, respectively; the estimated amortized cost was approximately $586,925,000 in 1999 and $504,077,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999 and 1998.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $368,018,000 and $344,609,000, respectively, and an aggregate market value of $326,989,000 and $327,217,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

        Bankers Trust                                                 $  35,126
        Camden Property                                                  38,782
        Countrywide                                                      39,621
        Fort James                                                       36,202
        GMAC                                                             34,375
        Lehman Brothers                                                  35,698
        Morgan Stanley Capital                                           37,532
        Morgan Stanley Group                                             40,665
        RFCO                                                             33,501
        Simon Debartolo                                                  41,138
        Tower Funding                                                    49,489

        Other Invested Assets:
        Equity Linked Investors II, L.P.                              $  36,852

3.  Deferred Policy Acquisition Costs

          The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                                   Years  ended   December 31,

                                                                            1999             1998               1997
                                                                         ----------        ------             -------


        Balance at beginning of year                                      $167,840         $118,535           $84,287
        Acquisition costs deferred                                          73,097           71,430            50,927
        Amortization charged to income                                     (20,265)         (22,125)          (16,679)
                                                                          --------         --------          --------
        Balance at end of year                                            $220,672         $167,840          $118,535
                                                                           =======          =======           =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1999 and 1998 follows (in thousands):

                                                                                    1999                       1998
        Future Policy Benefits:
        Long duration contracts                                                $ 1,255,606               $    987,503
        Short duration contracts                                                    28,962                     14,741
                                                                               -----------               ------------
                                                                               $ 1,284,568                $ 1,002,244
                                                                                 =========                  =========

        Policyholders' funds on deposit:
        Annuities                                                              $ 1,598,685                $ 1,385,203
        Universal life                                                             212,907                    184,460
        Guaranteed investment contracts (GICs)                                     976,517                    669,035
        Corporate owned life insurance                                           1,816,969                  2,229,843
           Other investment contracts                                                7,285                      4,313
                                                                              ------------               ------------

                                                                                $ 4,612,363                 $ 4,472,854
                                                                                  =========                   =========

4.   Future Policy Benefits and Policyholders' Funds on Deposit - (continued)

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 7.4 percent.

     (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                  Years ended December 31,


                                                 1999                         1998                        1997
                                         -----------------------         ----------------            --------------

                                               Percent                      Percent                     Percent
                                                 of                            of                          of
                                               pre-tax                      pre-tax                     pre-tax
                                             operating                     operating                   operating

                                         Amount         Income            Amount    Income           Amount     Income
        "Expected" income tax
             expense                       $ 25,732       35.0%         $ 30,183     35.0%         $ 23,279      35.0%
        Prior year federal
             income tax benefit                 109         0.1              268      0.3                (6)        -
          State income tax                      198        0.3               599      0.7               673       1.0
        Other                                  (100)      (0.1)              388      0.5                77       0.1
                                           --------     ------         ---------    -----        ----------     -----
        Actual income tax expense           $25,939       35.3%         $ 31,438     36.5%         $ 24,023      36.1%
                                             ======     ======           =======     ====           =======      ====

     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                   Years ended December 31,

                                                                                1999                     1998
    Deferred tax assets:
        Adjustment to life policy reserves                                  $   74,579              $    59,903
        Unrealized depreciation of investments                                  65,527                        -
        Adjustments to mortgage loans and
              investment income due and accrued                                  5,009                    4,913
        Adjustment to policy and contract claims                                 1,959                    5,456
        Other                                                                    2,521                    2,406
                                                                            ----------                ---------
                                                                               149,595                   72,678
                                                                              --------                 --------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                   $   74,247              $    55,308
        Unrealized appreciation on investments                                       -                   65,445
        Fixed maturities discount                                                7,744                    4,911
        Other                                                                    4,036                    3,533
                                                                            ----------              -----------
                                                                                86,027                  129,197
                                                                             ---------                ---------

        Net deferred tax (asset) liability                                  $  (63,568)              $   56,519
                                                                             =========                =========

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $20,156,000, $21,184,000, and $20,311,000, respectively.

6.   Commitments and Contingencies

          The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

          During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

          During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

          During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999.

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

        1999                                        Fair               Carrying
                                                    Value               Amount


        Cash and short-term investments        $    222,763         $    222,763
        Fixed maturities                          4,702,879            4,702,879
        Equity securities                            51,610               51,610
        Mortgage and policy loans                   994,825              989,068

        Policyholders' funds on deposit         $ 4,627,170          $ 4,612,363


        1998                                        Fair               Carrying
                                                    Value                Amount

        Cash and short-term investments        $    168,492         $    168,492
        Fixed maturities                          4,238,045            4,238,045
        Equity securities                            21,748               21,748
        Mortgage and policy loans                 1,500,447            1,479,311

        Policyholders' funds on deposit         $ 4,554,644          $ 4,472,854

8.   Capital Funds

     (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,805,000 during 1999, however, no dividends were paid during the year.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices was $298,955,000 at December 31, 1999 and $298,047,000 at December 31, 1998. Statutory net income amounted to $23,517,000, $28,789,000 and $35,350,000 for 1999, 1998 and 1997,
          respectively.

     (c) During 1997, the Company received a $30,000,000 surplus contribution from American International Group Inc., the parent.

     (d)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(11,240,000), $(334,000) and $(3,025,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $89,000, $272,000, and $373,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                         Payment

                 2000                                        $  4,714
                 2001                                           4,250
                 2002                                           3,773
                 2003                                           3,451
                 2004                                           1,831
        Remaining years after 2004                                  -
                                                              -------

                 Total                                        $18,019
                                                              =======

     Rent expense approximated $4,983,000, $4,450,000, and $3,881,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):



    December 31, 1999
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed            Net             to Net


      Life Insurance in Force             $55,097,927        $19,275,199      $ 850,313        $36,673,041          2.3%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                241,419             52,217          2,449            191,651          1.3%
          Accident and Health                 210,592            112,162        171,794            270,224         63.6%
          Annuity                             251,045                  -              -            251,045            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     703,056       $    164,379      $ 174,243      $     712,920         24.4%
                                         ============        ===========       ========       ============



    December 31, 1998
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed              Net           to Net


      Life Insurance in Force             $53,884,853        $19,921,930      $ 896,285        $34,859,208          2.6%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                184,487             54,134          2,022            132,375          1.5%
          Accident and Health                 155,199             82,614        142,878            215,463         66.3%
          Annuity                             269,126                      -               -       269,126            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     608,812       $    136,748      $ 144,900      $     616,964         23.5%
                                         ============        ===========       ========       ============

    December 31, 1997
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded          Assumed              Net              to Net


      Life Insurance in Force             $52,183,971        $18,779,228      $ 935,975        $34,340,718          2.7%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                200,926             67,350          2,389            135,965          1.8%
          Accident and Health                 118,663             59,550        115,573            174,686         66.2%
          Annuity                             126,999                      -               -       126,999            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     446,588       $    126,900      $ 117,962      $     437,650         27.0%
                                         ============        ===========       ========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $147,882,000, $111,580,000, and $100,029,000, respectively, for each of the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded for 1998 amounted to $1,237,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,251,000 and $1,000 for the year ended December 31, 1997. Premium income and ceding commission expense assumed from affiliates aggregated  $158,579,000  and  $31,710,000,  respectively,  for  1999, compared to $131,771,000 and $31,584,000, respectively, for 1998, and $110,529,000 and $24,853,000, respectively for 1997.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $38,845,000, $40,417,000 and $37,846,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $20,604,000, $23,132,000 and $18,134,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) During 1997, a reinsurance agreement covering certain annuity policies was terminated. Upon cancellation, assets totaling $164,895,000 were transferred to the Company from Delaware American Life Insurance Company.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising fifty-nine subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 1999, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account II; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
      Investments at Market Value:

                                                     Shares              Cost              Market Value
                                              --------------------------------------------------------------
AIM
  Capital Appreciation Fund                            13,473.865           $ 334,855             $ 479,400
  International Equity Fund                            27,571.074             554,714               807,557
Alliance
  Conservative Investors Portfolio                      2,934.676              39,465                39,415
  Global Bond Portfolio                                 1,392.310              15,739                15,665
  Global Dollar Government Portfolio                       19.951                 191                   214
  Growth Portfolio                                    135,490.669           3,302,844             4,551,131
  Growth & Income Portfolio                           118,857.542           2,496,396             2,589,910
  Growth Investors Portfolio                           14,109.342             215,377               241,693
  Money Market Portfolio                               30,956.920              30,956                30,956
  Premier Growth Portfolio                             16,401.606             541,489               663,441
  Technology Portfolio                                130,454.729           3,342,191             4,384,584
  Total Return Portfolio                                  139.972               2,413                 2,448
  Quasar Portfolio                                    100,273.238           1,262,932             1,303,552
  U.S. Government/High Grade Securities Portfolio          76.713                 935                   858
  Utility Income Portfolio                                 51.049                 920                 1,106
Anchor
  Capital Appreciation Portfolio                        1,452.187              74,567                82,804
  Government & Quality Bond Portfolio                   8,787.288             120,310               120,210
  Growth Portfolio                                        799.586              28,845                30,800
  Natural Resources Portfolio                             741.289              11,134                12,023
Dreyfus
  Small Company Stock Portfolio                        23,570.817             340,290               393,399
  Stock Index Portfolio                               132,228.166           4,151,339             5,084,173
  Zero Coupon 2000 Portfolio                            1,409.864              17,499                17,156
Fidelity
  Asset Manager Portfolio                              64,730.820           1,113,633             1,208,521
  Contrafund Portfolio                                 36,014.987             872,727             1,049,838
  Growth Portfolio                                    109,646.236           4,509,339             6,022,870
  High Income Portfolio                                42,812.152             484,672               484,205
  Investment Grade Bond Portfolio                      40,457.261             498,052               491,961
  Money Market Portfolio                            1,761,346.140           1,761,346             1,761,346
  Overseas Portfolio                                   24,504.130             495,219               672,397
SunAmerica
  Alliance Growth Portfolio                            20,057.491             690,507               769,605
  Aggressive Growth Portfolio                           6,244.706             119,770               145,877
  Asset Allocation Portfolio                            1,890.852              27,379                28,344
  Cash Management Portfolio                           169,827.747           1,835,840             1,849,423
  Corporate Bond Portfolio                                656.427               7,383                 7,300
  "Dogs" of Wall Street Portfolio                       3,708.923              33,523                33,233
  Emerging Markets Portfolio                            3,590.599              32,978                39,819
  Federated Value Portfolio                             9,834.379             156,562               162,956
  Global Bond Portfolio                                   295.259               3,194                 3,190
  Global Equities Portfolio                             1,740.013              33,657                37,914
  Growth-Income Portfolio                               4,490.075             134,696               146,241
  High-Yield Bond Portfolio                             8,942.888              92,717                93,723
  International Diversified Equities Portfolio         10,498.206             152,874               167,970
  International Growth & Income Portfolio               9,380.240             127,027               120,911
  MFS Growth & Income Portfolio                         5,738.599              77,264                80,111
  MFS Mid-Cap Growth Portfolio                          5,802.442              87,737                94,347
  MFS Total Return Portfolio                            2,900.907              41,659                41,512
  Putnam Growth Portfolio                               4,928.449             128,633               138,932
  Real Estate Portfolio                                   552.567               4,700                 4,869
  SunAmerica Balanced Portfolio                         5,042.349              90,003                99,032
  Utility Portfolio                                       752.833              10,771                10,827
  Venture Value Portfolio                               9,820.109             247,466               263,081
  Worldwide High Income Portfolio                          54.943                 566                   586
Van Eck
  Worldwide Emerging Markets Portfolio                  8,283.308              65,860               118,117
  Worldwide Hard Assets Portfolio                       6,542.928              65,819                71,708
Weiss,Peck & Greer
  Tomorrow Long Term Portfolio                          8,395.470              73,440                76,566
  Tomorrow Medium Term Portfolio                          536.633               4,911                 4,841
  Tomorrow Short Term Portfolio                           817.802               8,678                 8,186
                                                                  --------------------  --------------------
Total Investments                                                        $ 30,976,003          $ 37,162,854
     Total Assets                                                                              $ 37,162,854
                                                                                        ====================

EQUITY:
      Policy Owners' Equity                                                                    $ 37,162,854
                                                                                        ---------------------
                     Total Equity                                                              $ 37,162,854
                                                                                        =====================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999


                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Investment Income (Loss):
    Dividends                                    $1,332,831             $10,005            $26,327
Expenses:
    Mortality & Expense Risk Fees                   224,586               2,575              4,077
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                      1,108,245               7,430             22,250
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                  1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation)                            4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments               5,905,218             128,180            244,446
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                    $7,013,463            $135,610           $266,696
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond            Government
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,311                $322                $31
Expenses:
    Mortality & Expense Risk Fees                       338                 109                  2
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          2,973                 213                 29
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation)                               (1,782)               (364)                15
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                  (1,450)               (836)                16
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,523               ($623)               $45
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                      $270,895            $228,364            $22,202
Expenses:
    Mortality & Expense Risk Fees                    31,382              20,015              2,024
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        239,513             208,349             20,178
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation)                              690,619             (46,210)               700
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  843,700              13,420             12,053
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,083,213            $221,769            $32,231
                                              ==============     ===============      =============


                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $30,720             $20,021             $4,775
Expenses:
    Mortality & Expense Risk Fees                     1,926               3,973              3,655
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         28,794              16,048              1,120
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0            105,394
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  322,423                   0            106,290
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $351,217             $16,048           $107,410
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $3,163                $230             $1,251
Expenses:
    Mortality & Expense Risk Fees                    16,479                  22              5,084
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                        (13,316)                208             (3,833)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation)                              860,253                 (78)            94,963
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                1,456,617                 (71)           238,245
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,443,301                $137           $234,412
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                  Grade             Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                           $60                 $44               $209
Expenses:
    Mortality & Expense Risk Fees                         8                  10                 71
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             52                  34                138
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation)                                  (78)                134              8,237
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                      (83)                144             13,622
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          ($31)               $178            $13,760
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                        $1,993                $116                 $0
Expenses:
    Mortality & Expense Risk Fees                       145                  50                 10
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                          1,848                  66                (10)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation)                                 (100)              1,955                890
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   (2,088)              6,451                891
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                         ($240)             $6,517               $881
                                              ==============     ===============      =============


                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0             $82,801               $930
Expenses:
    Mortality & Expense Risk Fees                     2,786              35,158                155
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         (2,786)             47,643                775
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation)                               49,961             534,775               (456)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   32,785             678,651               (460)
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $29,999            $726,294               $315
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $61,501             $13,299           $360,271
Expenses:
    Mortality & Expense Risk Fees                     9,130               5,958             40,086
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         52,371               7,341            320,185
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation)                               50,732             139,635            916,601
                                              --------------     ---------------      -------------

    Net Gain (Loss) on Investments                   50,594             156,330          1,141,638
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $102,965            $163,671         $1,461,823
                                              ==============     ===============      =============


                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $25,817             $11,228           $104,828
Expenses:
    Mortality & Expense Risk Fees                     3,902               3,790             18,801
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         21,915               7,438             86,027
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation)                               17,353             (12,354)                 0
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    4,428             (13,466)                 0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,343             ($6,028)           $86,027
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $16,156                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                     4,369                 904                123
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                         11,787                (904)              (123)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation)                              173,424              79,099             26,106
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                  176,884              84,768             28,038
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $188,671             $83,864            $27,915
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0             $10,746                 $0
Expenses:
    Mortality & Expense Risk Fees                        32               4,228                  6
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (32)              6,518                 (6)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation)                                  965              13,584                (84)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,042              17,743                (60)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,010             $24,261               ($66)
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                        26                  44                121
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                            (26)                (44)              (121)
                                              --------------     ---------------      -------------
 Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation)                                 (291)              6,842              6,394
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                    (694)              7,803              6,323
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                         ($720)             $7,759             $6,202
                                              ==============     ===============      =============


                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         4                  64                182
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (4)                (64)              (182)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation)                                   (2)              4,258             11,546
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                       (2)              5,838             15,634
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                           ($6)             $5,774            $15,452
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0            $10,764
Expenses:
    Mortality & Expense Risk Fees                        70                 144                100
                                              --------------     ---------------      -------------
 Net Investment Income (Loss)                           (70)               (144)             10,664
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation)                                1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    1,320              14,622             (6,067)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,250             $14,478             $4,597
                                              ==============     ===============      =============

                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0              $1,260                 $0
Expenses:
    Mortality & Expense Risk Fees                       122                  59                 50
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (122)              1,201                (50)
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation)                                2,847               6,611               (146)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                    6,328              10,130                367
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,206             $11,331               $317
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                       198                   4                101
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (198)                 (4)              (101)
                                              --------------     ---------------      -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation)                               10,300                 168              9,028
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   16,836                 168              9,242
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,638                $164             $9,141
                                              ==============     ===============      =============

                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0                 $0
Expenses:
    Mortality & Expense Risk Fees                         5                 227                  0
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                             (5)               (227)                 0
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation)                                   55              15,614                 19
                                              --------------     ---------------      -------------
     Net Gain (Loss) on Investments                      64              15,351                 22
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                           $59             $15,124                $22
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                 VanEck              VanEck               WP&G
                                                Worldwide          Worldwide            Tomorrow
                                                Emerging              Hard                Long
                                                 Markets             Assets               Term
                                                  Fund                Fund             Portfolio
Investment Income (Loss):
    Dividends                                            $0                $544             $7,635

Expenses:
     Mortality & Expense Risk Fees                      562                 405                607
                                              --------------     ---------------      -------------
Net Investment Income (Loss)                           (562)                139              7,028
                                              --------------     ---------------      -------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,139              (8,908)               692
    Change in Unrealized Appreciation
        (Depreciation)                               49,606              18,485             (1,304)
                                              --------------     ---------------      -------------
    Net Gain (Loss) on Investments                   52,745               9,577               (612)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $52,183              $9,716             $6,416
                                              ==============     ===============      =============


                                                  WP&G                WP&G
                                                Tomorrow            Tomorrow
                                                 Medium              Short
                                                  Term                Term
                                                Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $414                $598
Expenses:
    Mortality & Expense Risk Fees                        44                  64
                                              --------------     ---------------
 Net Investment Income (Loss)                           370                 534
                                              --------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         19                  68
    Change in Unrealized Appreciation
        (Depreciation)                                 (206)               (543)
                                              --------------     ---------------
    Net Gain (Loss) on Investments                     (187)               (475)
                                               --------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $183                 $59
                                              ==============     ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998

                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Investment Income (Loss):
    Dividends                                      $733,252              $5,326               $1,878
Expenses:
    Mortality & Expense Risk Fees                   106,392                 694                1,405
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        626,860               4,632                  473
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation)                            1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                2,039,572              25,462              (14,306)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $2,666,432             $30,094             ($13,833)
                                              ==============     ===============      ===============



                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,086                 $18                   $0
Expenses:
    Mortality & Expense Risk Fees                       263                  20                    0
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          1,823                  (2)                   0
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation)                                  691                 289                   10
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    1,774                 308                   12
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $3,597                $306                  $12
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $110,505            $111,284              $14,073
Expenses:
    Mortality & Expense Risk Fees                    16,449              10,688                1,473
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         94,056             100,596               12,600
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation)                              394,461              63,586               17,434
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  431,111             119,329               21,197
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $525,167            $219,925              $33,797
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0              $2,482                 $233
Expenses:
    Mortality & Expense Risk Fees                       334                 482                2,105
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                           (334)              2,000               (1,872)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation)                                    0                   0               16,562
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   54,637                   0               47,443
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $54,303              $2,000              $45,571
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements



                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $715                  $0              $31,614
Expenses:
    Mortality & Expense Risk Fees                     5,537                   1                3,978
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (4,822)                 (1)              27,636
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation)                              197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  368,869                 112              (35,026)
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $364,047                $111              ($7,390)
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                  Grade             Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                            $0                  $0               $1,151
Expenses:
    Mortality & Expense Risk Fees                         0                   0                1,653
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                              0                   0                 (502)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation)                                    0                  52                8,859
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                       0                  52                6,378
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $0                 $52               $5,876
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements


                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $30,188                $705              $60,993
Expenses:
    Mortality & Expense Risk Fees                    16,095                 116                5,125
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         14,093                 589               55,868
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation)                              348,632                  37               18,503
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  438,792                 154               29,137
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $452,885                $743              $85,005
                                              ==============     ===============      ===============




                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $1,859            $181,333              $33,968
Expenses:
    Mortality & Expense Risk Fees                     1,067              17,992                2,593
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            792             163,341               31,375
                                              --------------     ---------------      ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation)                               37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
     Net Gain (Loss) on Investments                  40,675             536,774              (36,743)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $41,467            $700,115              ($5,368)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $9,614             $72,672              $29,556
Expenses:
    Mortality & Expense Risk Fees                     1,360              12,336                3,291
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          8,254              60,336               26,265
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation)                                2,966                   0                1,403
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    2,862                   0               23,951
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $11,116             $60,336              $50,216
                                              ==============     ===============      ===============



                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Investment Income (Loss):
    Dividends                                       $24,879                  $0               $4,567
Expenses:
    Mortality & Expense Risk Fees                       466                  80                  292
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         24,413                 (80)               4,275
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation)                               (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  (15,874)              2,415              (16,630)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $8,539              $2,335             ($12,355)
                                              ==============     ===============      ===============

                See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $948                $287                 $318
Expenses:
    Mortality & Expense Risk Fees                       423                  41                   33
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            525                 246                  285
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation)                                4,736                 390                   67
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                    6,172                 421                  114
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $6,697                $667                 $399
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997


                  1997

                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                      $208,147                $306              $27,680
Expenses:
    Mortality & Expense Risk Fees                    41,401                 139                6,211
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                        166,746                 167               21,469
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation)                              366,321                 586              138,629
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                  572,528               1,186              176,249
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $739,274              $1,353             $197,718
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                       $27,385              $2,233                 $544
Expenses:
    Mortality & Expense Risk Fees                     4,386                 756                1,659
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         22,999               1,477               (1,115)
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation)                               68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   86,585               9,200                1,725
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $109,584             $10,677                 $610
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Investment Income (Loss):
    Dividends                                          $114              $2,290              $30,945
Expenses:
    Mortality & Expense Risk Fees                     1,578                 188                4,258
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                         (1,464)              2,102               26,687
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation)                               11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   20,928              (5,819)              83,170
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $19,464             ($3,717)            $109,857
                                              ==============     ===============      ===============



                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                          $584             $24,048              $29,644
Expenses:
    Mortality & Expense Risk Fees                        73               2,502                8,178
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                            511              21,546               21,466
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation)                                   83              19,239               90,042
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       12              27,839              145,408
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $523             $49,385             $166,874
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $4,849              $3,074              $38,596
Expenses:
    Mortality & Expense Risk Fees                     1,566                 553                6,480
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          3,283               2,521               32,116
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation)                               11,697               2,132                    0
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   23,178               2,454                    0
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $26,461              $4,975              $32,116
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Investment Income (Loss):
    Dividends                                       $11,804                $832                 $485
Expenses:
    Mortality & Expense Risk Fees                     2,117                 489                  166
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          9,687                 343                  319
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation)                               (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                   (2,237)              3,953               (1,066)
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $7,450              $4,296                ($747)
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Investment Income (Loss):
    Dividends                                        $2,143                $335                 $256
Expenses:
    Mortality & Expense Risk Fees                        85                   4                   13
                                              --------------     ---------------      ---------------
Net Investment Income (Loss)                          2,058                 331                  243
                                              --------------     ---------------      ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation)                                 (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
    Net Gain (Loss) on Investments                       (1)               (252)                  16
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,057                 $79                 $259
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999
                                                                      AIM                 AIM
                                                                    Capital           International
                                                                  Appreciation           Equity
                                                  Total               Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                 $1,108,245              $7,430            $22,250
    Realized Gain (Loss) on Investment Activity   1,688,244               9,467               (658)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             4,216,974             118,713            245,104
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               7,013,463             135,610            266,696
                                              --------------     ---------------      -------------
 Capital Transactions:
    Contract Deposits and Transfers              16,057,267             191,533            350,534
    Cost Of Insurance Charge                     (2,371,415)            (34,739)           (48,131)
    Policy Loans                                   (467,311)             (6,129)            (4,309)
    Contract Withdrawals                         (1,231,246)             (7,120)            (1,849)
    Death Benefits                                  (19,183)               (532)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                    11,968,112             143,013            296,245
                                              --------------     ---------------      -------------
 Total Increase (Decrease) in Net Assets         18,981,575             278,623            562,941
Net Assets, at Beginning of Year                 18,181,279             200,777            244,616
                                              --------------     ---------------      -------------
Net Assets, at End of Year                      $37,162,854            $479,400           $807,557
                                              ==============     ===============      =============

                                                                                        Alliance
                                                Alliance            Alliance             Global
                                              Conservative           Global              Dollar
                                                Investors             Bond             Government
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,973                $213                $29
    Realized Gain (Loss) on Investment Activity         332                (472)                 1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,782)               (364)                15
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,523                (623)                45
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   9,205               9,418                  0
    Cost Of Insurance Charge                         (3,200)             (1,677)               (53)
    Policy Loans                                     (1,019)                  0                  0
    Contract Withdrawals                                (89)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         4,897               7,741                (53)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               6,420               7,118                 (8)
Net Assets, at Beginning of Year                     32,995               8,547                222
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $39,415             $15,665               $214
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth             Alliance
                                                Alliance               &                 Growth
                                                 Growth              Income            Investors
                                                Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $239,513            $208,349            $20,178
    Realized Gain (Loss) on Investment Activity     153,081              59,630             11,353
    Change in Unrealized Appreciation
        (Depreciation) of Investments               690,619             (46,210)               700
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                               1,083,213             221,769             32,231
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers               1,119,286             155,452             44,115
    Cost Of Insurance Charge                       (281,233)           (202,332)           (14,016)
    Policy Loans                                    (67,291)            (39,707)            (6,664)
    Contract Withdrawals                           (128,553)            (55,146)            (9,348)
    Death Benefits                                   (1,534)             (1,017)              (273)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       640,675            (142,750)            13,814
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           1,723,888              79,019             46,045
Net Assets, at Beginning of Year                  2,827,243           2,510,891            195,648
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,551,131          $2,589,910           $241,693
                                              ==============     ===============      =============

                                                                    Alliance            Alliance
                                                Alliance             Money              Premier
                                              International         Market               Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $28,794             $16,048             $1,120
    Realized Gain (Loss) on Investment Activity     322,423                   0                896
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0            105,394
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 351,217              16,048            107,410
                                               --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                (348,680)             20,790            475,404
    Cost Of Insurance Charge                         (2,537)            (26,366)           (64,005)
    Policy Loans                                          0                   0             (1,748)
    Contract Withdrawals                                  0                   0             (5,587)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                      (351,217)             (5,576)           404,064
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              10,472            511,474
Net Assets, at Beginning of Year                          0              20,484            151,967
                                              --------------     ---------------      -------------

Net Assets, at End of Year                               $0             $30,956           $663,441
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                Alliance             Total              Alliance
                                               Technology           Return               Quasar
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   ($13,316)               $208            ($3,833)
    Realized Gain (Loss) on Investment Activity     596,364                   7            143,282
    Change in Unrealized Appreciation
        (Depreciation) of Investments               860,253                 (78)            94,963
                                              --------------     ---------------      -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                               1,443,301                 137            234,412
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers               2,359,314                   0            804,931
    Cost Of Insurance Charge                       (159,124)               (219)           (44,995)
    Policy Loans                                    (23,231)                  0             (3,851)
    Contract Withdrawals                            (43,776)                  0            (10,477)
    Death Benefits                                        0                   0               (348)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     2,133,183                (219)           745,260
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets           3,576,484                 (82)           979,672
Net Assets, at Beginning of Year                    808,100               2,530            323,880
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $4,384,584              $2,448         $1,303,552
                                              ==============     ===============      =============

                                                Alliance
                                                  U.S.
                                               Government/
                                                  High              Alliance             Anchor
                                                 Grade              Utility             Capital
                                               Securities            Income           Appreciation
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $52                 $34               $138
    Realized Gain (Loss) on Investment Activity          (5)                 10              5,385
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   (78)                134              8,237
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     (31)                178             13,760
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                       0                   0             72,791
    Cost Of Insurance Charge                            (79)                (92)            (3,747)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           (79)                (92)            69,044
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                (110)                 86             82,804
Net Assets, at Beginning of Year                        968               1,020                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                             $858              $1,106            $82,804
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                 Anchor
                                               Government
                                                    &                                    Anchor
                                                 Quality             Anchor             Natural
                                                  Bond               Growth            Resources
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,848                 $66               ($10)
    Realized Gain (Loss) on Investment Activity      (1,988)              4,496                  1
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (100)              1,955                890
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (240)              6,517                881
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 121,869              24,961             11,419
    Cost Of Insurance Charge                         (1,419)               (678)              (277)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       120,450              24,283             11,142
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             120,210              30,800             12,023
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $120,210             $30,800            $12,023
                                              ==============     ===============      =============

                                                 Dreyfus                                Dreyfus
                                                  Small             Dreyfus               Zero
                                                 Company             Stock               Coupon
                                                  Stock              Index                2000
                                                Portfolio             Fund             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($2,786)            $47,643               $775
    Realized Gain (Loss) on Investment Activity     (17,176)            143,876                 (4)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                49,961             534,775               (456)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  29,999             726,294                315
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 160,056           2,254,428              5,613
    Cost Of Insurance Charge                        (26,925)           (411,576)            (1,842)
    Policy Loans                                     (2,946)            (54,271)                 0
    Contract Withdrawals                            (14,410)           (143,533)              (488)
    Death Benefits                                     (403)             (2,534)               (21)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       115,372           1,642,514              3,262
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             145,371           2,368,808              3,577
Net Assets, at Beginning of Year                    248,028           2,715,365             13,579
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $393,399          $5,084,173            $17,156
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                Fidelity
                                                  Asset             Fidelity            Fidelity
                                                 Manager           Contrafund            Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $52,371              $7,341           $320,185
    Realized Gain (Loss) on Investment Activity        (138)             16,695            225,037
    Change in Unrealized Appreciation
        (Depreciation) of Investments                50,732             139,635            916,601
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 102,965             163,671          1,461,823
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 422,099             673,063          2,250,185
    Cost Of Insurance Charge                        (90,397)            (68,090)          (402,276)
    Policy Loans                                    (12,318)               (960)           (89,548)
    Contract Withdrawals                             (3,454)            (13,989)          (239,317)
    Death Benefits                                   (4,218)               (699)            (6,501)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       311,712             589,325          1,512,543
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             414,677             752,996          2,974,366
Net Assets, at Beginning of Year                    793,844             296,842          3,048,504
                                              --------------     ---------------      -------------
Net Assets, at End of Year                       $1,208,521          $1,049,838         $6,022,870
                                              ==============     ===============      =============

                                                                    Fidelity
                                                Fidelity           Investment           Fidelity
                                                  High               Grade               Money
                                                 Income               Bond               Market
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $21,915              $7,438            $86,027
    Realized Gain (Loss) on Investment Activity     (12,925)             (1,112)                 0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                17,353             (12,354)                 0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,343              (6,028)            86,027
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 255,870             379,969           (421,803)
    Cost Of Insurance Charge                        (32,070)            (40,235)          (183,797)
    Policy Loans                                     (4,373)             (7,710)            (2,013)
    Contract Withdrawals                            (24,692)            (42,753)          (465,487)
    Death Benefits                                     (182)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       194,553             289,271         (1,073,100)
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             220,896             283,243           (987,073)
Net Assets, at Beginning of Year                    263,309             208,718          2,748,419
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $484,205            $491,961         $1,761,346
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                   SunAmerica          SunAmerica
                                                Fidelity            Alliance           Aggressive
                                                Overseas             Growth              Growth
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $11,787               ($904)             ($123)
    Realized Gain (Loss) on Investment Activity       3,460               5,669              1,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments               173,424              79,099             26,106
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 188,671              83,864             27,915
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                 175,116             700,521            127,356
    Cost Of Insurance Charge                        (47,710)            (14,780)            (5,960)
    Policy Loans                                     (7,700)                  0             (3,434)
    Contract Withdrawals                            (15,290)                  0                  0
    Death Benefits                                     (921)                  0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       103,495             685,741            117,962
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             292,166             769,605            145,877
Net Assets, at Beginning of Year                    380,231                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $672,397            $769,605           $145,877
                                              ==============     ===============      =============



                                               SunAmerica          SunAmerica          SunAmerica
                                                  Asset               Cash             Corporate
                                               Allocation          Management             Bond
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($32)             $6,518                ($6)
    Realized Gain (Loss) on Investment Activity          77               4,159                 24
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   965              13,584                (84)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,010              24,261                (66)
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  31,387           2,021,308              7,497
    Cost Of Insurance Charge                           (619)           (101,346)              (131)
    Policy Loans                                     (3,434)            (94,800)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        27,334           1,825,162              7,366
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              28,344           1,849,423              7,300
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $28,344          $1,849,423             $7,300
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                               SunAmerica
                                                 "Dogs"
                                                   of              SunAmerica          SunAmerica
                                                  Wall              Emerging           Federated
                                                 Street             Markets              Value
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($26)               ($44)             ($121)
    Realized Gain (Loss) on Investment Activity        (403)                961                (71)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (291)              6,842              6,394
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (720)              7,759              6,202
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  35,255              34,750            157,965
    Cost Of Insurance Charge                         (1,302)             (2,690)            (1,211)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        33,953              32,060            156,754
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              33,233              39,819            162,956
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $33,233             $39,819           $162,956
                                              ==============     ===============      =============




                                               SunAmerica          SunAmerica
                                                 Global              Global            SunAmerica
                                                  Bond              Equities          Growth-Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($4)               ($64)             ($182)
    Realized Gain (Loss) on Investment Activity           0               1,580              4,088
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    (2)              4,258             11,546
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      (6)              5,774             15,452
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                   3,222              33,441            151,611
    Cost Of Insurance Charge                            (26)             (1,301)            (3,677)
    Policy Loans                                          0                   0            (17,145)
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         3,196              32,140            130,789
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets               3,190              37,914            146,241
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                           $3,190             $37,914           $146,241
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                                                                                       SunAmerica
                                                                   SunAmerica         International
                                               SunAmerica        International           Growth
                                               High-Yield         Diversified              &
                                                  Bond              Equities             Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($70)              ($144)           $10,664
    Realized Gain (Loss) on Investment Activity         315                (475)                48
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 1,005              15,097             (6,115)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,250              14,478              4,597
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  93,353             161,448            118,221
    Cost Of Insurance Charge                           (880)             (1,101)            (1,907)
    Policy Loans                                          0              (6,855)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        92,473             153,492            116,314
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              93,723             167,970            120,911
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $93,723            $167,970           $120,911
                                              ==============     ===============      =============


                                               SunAmerica
                                                   MFS             SunAmerica          SunAmerica
                                                 Growth               MFS                 MFS
                                                    &               Mid-Cap              Total
                                                 Income              Growth              Return
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($122)             $1,201               ($50)
    Realized Gain (Loss) on Investment Activity       3,481               3,519                513
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,847               6,611               (146)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,206              11,331                317
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  76,010              88,561             42,507
    Cost Of Insurance Charge                         (2,105)             (2,111)            (1,312)
    Policy Loans                                          0              (3,434)                 0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        73,905              83,016             41,195
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              80,111              94,347             41,512
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $80,111             $94,347            $41,512
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                               SunAmerica          SunAmerica          SunAmerica
                                                 Putnam               Real             SunAmerica
                                                 Growth              Estate             Balanced
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($198)                ($4)             ($101)
    Realized Gain (Loss) on Investment Activity       6,536                   0                214
    Change in Unrealized Appreciation
        (Depreciation) of Investments                10,300                 168              9,028
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,638                 164              9,141
                                              --------------     ---------------      -------------

Capital Transactions:
    Contract Deposits and Transfers                 126,661               4,786             93,271
    Cost Of Insurance Charge                         (4,367)                (81)            (3,380)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------

Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       122,294               4,705             89,891
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets             138,932               4,869             99,032
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                         $138,932              $4,869            $99,032
                                              ==============     ===============      =============


                                                                                       SunAmerica
                                                                   SunAmerica          Worldwide
                                               SunAmerica           Venture               High
                                                 Utility             Value               Income
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($5)              ($227)                $0
    Realized Gain (Loss) on Investment Activity           9                (263)                 3
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    55              15,614                 19
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      59              15,124                 22
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  11,073             253,251                620
    Cost Of Insurance Charge                           (305)             (5,294)               (56)
    Policy Loans                                          0                   0                  0
    Contract Withdrawals                                  0                   0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        10,768             247,957                564
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              10,827             263,081                586
Net Assets, at Beginning of Year                          0                   0                  0
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $10,827            $263,081               $586
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements


                                                                     VanEck              VanEck
                                                 VanEck            Worldwide           Worldwide
                                                Worldwide           Emerging              Hard
                                                Balanced            Markets              Assets
                                                  Fund                Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0               ($562)              $139
    Realized Gain (Loss) on Investment Activity           0               3,139             (8,908)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0              49,606             18,485
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0              52,183              9,716
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                       0              43,593             39,406
    Cost Of Insurance Charge                              0              (7,198)            (6,367)
    Policy Loans                                          0                   0               (298)
    Contract Withdrawals                                  0                   0             (5,309)
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             0              36,395             27,432
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets                   0              88,578             37,148
Net Assets, at Beginning of Year                          0              29,539             34,560
                                              --------------     ---------------      -------------
Net Assets, at End of Year                               $0            $118,117            $71,708
                                              ==============     ===============      =============


                                                  WP&G                WP&G                WP&G
                                                Tomorrow            Tomorrow            Tomorrow
                                                  Long               Medium              Short
                                                  Term                Term                Term
                                                Portfolio          Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $7,028                $370               $534
    Realized Gain (Loss) on Investment Activity         692                  19                 68
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,304)               (206)              (543)
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,416                 183                 59
                                              --------------     ---------------      -------------
Capital Transactions:
    Contract Deposits and Transfers                  20,325                 557              2,373
    Cost Of Insurance Charge                         (6,733)               (365)              (973)
    Policy Loans                                     (1,784)               (339)                 0
    Contract Withdrawals                               (579)                  0                  0
    Death Benefits                                        0                   0                  0
                                              --------------     ---------------      -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        11,229                (147)             1,400
                                              --------------     ---------------      -------------
Total Increase (Decrease) in Net Assets              17,645                  36              1,459
Net Assets, at Beginning of Year                     58,921               4,805              6,727
                                              --------------     ---------------      -------------
Net Assets, at End of Year                          $76,566              $4,841             $8,186
                                              ==============     ===============      =============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                      AIM                  AIM
                                                                    Capital           International
                                                                  Appreciation            Equity
                                                  Total               Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $626,860              $4,632                 $473
    Realized Gain (Loss) on Investment Activity     519,608                (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation) of Investments             1,519,964              25,833                7,738
                                              --------------     ---------------      ---------------

Increase (Decrease) in Net Assets Resulting
    From Operations                               2,666,432              30,094              (13,833)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers              10,229,110             183,463              279,691
    Cost Of Insurance Charge                     (1,571,906)            (12,343)             (20,406)
    Policy Loans                                   (212,191)                  0                    0
    Contract Withdrawals                           (202,369)               (437)                (836)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     8,242,644             170,683              258,449
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets          10,909,076             200,777              244,616
Net Assets, at Beginning of Year                  7,272,203                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                      $18,181,279            $200,777             $244,616
                                              ==============     ===============      ===============


                                                                                         Alliance
                                                Alliance            Alliance              Global
                                              Conservative           Global               Dollar
                                                Investors             Bond              Government
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,823                 ($2)                  $0
    Realized Gain (Loss) on Investment Activity       1,083                  19                    2
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   691                 289                   10
                                              --------------     ---------------      ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                   3,597                 306                   12
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                   8,717               8,748                  241
    Cost Of Insurance Charge                         (2,651)               (507)                 (31)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (740)                  0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         5,326               8,241                  210
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               8,923               8,547                  222
Net Assets, at Beginning of Year                     24,072                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $32,995              $8,547                 $222
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Alliance
                                                                     Growth              Alliance
                                                Alliance               &                  Growth
                                                 Growth              Income             Investors
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $94,056            $100,596              $12,600
    Realized Gain (Loss) on Investment Activity      36,650              55,743                3,763
    Change in Unrealized Appreciation
        (Depreciation) of Investments               394,461              63,586               17,434
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 525,167             219,925               33,797
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers               1,465,361           1,726,082               67,671
    Cost Of Insurance Charge                       (210,721)           (152,262)             (18,064)
    Policy Loans                                    (30,640)            (25,729)              (2,299)
    Contract Withdrawals                            (44,972)            (21,460)              (2,915)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,179,028           1,526,631               44,393
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,704,195           1,746,556               78,190
Net Assets, at Beginning of Year                  1,123,048             764,335              117,458
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,827,243          $2,510,891             $195,648
                                              ==============     ===============      ===============



                                                                    Alliance             Alliance
                                                Alliance             Money               Premier
                                              International         Market                Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($334)             $2,000              ($1,872)
    Realized Gain (Loss) on Investment Activity      54,637                   0               30,881
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                   0               16,562
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  54,303               2,000               45,571
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 (46,424)             30,250              127,213
    Cost Of Insurance Charge                         (7,879)            (11,766)             (19,989)
    Policy Loans                                          0                   0                 (267)
    Contract Withdrawals                                  0                   0                 (561)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (54,303)             18,484              106,396
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                   0              20,484              151,967
Net Assets, at Beginning of Year                          0                   0                    0
                                              --------------     ---------------      ---------------

Net Assets, at End of Year                               $0             $20,484             $151,967
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements


                                                                    Alliance
                                                Alliance             Total               Alliance
                                               Technology           Return                Quasar
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($4,822)                ($1)             $27,636
    Realized Gain (Loss) on Investment Activity     171,268                   0               31,274
    Change in Unrealized Appreciation
        (Depreciation) of Investments               197,601                 112              (66,300)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 364,047                 111               (7,390)
                                              --------------     ---------------      ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 280,314               2,477              144,506
    Cost Of Insurance Charge                        (66,804)                (58)             (36,287)
    Policy Loans                                    (12,128)                  0              (10,340)
    Contract Withdrawals                            (12,390)                  0               (8,285)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       188,992               2,419               89,594
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             553,039               2,530               82,204
Net Assets, at Beginning of Year                    255,061                   0              241,676
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $808,100              $2,530             $323,880
                                              ==============     ===============      ===============


                                                Alliance
                                                  U.S.
                                               Government/                               Dreyfus
                                                  High              Alliance              Small
                                                 Grade              Utility              Company
                                               Securities            Income               Stock
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $0                  $0                ($502)
    Realized Gain (Loss) on Investment Activity           0                   0               (2,481)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0                  52                8,859
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       0                  52                5,876
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                     991                 991              141,312
    Cost Of Insurance Charge                            (23)                (23)             (22,440)
    Policy Loans                                          0                   0               (1,455)
    Contract Withdrawals                                  0                   0               (2,646)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           968                 968              114,771
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets                 968               1,020              120,647
Net Assets, at Beginning of Year                          0                   0              127,381
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                             $968              $1,020             $248,028
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                 Dreyfus              Zero               Fidelity
                                                  Stock              Coupon               Asset
                                                  Index               2000               Manager
                                                  Fund             Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $14,093                $589              $55,868
    Realized Gain (Loss) on Investment Activity      90,160                 117               10,634
    Change in Unrealized Appreciation
        (Depreciation) of Investments               348,632                  37               18,503
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 452,885                 743               85,005
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               1,648,311               4,317              385,929
    Cost Of Insurance Charge                       (264,577)             (2,247)             (60,284)
    Policy Loans                                    (35,221)                  0               (1,634)
    Contract Withdrawals                            (30,468)                  0               (3,078)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,318,045               2,070              320,933
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           1,770,930               2,813              405,938
Net Assets, at Beginning of Year                    944,435              10,766              387,906
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $2,715,365             $13,579             $793,844
                                              ==============     ===============      ===============


                                                                                         Fidelity
                                                Fidelity            Fidelity               High
                                               Contrafund            Growth               Income
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $792            $163,341              $31,375
    Realized Gain (Loss) on Investment Activity       3,199              52,384               (5,310)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                37,476             484,390              (31,433)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  41,467             700,115               (5,368)
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 273,708           1,519,887               18,962
    Cost Of Insurance Charge                        (18,289)           (264,617)             (31,215)
    Policy Loans                                          0             (38,305)                (541)
    Contract Withdrawals                                (44)            (32,651)              (5,710)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       255,375           1,184,314              (18,504)
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             296,842           1,884,429              (23,872)
Net Assets, at Beginning of Year                          0           1,164,075              287,181
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $296,842          $3,048,504             $263,309
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                Fidelity
                                               Investment           Fidelity
                                                  Grade              Money               Fidelity
                                                  Bond               Market              Overseas
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,254             $60,336              $26,265
    Realized Gain (Loss) on Investment Activity        (104)                  0               22,548
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,966                   0                1,403
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  11,116              60,336               50,216
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                 133,629           1,794,587               22,097
    Cost Of Insurance Charge                        (15,077)           (262,012)             (46,489)
    Policy Loans                                          0             (47,336)              (4,988)
    Contract Withdrawals                               (446)            (23,046)              (8,945)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       118,106           1,462,193              (38,325)
                                              --------------     ---------------      ---------------

Total Increase (Decrease) in Net Assets             129,222           1,522,529               11,891
Net Assets, at Beginning of Year                     79,496           1,225,890              368,340
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $208,718          $2,748,419             $380,231
                                              ==============     ===============      ===============


                                                                     VanEck               VanEck
                                                 VanEck            Worldwide            Worldwide
                                                Worldwide           Emerging               Hard
                                                Balanced            Markets               Assets
                                                  Fund                Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $24,413                ($80)              $4,275
    Realized Gain (Loss) on Investment Activity     (10,944)               (238)              (4,776)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (4,930)              2,653              (11,854)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   8,539               2,335              (12,355)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 (89,148)             28,877               22,362
    Cost Of Insurance Charge                         (7,250)             (1,673)              (5,001)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                               (456)                  0                 (666)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (96,854)             27,204               16,695
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             (88,315)             29,539                4,340
Net Assets, at Beginning of Year                     88,315                   0               30,220
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                               $0             $29,539              $34,560
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $525                $246                 $285
    Realized Gain (Loss) on Investment Activity       1,436                  31                   47
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 4,736                 390                   67
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   6,697                 667                  399
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                  38,804                 534                4,650
    Cost Of Insurance Charge                         (9,742)               (536)                (643)
    Policy Loans                                     (1,308)                  0                    0
    Contract Withdrawals                             (1,420)                  0                 (197)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        26,334                  (2)               3,810
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              33,031                 665                4,209
Net Assets, at Beginning of Year                     25,890               4,140                2,518
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $58,921              $4,805               $6,727
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                    Alliance
                                                                  Conservative           Alliance
                                                                   Investors              Growth
                                                  Total            Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $166,746                $167              $21,469
    Realized Gain (Loss) on Investment Activity     206,207                 600               37,620
    Change in Unrealized Appreciation
        (Depreciation) of Investments               366,321                 586              138,629
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 739,274               1,353              197,718
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers               5,563,491              15,647              816,168
    Cost Of Insurance Charge                       (775,349)             (2,705)            (117,612)
    Policy Loans                                    (94,631)                  0               (6,689)
    Contract Withdrawals                            (82,467)               (239)             (19,879)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     4,611,044              12,703              671,988
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets           5,350,318              14,056              869,706
Net Assets, at Beginning of Year                  1,921,885              10,016              253,342
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                       $7,272,203             $24,072           $1,123,048
                                              ==============     ===============      ===============


                                                Alliance
                                                 Growth             Alliance
                                                    &                Growth              Alliance
                                                 Income            Investors            Technology
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $22,999              $1,477              ($1,115)
    Realized Gain (Loss) on Investment Activity      18,395               3,687               16,995
    Change in Unrealized Appreciation
        (Depreciation) of Investments                68,190               5,513              (15,270)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 109,584              10,677                  610
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 574,019              64,609              274,635
    Cost Of Insurance Charge                        (74,918)            (11,672)             (19,431)
    Policy Loans                                     (5,180)                  0                 (101)
    Contract Withdrawals                             (5,967)             (2,220)              (8,527)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       487,954              50,717              246,576
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             597,538              61,394              247,186
Net Assets, at Beginning of Year                    166,797              56,064                7,875
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $764,335            $117,458             $255,061
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Dreyfus
                                                                     Small               Dreyfus
                                                Alliance            Company               Stock
                                                 Quasar              Stock                Index
                                                Portfolio          Portfolio               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($1,464)             $2,102              $26,687
    Realized Gain (Loss) on Investment Activity       9,057                (107)              41,444
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,871              (5,712)              41,726
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  19,464              (3,717)             109,857
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 236,458             133,412              781,031
    Cost Of Insurance Charge                        (17,506)             (2,314)             (90,065)
    Policy Loans                                       (387)                  0               (1,032)
    Contract Withdrawals                             (1,093)                  0               (7,423)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       217,472             131,098              682,511
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             236,936             127,381              792,368
Net Assets, at Beginning of Year                      4,740                   0              152,067
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $241,676            $127,381             $944,435
                                              ==============     ===============      ===============

                                                 Dreyfus
                                                  Zero              Fidelity
                                                 Coupon              Asset               Fidelity
                                                  2000              Manager               Growth
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $511             $21,546              $21,466
    Realized Gain (Loss) on Investment Activity         (71)              8,600               55,366
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    83              19,239               90,042
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     523              49,385              166,874
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  11,738             288,591              496,116
    Cost Of Insurance Charge                         (4,235)            (42,651)            (148,843)
    Policy Loans                                          0                (167)             (24,473)
    Contract Withdrawals                               (171)             (9,859)             (19,994)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         7,332             235,914              302,806
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets               7,855             285,299              469,680
Net Assets, at Beginning of Year                      2,911             102,607              694,395
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $10,766            $387,906           $1,164,075
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                    Fidelity
                                                Fidelity           Investment            Fidelity
                                                  High               Grade                Money
                                                 Income               Bond                Market
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $3,283              $2,521              $32,116
    Realized Gain (Loss) on Investment Activity      11,481                 322                    0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,697               2,132                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  26,461               4,975               32,116
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 228,644              30,051            1,209,442
    Cost Of Insurance Charge                        (23,779)             (6,686)            (159,431)
    Policy Loans                                          0                   0              (52,504)
    Contract Withdrawals                             (2,049)                (16)              (1,225)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       202,816              23,349              996,282
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             229,277              28,324            1,028,398
Net Assets, at Beginning of Year                     57,904              51,172              197,492
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $287,181             $79,496           $1,225,890
                                              ==============     ===============      ===============


                                                                                          VanEck
                                                                     VanEck             Worldwide
                                                Fidelity           Worldwide               Hard
                                                Overseas            Balanced              Assets
                                                Portfolio             Fund                 Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $9,687                $343                 $319
    Realized Gain (Loss) on Investment Activity       1,460                 856                  165
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (3,697)              3,097               (1,231)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   7,450               4,296                 (747)
                                              --------------     ---------------      ---------------

Capital Transactions:
    Contract Deposits and Transfers                 282,864              60,836               25,015
    Cost Of Insurance Charge                        (34,464)            (10,075)              (4,740)
    Policy Loans                                     (4,098)                  0                    0
    Contract Withdrawals                             (3,073)               (712)                 (20)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       241,229              50,049               20,255
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets             248,679              54,345               19,508
Net Assets, at Beginning of Year                    119,661              33,970               10,712
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                         $368,340             $88,315              $30,220
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G                WP&G                 WP&G
                                                Tomorrow            Tomorrow             Tomorrow
                                                  Long               Medium               Short
                                                  Term                Term                 Term
                                                Portfolio          Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,058                $331                 $243
    Realized Gain (Loss) on Investment Activity         303                   2                   32
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (304)               (254)                 (16)
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,057                  79                  259
                                              --------------     ---------------      ---------------
Capital Transactions:
    Contract Deposits and Transfers                  27,235               4,185                2,795
    Cost Of Insurance Charge                         (3,562)               (124)                (536)
    Policy Loans                                          0                   0                    0
    Contract Withdrawals                                  0                   0                    0
                                              --------------     ---------------      ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        23,673               4,061                2,259
                                              --------------     ---------------      ---------------
Total Increase (Decrease) in Net Assets              25,730               4,140                2,518
Net Assets, at Beginning of Year                        160                   0                    0
                                              --------------     ---------------      ---------------
Net Assets, at End of Year                          $25,890              $4,140               $2,518
                                              ==============     ===============      ===============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Gallery Life, and Polaris Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust"), Weiss, Peck & Greer ("WP&G Tomorrow Fund"), Anchor Series Trust ("Anchor"), and SunAmerica Series Trust ("SunAmerica"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                Fidelity Trust II:
           Capital Appreciation Fund                                 Asset Manager Portfolio
           International Equity Fund                                 Contrafund Portfolio
                                                                     Investment Grade Bond Portfolio

Alliance Fund:
           Conservative Investors Portfolio              SunAmerica:
           Global Bond Portfolio                                     Alliance Growth Portfolio
           Global Dollar Government Portfolio                        Aggressive Growth Portfolio
           Growth Portfolio                                          Asset Allocation Portfolio
           Growth & Income Portfolio                                 Cash Management Portfolio
           Growth Investors Portfolio                                Corporate Bond Portfolio
           International Portfolio                                   "Dogs" of Wall Street Portfolio
           Money Market Portfolio                                    Emerging Markets Portfolio
           Premier Growth Portfolio                                  Federated Value Portfolio
           Quasar Portfolio                                          Global Bond Portfolio
           Technology Portfolio                                      Global Equities Portfolio
           Total Return Portfolio                                    Growth-Income Portfolio
           U.S. Government/High Grade Securities Portfolio           High-Yield Bond Portfolio
           Utility Income Portfolio                                  International Diversified Equities Portfolio
                                                                     International Growth & Income Portfolio
Anchor:                                                              MFS Growth & Income Portfolio
           Capital Appreciation Portfolio                            MFS Mid-Cap Growth Portfolio
           Government & Quality Bond Portfolio                       MFS Total Return Portfolio
           Growth Portfolio                                          Putnam Growth Portfolio
           Natural Resources Portfolio                               Real Estate Portfolio
                                                                     SunAmerica Balanced Portfolio
Dreyfus Fund:                                                        Utility Portfolio
           Small Company Stock Portfolio                             Venture Value Portfolio
           Stock Index Fund                                          Worldwide High Income Portfolio
           Zero Coupon 2000 Portfolio
                                                         Van Eck Trust:
Fidelity Trust:                                                      Worldwide Balanced Fund (Fund Closed 06/29/98)
           Growth Portfolio                                          Worldwide Emerging Markets Fund
           High Income Portfolio                                     Worldwide Hard Assets Fund
           Money Market Portfolio
           Overseas Portfolio                             WP&G Tomorrow Fund:
                                                                     Tomorrow Long Term Portfolio
                                                                     Tomorrow Medium Term Portfolio
                                                                     Tomorrow Short Term Portfolio

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 and 1997 have been reclassified to conform to the 1999 presentation.

3. Contract Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges

     (d)  acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris Life Product

There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of
 .90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

     (a)  administrative charges

     (b)  insurance charges

     (c)  supplemental benefit charges or riders

     (d)  acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                                 Cost of            Proceeds
                                                                Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                $ 224,923           $ 74,481
        International Equity Fund                                  367,455             48,960
Alliance Fund:
        Conservative Investors Portfolio                            13,451              5,581
        Global Bond Portfolio                                       20,849             12,897
        Global Dollar Government Portfolio                              31                 54
        Growth Portfolio                                         5,099,952          4,219,764
        Growth & Income Portfolio                                4,629,933          4,564,336
        Growth Investors Portfolio                                  89,948             55,956
        International Portfolio                                 42,790,294         43,112,716
        Money Market Portfolio                                  55,049,664         55,039,193
        Premier Growth Portfolio                                 2,005,804          1,600,619
        Technology Portfolio                                    77,489,023         75,369,157
        Total Return Portfolio                                         229                241
        Quasar Portfolio                                        30,368,359         29,626,932
        U.S. Government/High Grade Securities Portfolio                 59                 87
        Utility Income Portfolio                                        43                101
Anchor:
        Capital Appreciation Portfolio                             120,952             51,771
        Government & Quality Bond Portfolio                        164,460             42,161
        Growth Portfolio                                            64,207             39,857
        Natural Resources Portfolio                                 11,378                246
Dreyfus Fund:
        Small Company Portfolio                                    229,583            116,998
        Stock Index Fund                                         2,202,224            512,068
        Zero Coupon 2000 Portfolio                                   7,085              3,048
Fidelity Trust:
        Asset Manager Portfolio                                    495,994            131,911
        Contrafund Portfolio                                       698,379            101,713
        Growth Portfolio                                         2,741,221            908,496
        High Income Portfolio                                      310,887             94,420
        Investment Grade Bond Portfolio                            402,048            105,340
        Money Market Portfolio                                   3,705,690          4,692,763
        Overseas Portfolio                                         181,549             66,269
Sun America:
        Alliance Growth Portfolio                                  760,653             75,816
        Aggressive Growth Portfolio                                180,460             62,622
        Asset Allocation Portfolio                                  81,049             53,747
        Cash Management Portfolio                                4,383,240          2,551,560
        Corporate Bond Portfolio                                    14,726              7,367
        "Dogs" of Wall Street Portfolio                             42,758              8,833
        Emerging Markets Portfolio                                  48,389             16,373
        Federated Value Portfolio                                  160,428              3,796
        Global Bond Portfolio                                        3,220                 28
        Global Equities Portfolio                                   46,606             14,530
        Growth-Income Portfolio                                    414,879            284,271
        High-Yield Bond Portfolio                                  108,048             15,646
        International Diversified Equities Portfolio               255,839            102,490
        International Growth & Income Portfolio                    135,631              8,653
        MFS Growth & Income Portfolio                              139,771             65,987
        MFS Mid-Cap Growth Portfolio                               157,758             73,541
        MFS Total Return Portfolio                                  72,858             31,714
        Putnam Growth Portfolio                                    239,995            117,899
        Real Estate Portfolio                                        4,718                 19
        SunAmerica Balanced Portfolio                              102,293             12,503
        Utility Portfolio                                           11,722                962
        Venture Value Portfolio                                    259,867             12,138
        Worldwide High Income Portfolio                                617                 55
Van Eck Trust:
        Worldwide Emerging Markets Fund                             51,310             15,476
        Worldwide Hard Assets Fund                                  59,457             31,886
        Worldwide Balanced Fund                                          0                  0


                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)
                                                                   Cost of         Proceeds
                                                                  Purchases        From Sales
Shares of
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                 27,015            8,757
        Tomorrow Medium Term Portfolio                                  849              627
        Tomorrow Short Term Portfolio                                18,817           16,883

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT II

              NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                                   Cost of            Proceeds
                                                                  Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                                  $ 201,598           $ 26,283
        International Equity Fund                                    499,113            240,193
Alliance Fund:
        Conservative Investors Portfolio                              17,668             10,521
        Global Bond Portfolio                                          9,907              1,670
        Global Dollar Government Portfolio                               242                 31
        Growth Portfolio                                           1,434,835            161,751
        Growth & Income Portfolio                                  7,118,210          5,490,984
        Growth Investors Portfolio                                    83,359             26,366
        International Portfolio                                    7,730,001          7,784,638
        Money Market Portfolio                                     7,530,593          7,510,112
        Premier Growth Portfolio                                   1,721,633          1,617,108
        Technology Portfolio                                       9,312,917          9,128,748
        Total Return Portfolio                                         2,439                 21
        Quasar Portfolio                                           9,870,359          9,753,129
        U.S. Government/High Grade Securities Portfolio                  976                  8
        Utility Income Portfolio                                         976                  8
Dreyfus Fund:
        Small Company Portfolio                                      277,608            163,341
        Stock Index Fund                                           1,719,925            387,790
        Zero Coupon 2000 Portfolio                                     7,868              5,215
Fidelity Trust:
        Asset Manager Portfolio                                      637,629            260,827
        Contrafund Portfolio                                         295,002             38,838
        Growth Portfolio                                           1,684,130            336,475
        High Income Portfolio                                        366,333            353,460
        Investment Grade Bond Portfolio                              252,481            126,121
        Money Market Portfolio                                     3,777,754          2,255,231
        Overseas Portfolio                                           240,411            252,471
Van Eck Trust:
        Worldwide Emerging Markets Fund                               31,817              4,692
        Worldwide Hard Assets Fund                                    34,521             13,551
        Worldwide Balanced Fund                                       43,581            115,939
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                                  43,881             17,022
        Tomorrow Medium Term Portfolio                                 1,311              1,067
        Tomorrow Short Term Portfolio                                  4,968                873

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)


5. Net Increase (Decrease) in Accumulation Units


For the year ended December 31, 1999, transactions in accumulation units of the account were as follows:



                                                        AIM                              AIM                          Alliance
                                                      Capital                       International                   Conservative
                                                     Appreciation                      Equity                        Investors
                                               1        Fund             1              Fund              3          Portfolio

                                                 -------------------            ----------------------           -------------------
Units Purchased                                           11,820.14                         15,051.27                        735.54
Units Withdrawn                                           (4,004.68)                        (4,365.68)                      (309.69)
Units Transferred Between Funds                            3,934.12                         13,591.17                        (70.70)
Units Transferred From (To) AIG Life                           4.63                              0.00                          0.00

                                                 -------------------            ----------------------           -------------------
Net Increase (Decrease)                                   11,754.21                         24,276.76                        355.15
Units, at Beginning of the Year                           17,648.32                         21,138.24                      2,405.91

                                                 -------------------            ----------------------           -------------------
Units, at End of the Year                                 29,402.53                         45,415.00                      2,761.06

                                                 ===================            ======================           ===================

Unit Value at December 31, 1999                  $            16.30           $                 17.78          $              14.27

                                                 ===================            ======================           ===================


                                                                                       Alliance
                                                        Alliance                       Global
                                                         Global                        Dollar                         Alliance
                                                          Bond                       Government                        Growth
                                                 1     Portfolio              2       Portfolio                3     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                                575.04                            0.00                     39,776.31
Units Withdrawn                                               (159.18)                          (6.60)                   (19,671.92)
Units Transferred Between Funds                                327.26                            0.00                      6,129.06
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                        743.12                           (6.60)                    26,233.45
Units, at Beginning of the Year                                766.18                           29.13                    126,178.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                    1,509.30                           22.53                    152,411.45

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              10.38         $                  9.55          $              29.86

                                                   ===================          ======================           ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        Alliance
                                                         Growth                       Alliance
                                                           &                           Growth                         Alliance
                                                         Income                       Investors                    International
                                                 3     Portfolio              3       Portfolio                2     Portfolio

                                                   -------------------          ----------------------           -------------------
Units Purchased                                             30,461.06                        2,631.85                          0.00
Units Withdrawn                                            (13,838.55)                      (1,720.71)                      (209.31)
Units Transferred Between Funds                            (24,624.69)                         (47.78)                       209.31
Units Transferred From (To) AIG Life                             0.00                            0.00                          0.00

                                                   -------------------          ----------------------           -------------------
Net Increase (Decrease)                                     (8,002.18)                         863.36                          0.00
Units, at Beginning of the Year                            122,262.66                       11,986.03                          0.00

                                                   -------------------          ----------------------           -------------------
Units, at End of the Year                                  114,260.48                       12,849.39                          0.00

                                                   ===================          ======================           ===================

Unit Value at December 31, 1999                  $              22.67         $                 18.81          $              15.37

                                                   ===================          ======================           ===================




                                                        Alliance                        Alliance                    Alliance
                                                         Money                           Premier                    Premier
                                                         Market                          Growth                      Growth
                                                 2     Portfolio                1       Portfolio            2     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                             28,076.48                         13,246.88                    219.15
Units Withdrawn                                             (2,456.46)                        (4,175.01)                   (59.22)
Units Transferred Between Funds                            (24,733.45)                        13,952.49                    305.94
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        886.57                         23,024.36                    465.87
Units, at Beginning of the Year                              1,941.33                          9,710.77                    369.56

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    2,827.90                         32,735.13                    835.43

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.95           $                 19.75      $              20.26

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Alliance
                                                        Alliance                          Total                       Alliance
                                                       Technology                        Return                        Quasar
                                                 3     Portfolio                2       Portfolio              1     Portfolio

                                                   -------------------            ----------------------         -------------------
Units Purchased                                             28,350.64                              0.00                   13,753.83
Units Withdrawn                                            (10,962.54)                           (17.38)                  (5,066.89)
Units Transferred Between Funds                             80,037.83                              0.00                    1,179.61
Units Transferred From (To) AIG Life                             0.00                              0.00                        0.00

                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     97,425.93                            (17.38)                   9,866.55
Units, at Beginning of the Year                             46,047.66                            207.79                   28,150.24

                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                  143,473.59                            190.41                   38,016.79

                                                   ===================            ======================         ===================

Unit Value at December 31, 1999                  $              30.56           $                 12.86        $              13.15

                                                   ===================            ======================         ===================


                                                                                        Alliance
                                                                                          U.S.
                                                                                       Government/
                                                                                          High                       Alliance
                                                        Alliance                          Grade                      Utility
                                                         Quasar                        Securities                     Income
                                                 2     Portfolio                2       Portfolio             2     Portfolio
                                                   -------------------            ----------------------         -------------------
Units Purchased                                             55,757.99                              0.00                       0.00
Units Withdrawn                                               (561.44)                            (7.28)                     (5.90)
Units Transferred Between Funds                             19,980.30                              0.00                       0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00
                                                   -------------------            ----------------------         -------------------
Net Increase (Decrease)                                     75,176.85                             (7.28)                     (5.90)
Units, at Beginning of the Year                                523.73                             87.06                      70.48
                                                   -------------------            ----------------------         -------------------
Units, at End of the Year                                   75,700.58                             79.78                      64.58

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              10.61           $                 10.75       $              17.12

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                         Anchor
                                                                                       Government
                                                         Anchor                             &
                                                        Capital                          Quality                      Anchor
                                                      Appreciation                        Bond                        Growth
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              3,087.57                            535.06                   3,649.48
Units Withdrawn                                               (317.29)                          (140.82)                    (63.16)
Units Transferred Between Funds                              2,983.66                         11,532.73                    (954.91)
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                      5,753.94                         11,926.97                   2,631.41
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                    5,753.94                         11,926.97                   2,631.41

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                     $           14.39              $              10.08          $           11.70

                                                   ===================            ======================        ===================




                                                                                          Dreyfus
                                                          Anchor                           Small                     Dreyfus
                                                         Natural                          Company                     Stock
                                                        Resources                          Stock                      Index
                                                  4     Portfolio                1       Portfolio            1        Fund

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 725.94                          9,227.64                 63,725.74
Units Withdrawn                                                 (27.11)                        (4,839.00)               (26,081.49)
Units Transferred Between Funds                                 384.56                          7,091.34                 31,946.11
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       1,083.39                         11,479.98                 69,590.36
Units, at Beginning of the Year                                   0.00                         25,681.64                122,837.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,083.39                         37,161.62                192,428.00

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.10           $                 10.59      $              26.42

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                         Dreyfus
                                                           Zero                          Fidelity
                                                          Coupon                           Asset                     Fidelity
                                                           2000                           Manager                   Contrafund
                                                  1     Portfolio                1       Portfolio            1     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                                 597.22                         20,837.92                 23,741.45
Units Withdrawn                                                (199.21)                        (6,305.74)                (5,987.55)
Units Transferred Between Funds                                (118.80)                         3,327.67                 25,139.94
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                         279.21                         17,859.85                 42,893.84
Units, at Beginning of the Year                               1,158.47                         46,661.29                 22,912.64

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     1,437.68                         64,521.14                 65,806.48

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.93           $                 18.73      $              15.95

                                                    ===================            ======================       ===================



                                                                                                                     Fidelity
                                                                                        Fidelity                    Investment
                                                        Fidelity                          High                        Grade
                                                         Growth                          Income                        Bond
                                                 1     Portfolio                1       Portfolio             1     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             62,187.99                          7,127.52                   8,032.99
Units Withdrawn                                            (31,295.73)                        (4,628.72)                 (7,463.52)
Units Transferred Between Funds                             34,441.26                         12,402.97                  23,182.68
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     65,333.52                         14,901.77                  23,752.15
Units, at Beginning of the Year                            145,023.28                         20,823.30                  16,922.34

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  210,356.80                         35,725.07                  40,674.49

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              28.63           $                 13.55       $              12.10

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                        Fidelity                                                    SunAmerica
                                                         Money                          Fidelity                     Alliance
                                                         Market                         Overseas                      Growth
                                                 1     Portfolio                1       Portfolio             3     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                            296,852.47                         10,267.86                  18,144.56
Units Withdrawn                                            (54,093.36)                        (4,680.67)                 (1,330.02)
Units Transferred Between Funds                           (322,250.00)                         1,268.85                  46,463.38
Units Transferred From (To) AIG Life                       (10,676.10)                             0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                    (90,166.99)                         6,856.04                  63,277.92
Units, at Beginning of the Year                            234,124.50                         27,306.95                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                  143,957.51                         34,162.99                  63,277.92

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              12.24           $                 19.68       $              12.16

                                                   ===================            ======================        ===================



                                                        SunAmerica                      SunAmerica                  SunAmerica
                                                        Aggressive                         Asset                       Cash
                                                          Growth                        Allocation                  Management
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               4,657.50                          3,037.65                377,272.01
Units Withdrawn                                                (795.85)                          (419.16)               (19,378.82)
Units Transferred Between Funds                               5,268.91                             80.70               (176,841.62)
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       9,130.56                          2,699.19                181,051.57
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     9,130.56                          2,699.19                181,051.57

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              15.98           $                 10.50      $              10.21

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                                                      SunAmerica
                                                                                         "Dogs"
                                                       SunAmerica                          of                      SunAmerica
                                                       Corporate                          Wall                      Emerging
                                                          Bond                           Street                     Markets
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                                724.19                          1,668.19                    872.79
Units Withdrawn                                                (12.96)                          (142.27)                  (248.45)
Units Transferred Between Funds                                 15.91                          2,212.54                  2,399.71
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        727.14                          3,738.46                  3,024.05
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                      727.14                          3,738.46                  3,024.05

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.04           $                  8.89      $              13.17

                                                   ===================            ======================       ===================



                                                       SunAmerica                      SunAmerica                   SunAmerica
                                                       Federated                         Global                       Global
                                                         Value                            Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                              1,006.86                            276.98                   1,535.29
Units Withdrawn                                               (129.17)                            (2.51)                   (117.79)
Units Transferred Between Funds                             15,996.89                             44.15                   1,647.90
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     16,874.58                            318.62                   3,065.40
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   16,874.58                            318.62                   3,065.40

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $               9.66           $                 10.02       $              12.37

                                                   ===================            ======================        ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                                                                                    SunAmerica
                                                                                       SunAmerica                 International
                                                       SunAmerica                      High-Yield                  Diversified
                                                     Growth-Income                        Bond                       Equities
                                                 4     Portfolio                4       Portfolio             4     Portfolio

                                                   -------------------            ----------------------        -------------------
Units Purchased                                             14,384.17                          1,529.97                   3,783.70
Units Withdrawn                                             (2,071.27)                           (88.19)                   (769.37)
Units Transferred Between Funds                                201.87                          7,829.61                  10,963.49
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                     12,514.77                          9,271.39                  13,977.82
Units, at Beginning of the Year                                  0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                   12,514.77                          9,271.39                  13,977.82

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.69           $                 10.11       $              12.02

                                                   ===================            ======================        ===================



                                                       SunAmerica                      SunAmerica
                                                     International                         MFS                     SunAmerica
                                                         Growth                          Growth                       MFS
                                                           &                                &                       Mid-Cap
                                                         Income                          Income                      Growth
                                                 4     Portfolio                4       Portfolio            4     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              2,525.66                          5,651.50                  2,679.50
Units Withdrawn                                               (179.23)                          (212.55)                  (479.49)
Units Transferred Between Funds                              8,689.76                          2,300.44                  4,150.47
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                     11,036.19                          7,739.39                  6,350.48
Units, at Beginning of the Year                                  0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                   11,036.19                          7,739.39                  6,350.48

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              10.96           $                 10.35      $              14.86

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.


                                                        SunAmerica
                                                           MFS                          SunAmerica                 SunAmerica
                                                          Total                           Putnam                      Real
                                                          Return                          Growth                     Estate
                                                  4     Portfolio                4       Portfolio           4     Portfolio

                                                    -------------------            ----------------------      -------------------
Units Purchased                                               2,758.75                          5,169.67                   535.79
Units Withdrawn                                                (133.20)                          (398.54)                   (9.36)
Units Transferred Between Funds                               1,555.02                          6,397.61                    14.33
Units Transferred From (To) AIG Life                              0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Net Increase (Decrease)                                       4,180.57                         11,168.74                   540.76
Units, at Beginning of the Year                                   0.00                              0.00                     0.00

                                                    -------------------            ----------------------      -------------------
Units, at End of the Year                                     4,180.57                         11,168.74                   540.76

                                                    ===================            ======================      ===================

Unit Value at December 31, 1999                   $               9.93           $                 12.44     $               9.00

                                                    ===================            ======================      ===================




                                                        SunAmerica                                                  SunAmerica
                                                        SunAmerica                      SunAmerica                   Venture
                                                         Balanced                         Utility                     Value
                                                  4     Portfolio                4       Portfolio            4     Portfolio

                                                    -------------------            ----------------------       -------------------
Units Purchased                                               2,025.43                            940.53                  2,388.04
Units Withdrawn                                                (314.84)                           (30.75)                  (354.26)
Units Transferred Between Funds                               6,861.07                            182.90                 14,867.32
Units Transferred From (To) AIG Life                              0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Net Increase (Decrease)                                       8,571.66                          1,092.68                 16,901.10
Units, at Beginning of the Year                                   0.00                              0.00                      0.00

                                                    -------------------            ----------------------       -------------------
Units, at End of the Year                                     8,571.66                          1,092.68                 16,901.10

                                                    ===================            ======================       ===================

Unit Value at December 31, 1999                   $              11.55           $                  9.91      $              15.57

                                                    ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                                       SunAmerica                        Van Eck                     Van Eck
                                                       Worldwide                        Worldwide                   Worldwide
                                                          High                          Emerging                       Hard
                                                         Income                          Markets                      Assets
                                                 4     Portfolio                1         Fund                1        Fund

                                                   -------------------            ----------------------        -------------------
Units Purchased                                                  0.00                          4,269.29                   2,973.26
Units Withdrawn                                                 (5.36)                          (915.31)                 (1,397.63)
Units Transferred Between Funds                                 58.37                          1,585.65                   1,670.14
Units Transferred From (To) AIG Life                             0.00                              0.00                       0.00

                                                   -------------------            ----------------------        -------------------
Net Increase (Decrease)                                         53.01                          4,939.63                   3,245.77
Units, at Beginning of the Year                                  0.00                          4,869.09                   4,444.97

                                                   -------------------            ----------------------        -------------------
Units, at End of the Year                                       53.01                          9,808.72                   7,690.74

                                                   ===================            ======================        ===================

Unit Value at December 31, 1999                  $              11.03           $                 12.04       $               9.32

                                                   ===================            ======================        ===================



                                                          WP&G                            WP&G                        WP&G
                                                        Tomorrow                        Tomorrow                    Tomorrow
                                                          Long                           Medium                      Short
                                                          Term                            Term                        Term
                                                 1     Portfolio                1       Portfolio            1     Portfolio

                                                   -------------------            ----------------------       -------------------
Units Purchased                                              1,256.59                             39.61                    170.66
Units Withdrawn                                               (684.64)                           (49.77)                   (71.65)
Units Transferred Between Funds                                184.88                              0.00                      0.00
Units Transferred From (To) AIG Life                             0.00                              0.00                      0.00

                                                   -------------------            ----------------------       -------------------
Net Increase (Decrease)                                        756.83                            (10.16)                    99.01
Units, at Beginning of the Year                              3,957.97                            341.05                    497.25

                                                   -------------------            ----------------------       -------------------
Units, at End of the Year                                    4,714.80                            330.89                    596.26

                                                   ===================            ======================       ===================

Unit Value at December 31, 1999                  $              16.24           $                 14.63      $              13.73

                                                   ===================            ======================       ===================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.
Footnote 3 are Vision and Gallery Life combined.
Footnote 4 are the Polaris funds.

                                   APPENDIX A

Minimum Premiums

The following table shows for Insureds of varying ages, the current minimum initial Premium for a Policy with the Face Amount indicated. This table assumes that the insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base policy.

Issue               Policy          Minimum           Minimum  Planned Periodic Premium
Age of    Sex of    Face            Initial              By Premium Payment Mode
Insured   Insured   Amount          Premium    Annual         Semiannual        Quarterly        Monthly

  25       Male     $75,000          $102.08    $612.50         $306.25          $153.13           $51.04
  30      Female    $100,000         $107.33    $644.00         $322.00          $161.00           $53.67
  35        Male    $250,000         $175.42    $1,052.50       $526.25          $263.13           $87.71
  40      Female    $300,000         $227.83    $1,367.00       $683.50          $341.75           $113.92
  45        Male    $500,000         $476.67    $2,860.00       $1,430.00        $715.00           $238.33
  50      Female    $350,000         $427.50    $2,565.00       $1,282.50        $641.25           $213.75
  55        Male    $300,000         $686.33    $4,118.00       $2,059.00        $1,029.50         $343.17
  60      Female    $250,000         $620.83    $3,725.00       $1,862.50        $931.25           $310.42
  65        Male    $200,000         $1,185.67 $7,114.00        $3,557.00        $1,778.50         $592.83
  70      Female    $100,000         $670.50    $4,023.00       $2,011.50        $1,005.75         $335.25
  75        Male    $75,000          $1,210.71 $7,264.25        $3,632.13        $1,816.06         $605.35


                                   APPENDIX B

Surrender Charge Premium

The surrender charge premium is an amount used to determine the sales charge deducted on surrender of the policy. The surrender charge premium is calculated for each Policy based on the issue age, sex, and smoker status of the Insured and the Face Amount of the Policy.

The following table shows for Insureds of varying ages, the surrender charge premium for a policy with the Face Amount indicated. This table assumes that the Insured will be placed in a nonsmoker class.

   Issue                            Policy                    Surrender
   Age of         Sex of            Face                      Charge
   Insured        Insured           Amount                    Premium

     25           Male              $75,000                   $483.75
     30           Female            $100,000                  $690.00
     35           Male              $250,000                  $2,562.50
     40           Female            $300,000                  $3,327.00
     45           Male              $500,000                  $8,530.00
     50           Female            $350,000                  $6,373.50
     55           Male              $300,000                  $8,880.00
     60           Female            $250,000                  $7,800.00
     65           Male              $200,000                  $10,762.00
     70           Female            $100,000                  $5,781.00
     75           Male              $75,000                   $7,689.75

                                   APPENDIX C

                          AVERAGE ANNUAL TOTAL RETURNS
                             As of December 31, 1999

  Portfolio                        Inception Date        YTD      1 Year     3 Years      5 Years       10 Years      Since
                                                                             Annualized   Annualized   Annualized   Inception
                                                                                                                    Annualized

  Equity Portfolios

    Growth                           09/15/1994        33.27%     33.27%       29.88%       30.14%         N/A       29.47%
    Growth and Income                01/14/1991        10.37%     10.37%       19.06%       22.78%         N/A       14.44%
    International                    12/28/1992        38.98%     38.98%       15.88%       12.05%         N/A       12.17%
    Premier Growth                   06/26/1992        31.13%     31.13%       36.59%       25.99%         N/A       19.62%
    Quasar                           08/14/1996        16.03%     16.03%       1.38%          N/A          N/A        2.99%
    Technology                       01/11/1996        74.14%     74.14%       43.95%         N/A          N/A       34.69%
    Utility Income                   05/10/1994        18.33%     18.33%       21.15%       17.34%         N/A       15.03%
    Worldwide Privitization          09/23/1994        57.41%     57.41%       22.83%       18.79%         N/A       17.92%
    Real Estate                      01/09/1997        -5.96%     -5.96%        N/A           N/A          N/A       -2.67%

  Fixed Income Portfolios

    Global Bond                      07/15/1991        -6.96%     -6.96%       -0.47%        2.98%         N/A        1.16%
    Global Dollar Gov't              05/02/1994        24.95%     24.95%       -0.57%        7.04%         N/A        5.78%
    North American Gov't             05/03/1994         7.93%     7.93%        4.94%         9.84%         N/A        6.09%
    U.S. Gov't/High Grade            09/17/1992        -3.33%     -3.33%       2.09%         3.91%         N/A        2.30%
    High Yield                       10/27/1997        -3.46%     -3.46%        N/A           N/A          N/A       -2.40%

  Asset Allocation Portfolios

    Conservative Investors           10/28/1994         4.09%     4.09%        9.10%         9.13%         N/A        8.93%
    Growth Investors                 10/28/1994        15.24%     15.24%       17.65%       15.81%         N/A       14.89%
    Total Return                     12/28/1992         5.57%     5.57%        11.95%       14.13%         N/A       10.25%

  Short-Term Portfolios

     Money Market                    02/03/1993         3.74%     3.74%        3.98%         3.95%         N/A        3.58%
    Short-Term Multi-Market          11/28/1990         2.58%     2.58%        1.81%         2.33%         N/A        0.77%


This portfolio performance information is for illustrative purposes only and is not intended to indicate or predict future performance.

The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, the mortality and expense risk charge, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

                                  [Back cover]

The  Securities  and  Exchange   Commission   maintains  an  Internet  Web  site
(http://www.sec.gov.) That contains additional information about AIG Life Insurance Company, the Policy and the Separate Account which may be of interest to you. The Web site also contains additional information about the Policy's

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION

AIG Life Insurance Company represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

Under its Bylaws, the Company, to the full extent permitted by Delaware law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account II, the Company will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.
     The Prospectus consisting of ___ pages.
     The undertaking to file reports.
     Representation.
     The signatures.

     Written consents of the following persons:

         Kenneth D. Walma
         Jorden Burt Cicchetti Berenson & Johnson LLP
         Michael Burns
         PricewaterhouseCoopers, LLP
         Powers of Attorney

The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

     (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable life contracts.*

     (2)  N/A

     (3) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 15, 1989;*

     (4)  N/A

     (5)  (a)  Form  of  Flexible   Premium   Variable  Life  Insurance   Policy
          (1VUL1294)*

          (b)  Form  of  Group   Flexible   Variable   Universal   Life   Policy
               (11GVUL0597)*

          (c) Form of Certificate of Group Flexible Variable Universal Life (16GVUL0597)*

          (d)  Form  of  Group   Flexible   Variable   Life   Insurance   Policy
               (11GVULD997)**

          (e) Form of Certificate of Group Flexible Variable Universal Life (16GVULD997)**

     (6) (a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991;*

          (b) Certificate of Incorporation of AIG Life Insurance Company, dated December 31, 1991*

          (c) Restated Certificate of Incorporation, of AIG Life Insurance Company, dated December 31, 1991. The original Certificate of Incorporation was filed in Pennsylvania on June 18, 1962*

          (d)  Restated By-Laws of AIG Life Insurance Company,  dated March 2000
               ****

     (7)  N/A

     (8)  (a) Powers of Attorney;***

          (b)  Power  of  Attorney   of  Paul  S.  Bell(1);

          (c)  Power of Attorney  of Michele L.  Abruzzo(2);

          (d)  Power of Attorney of Robinson K. Nottingham(2);

          (e)  Power of Attorney of Edmund  Sze-Wing  Tse(2);

          (f)  Power of Attorney  of  Elizabeth  M. Tuck(3);

          (g)  Power of Attorney of John Oehmke(3)

     (9)  N/A

     (10) (a) Form of Life Insurance Application (14APP0396)*

          (b)  Form of Supplemental Application (14SGVUL0597NJ)*

          (c)  Form of Group Life Insurance Application (14GAPP0397NJ)*

          (d)  Form of Group Life Insurance Application (14GVAPP997)**

     (11) Code of Ethics.

           N/A

2. Opinion and Consent of Counsel as to legality of securities being registered (filed electronically herewith).

3.   Consent of Actuary (filed electronically herewith).

4.   N/A

5. Consent of Independent Certified Public Accountants (filed electronically herewith).

6. Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP (filed electronically herewith).

7.   Memorandum Regarding Administrative Procedures.*

* Incorporated by reference to Registrant's Post-Effective Amendment, No. 4 filed on Form S-6 (File No. 33-90684), dated October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on Form S-6 (File No. 333-34199), dated March 13, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment, No 2 filed on Form S-6 (File No. 33-90684), dated May 1, 1997.

**** Incorporated by reference to Registrant's Post-Effective Amendment, No 15 filed on Form N-4 (File No. 33-39171), dated April 28,2000.

(1) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-85573) filed on October 15, 1999.

(2) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-93709) filed on December 28, 1999.

(3) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-31972) filed on March 8, 2000.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 1st day of May, 2000.

                                            VARIABLE ACOUNT II
                                            -------------------------------
                                                     (Registrant)

                                            By: AIG LIFE INSURANCE COMPANY
                                            --------------------------------
                                                     (Sponsor)

                                            By: /s/ Kenneth D. Walma
                                            --------------------------------
                                            Kenneth D. Walma, Vice President and
                                            General Counsel

Pursuant  to  the   requirements  of  the  Securities  and  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title               Date

Michele L. Abruzzo*                 Director            May 1, 2000
------------------
/s/ Michele L. Abruzzo

Paul S. Bell*                       Director            May 1, 2000
------------------
/s/ Paul Bell

Maurice R. Greenberg*               Director            May 1, 2000
------------------
/s/ Maurice R. Greenberg


Edward Easton Matthews*             Director            May 1, 2000
------------------
/s/ Edward Easton Matthews

Jerome T. Muldowney*                Director            May 1, 2000
------------------
/s/ Jerome T. Muldowney

Robinson K. Nottingham*             Director            May 1, 2000
------------------
/s/ Robinson K. Nottingham

John Oehmke*                        Chief Financial     May 1, 2000
____________________                Officer
/s/ John Oehmke

Nicholas A. O'Kulich*               Director            May 1, 2000
------------------
/s/ Nicholas A. O'Kulich

Howard Ian Smith*                   Director            May 1, 2000
------------------
/s/ Howard Ian Smith

Edmund Sze-Wing Tse*                Director            May 1, 2000
------------------
/s/ Edmund Sze-Wing Tse

Elizabeth M. Tuck*                  Secretary           May 1, 2000
------------------
/s/ Elizabeth M. Tuck

Gerald Walter Wyndorf*              Director            May 1, 2000
------------------
/s/ Gerald Walter Wyndorf

By:/s/ Kenneth D. Walma

     Kenneth D. Walma
     Attorney in Fact

                                INDEX TO EXHIBITS



EXHIBIT

2.       Opinion of Counsel

3.       Consent of Actuary

5.       Consent of Independent Accountants

6.       Consent of JordenBurt